UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust
6125 Memorial Drive
Dublin, OH   43017

Bruce McKibben
c/o The Flex-funds Trust
6125 Memorial Drive
Dublin, OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2012

Date of reporting period:  June 30, 2012

Item 1.  Report to Stockholders.

TABLE OF CONTENTS

Letter to Shareholders	1
Money Market Fund	4
Total Return Bond Fund	5
Balanced Fund	6
Muirfield Fund®	7
Utilities and Infrastructure Fund	8
Dynamic Growth Fund	9
Strategic Growth Fund	10
Aggressive Growth Fund	11
Quantex FundTM	12
Shareholder Expense Analysis	13
Disclosures	14
Fund Holdings & Financial Statements	15

Our Mission Statement

Every day, our mission is to exceed, with integrity, passion, and discipline, the expectations of our shareholders’ and clients’ overall investment experience.

Core Values

The Client/Shareholder Is Our #1 Priority
Always remember whom we are serving. Our livelihood depends on providing a superior overall investment experience that exceeds the expectations of our shareholders and clients.

Clarity Of Purpose
Our organization has a clear, well-defined vision. All of our associates are committed to and understand how they will contribute to that vision.

Communication
We expect open and effective communication, full reporting, including good and bad news, and constructive feedback.

Integrity
We insist upon honesty and adhere to the highest ethical standards.

Excellence/ Innovation
Our associates strive each day for excellence in the work they perform, seek innovative ways to solve problems and introduce new ideas to take advantage of opportunities. We are a “Think Outside The Box” company.

Associate Well-Being
We value the success and well-being of our associates. We recognize and reward our associates’ contributions.

Respect For Others
Respect all people, value the differences among them and treat them as you would like to be treated.

Seek First To Understand
When interacting with others, place curiosity and understanding of their perspective FIRST, setting aside preconceived opinions and quick judgment.

Teamwork
We are a synergistic organization that works as a team to exceed our objectives.

Profit
We are profitable. Profitability enhances our services and capabilities, and affords everyone the opportunity to further their financial well-being.

2012 Semi-Annual Report | June 30, 2012

Letter to Shareholders

Following a strong start to the year, stock market declines materialized during the second quarter as Europe once again dominated news headlines.  In particular, the recurrence of investor concerns has focused on Spain and the need to recapitalize its banking system, as well as the recent election outcomes in Greece and France.  Above all, an expansive solution that creates greater fiscal, political, and financial integration of the euro zone has remained elusive.  Softening economic data domestically is also contributing to increased volatility in the stock market.  The deceleration in economic growth is reminiscent of the experiences in 2010 and 2011, which were characterized by a strong first quarter followed by a mid-year lull in growth.  Currently, a number of gauges are exhibiting signs of fatigue, including the recent payroll figures.  For the month of June, only 80,000 jobs were created and the unemployment rate remained elevated at 8.2%.  Other gauges of economic activity have also shown signs of deceleration, such as the Institute for Supply Management Manufacturing Index that currently stands at 49.7 in June from a peak 2012 reading of 54.8 in April.  Finally, attention is starting to turn toward the federal government spending cuts and tax hikes set to occur in 2013, which likely will not be addressed until after the November elections but could begin to impact consumer confidence much sooner.

Following strong gains in the first quarter, domestic stock markets posted modest declines during the second quarter.  For the year-to-date period through June 30, 2012, the S&P 500 Index has returned 9.48% while the Russell 2000 Index of small capitalization stocks is up 8.53% (see Chart 1).  Additionally, international markets have continued to lag the U.S. as many European countries face recession following the implementation of harsh austerity measures and slowing growth in emerging markets. Reflecting these concerns, the MSCI EAFE Index of developed international markets and the MSCI Emerging Markets Index have posted year-to-date gains of 2.96% and 3.94%, respectively, which have trailed the S&P 500 Index for the same period (see Chart 2).  Fixed-income markets posted gains amidst the ongoing uncertainty, with the Barclays Aggregate Bond Index up 2.37% through the second quarter.

The following pages will provide an overview of how we managed our risk exposure and the strategies we employed during the first half of 2012.  We will also provide a brief summary of the economic and financial events that took place throughout the first six months of 2012, discuss our expectations for the remainder of the year, and review the performance of The Flex-funds® Mutual Funds.

Europe Concerns Return

Actions by the European Central Bank eased fears regarding the European financial markets in the first quarter; however, the presence of calm was extremely brief.  In the second quarter, investor concerns focused on national election outcomes as well as the deterioration of Spain’s banking system.  In France, a socialist candidate won the country’s presidency, and campaigned on a platform to unwind austerity measures and pursue a pro-growth agenda.  Additionally, Greece nearly saw an anti-austerity party gain control of the government, which could have jeopardized Greece’s financial rescue.

2012 Semi-Annual Report | June 30, 2012

The results of the aforementioned elections have raised concerns that coordinating actions with Germany could become even more difficult, further hampering efforts to stem the sovereign debt crisis.  Attention also turned to Spain’s financial system during the second quarter, and the need to inject capital into Spanish banks as loan losses increase.  As a result, Spain was forced to seek up to $125 billion in aid from the European Central Bank.  While new developments and volatile market reactions seem to occur daily, one constant has remained: a comprehensive solution to stem Europe’s sovereign debt crisis and ensure the survival of the euro currency has remained elusive.

U.S. Political Uncertainty

While the debt crisis has impeded Europe’s economic recovery, political gridlock and inaction has cast a similar impact on the U.S. economy.  The debt ceiling will likely be an issue again at the end of 2012, and over $600 billion of fiscal tightening is set to occur at the start of 2013 as a result of scheduled government spending cuts and a variety of tax increases.  Furthermore, the issue will likely not be addressed until after the November elections, leaving only a small window of opportunity for action.  While these events are months away, business surveys reveal that the uncertainty over taxes is already weighing heavily, which may lead companies to postpone investment and hiring until a resolution becomes more transparent.  For instance, for the first time in nearly four years, taxes emerged as the top problem for small businesses according to a survey conducted by the National Federation of Independent Business.

U.S. Banks Returning to Health

A key driver of the stock market’s progress in 2012 has been alleviation of investor concerns regarding domestic banks.  Financial sector stocks were among the best performing segments of the stock market in the first half of 2012.  While part of the rally relates to easing concerns over the risks posed by European banks, lending conditions domestically have also improved and stress tests conducted by the Federal Reserve in the first quarter show progress in the health of the U.S. banking sector.  The stress tests implemented by the Federal Reserve were rigorous, applying a hypothetical scenario of 13% unemployment, a 50% drop in the stock market, and a 20% drop in housing prices.  Even under these conditions, 16 of the largest 19 banks tested had enough capital to meet the Federal Reserve’s minimum requirements.  Two of the three that failed only did so marginally.  As a result of this outcome, many of the healthiest banks have begun to return capital to their shareholders, a positive sign for the banking sector and the economy as a whole.

Decelerating Economic Data

As we progress through 2012, investors are encountering an economic backdrop eerily similar to 2010 and 2011, which were characterized by strong economic data at the beginning of the year, a mid-year lull in growth, and a subsequent acceleration through year-end.  Thus far, 2012 is exhibiting a similar pattern.  For instance, the Institute for Supply Management Manufacturing Index, which is a broad gauge of manufacturing activity, fell to 49.7 in June from its 2012 peak of 54.8 in April (see Chart 3).  A similar gauge of the service economy fell to 52.1 in June from a peak reading of 57.3 in February.  For these measures, a reading above 50 indicates expansion while a reading below 50 indicates contraction.  As another key measure of economic activity, job creation has slowed considerably from the first quarter.  Nonfarm payrolls for the month of June increased by 80,000

2012 Semi-Annual Report | June 30, 2012

compared to a monthly average of 225,000 in the first quarter, while the unemployment rate remained steady at 8.2% compared to May.

Housing Market

While it is still too early to be declared a recovery, the U.S. housing market is generating some positive signs.  Housing starts, new home sales, and existing home sales have all risen off the extremely low levels experienced during the past three years.  Additionally, other indicators that tend to lead changes in the housing sector are posting strong increases.  An index of company stocks with strong ties to the housing sector posted substantial gains for the year-to-date period through June 30, increasing 25.72% compared to the S&P 500 Index gain of 9.48%.  In June, homebuilder confidence reported by the National Association of Home Builders reached its highest level since May 2007.  Finally, as U.S. Treasury yields have continued to decline to record low levels, mortgage rates have followed suit.  The average 30-year fixed mortgage rate reported by Freddie Mac fell to 3.66% in the last week of June, which is the lowest level on record (see Chart 4).  However, it is important to note that headwinds do remain in place, especially the inventory of homes in foreclosure that could continue to place downward pressure on home prices.

Outlook for the Remainder of 2012

The situation in Europe has remained a key obstacle to the ongoing U.S. economic recovery. Not only have new developments in Europe reinforced this notion, but the prospect of more political gridlock in the U.S. has added another layer of uncertainty.  These impediments are inhibiting growth and clouding the outlook.  We once again find that the direction of the economy is heavily dependent on the actions of policymakers.

However, if actions by policymakers do succeed in resolving the challenges previously discussed, there are a variety of existing catalysts that could propel the recovery forward.  More specifically, the Fed remains extremely accommodative, interest rates are hovering near record low levels, the housing market is showing signs of recovery, and the recent plunge in commodity prices should at least temporarily aid household income.

As we monitor the stock market and our investment models, we will continuously evaluate our defensive position in the Muirfield Fund® and the equity portion of the Balanced Fund.  We will look for opportunities to adjust portfolio weights among growth and value stocks, large-, mid-, and small-caps, and domestic and international investments in order to enhance returns and manage risk for our clients.  We will also continue to proactively manage our sector exposures and will make adjustments as our investment models evolve. On the following pages you will find a review of how The Flex-funds® Mutual Funds have performed.  Please read the commentaries to learn more about the investment decisions we made during the first half of 2012.

On behalf of all of the associates at The Flex-funds®, we thank you for the trust and confidence you have placed in our investment management services.

Robert S. Meeder President Meeder Asset Management, Inc. June 30, 2012

Please see diclosures on Page 14.

2012 Semi-Annual Report | June 30, 2012

Money Market Fund

Performance Perspective

Period & Average Annual Total Returns as of June 30, 2012	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
The Flex-funds® Money Market Fund (Retail Class)	0.05%	0.10%	0.19%	1.21%	1.87%	4.32%	3/27/85
Current & Effective Yields1	7-day Compound: 0.11% 7-day Simple: 0.11%
Lipper Average General-Purpose Money Market Fund2	0.01%	0.01%	0.03%	1.00%	1.65%	4.04%	3/31/85
The Flex-funds® Money Market Fund (Institutional Class)	0.08%	0.17%	0.27%	1.31%	-	2.26%	12/28/04
Current & Effective Yields1	7-day Compound: 0.17% 7-day Simple: 0.17%
Lipper Average General-Purpose Money Market Fund2	0.01%	0.01%	0.03%	1.00%	-	1.93%	12/31/04

Management fees were waived and/or expenses were reimbursed in order to reduce the operating expenses of the Money Market Fund during the periods shown above. Investments in the Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

Please see Page 13 for additional disclosures.

Semiannual Market Perspective

The retail and institutional classes of The Flex-funds® Money Market Fund ranked among the top general purpose money market funds in the country on June 30, 2012. Based on second quarter 2012 results, the retail class ranked 5th out of 250 (2nd percentile) general purpose money market funds that it was measured against according to Lipper.  The average general purpose money market fund finished the same period with a return of 0.01%, according to Lipper.  The retail and institutional classes of The Flex-funds® Money Market Fund closed the quarter with a 7-day simple yield of 0.11% and 0.17%, respectively.

Over the past couple of years, the money market industry has been besieged by historically low interest rates, limited investment options, and the prospect of additional regulatory reform.  Short-term interest rates are expected to be little changed over the remainder of the year.  Money market investment options will be void of European issuers, as many funds have completely curbed their exposure to the respective region.  Finally, various regulatory groups, including some members of the Securities And Exchange Commission, continue to lobby for risk reduction in the money market industry.

In order to manage around these obstacles, we maintained our focus on providing a high quality portfolio of investments cognizant of maturity and credit risk.  Throughout the first half of the year, we maintained a weighted average maturity that was in line or slightly below that of our peers.  In this time of uncertainty, we believe positioning the portfolio to take advantage of opportunities is paramount.  Holdings in the Fund remained allocated toward investments with superior credit quality, as we believed the risk and reward relationship favored this position. We maintained our exposure to U.S. Government agency securities and products backed by the FDIC.   As of June 30, 2012, the Fund’s composition was as follows: 43% corporate obligations, 31% in other money market funds, 9% U.S. Government agency securities, 7% in commercial paper, 7% in bank obligations, and 3% in certificates of deposit.  Although we expect available investment options that meet our credit standards may be limited for the next several months, we believe the Fund is positioned to maintain its strong performance during a difficult environment.

2012 Semi-Annual Report | June 30, 2012

Total Return Bond Fund

Performance Perspective

Period & Average Annual Total Returns as of June 30, 2012	YTD	1 Year	Since Inception	Inception Date
The Flex-funds® Total Return Bond Fund	2.85%	2.27%	2.27%	6/30/11
Expense Ratios*: Current Net 0.99% Gross 1.36%
Barclays Aggregate Bond Index3	2.37%	7.48%	7.48%	6/30/11

Management fees and/or expenses were waived and/or reimbursed in the Total Return Bond Fund during the periods shown in the table above to reduce expenses.  All expenses, management fees, reimbursements or waivers for the Fund are voluntary and may be terminated at any time. *Current expense ratio based on net assets in effect as of 6/30/12. This ratio may increase or decrease depending on fluctuations in Fund net assets. The Gross Expense Ratio is a percentage of the Fund’s assets as shown in the most recent Prospectus.

Please see Page 13 for additional disclosures.

Semiannual Market Perspective

As of June 30, 2012, the Flex-funds® Total Return Bond Fund returned 2.27% since the Fund’s inception on June 30, 2011.  Also, the Fund returned 2.85% on a year-to-date basis.  The Fund’s benchmark, the Barclays Aggregate Bond Index, returned 2.37% over the aforementioned year-to-date period.

During the first half of 2012, fixed-income investments remained susceptible to the volatility associated with headline risk.  Political events, economic sustainability, and banking system risks dominated the news headlines, creating above average volatility across all fixed-income sectors.  For the first six months of the year, our models provided consistent output favoring investments in U.S. corporate, high yield, and emerging market bonds.  This theme provided excess returns versus our benchmark through March.  In the second quarter, a move to more risk aversion became a dominant theme as some of the aforementioned risks began to resurface.  As a result, U.S. Treasury securities rallied for a significant portion of the second quarter.  This undermined the Fund’s performance for the quarter since we were underweight assets that carry less credit risk due to indications from our investment models.

As of this report, our allocation toward high yield and emerging market bonds has been reduced in favor of investment grade corporate bonds.  Risks from Europe and lackluster global growth prospects are our immediate concerns.  Our model continues to favor investments in corporate bonds as fundamentals remain relatively strong for participating issuers. We continue to believe current market fundamentals will drive favorable financing for corporate bond issuers and consequently drive adequate supply.  We believe demand for corporate bonds will remain steady as default probabilities are expected to remain subdued.

2012 Semi-Annual Report | June 30, 2012

Balanced Fund

Performance Perspective

Period & Average Annual Total Returns as of June 30, 2012	YTD	1 Year	3 Years	8/31/08 to 6/30/12†	5 years	Since Inception	Inception Date
The Flex-funds® Balanced Fund†	5.77%	-1.41%	7.51%	2.22%	-1.03%	1.09%	1/31/06
Expense Ratios*: Current Net 1.49% Gross 1.60%
Blended Index4	4.67%	4.29%	8.79%	3.89%	2.56%	3.85%	1/31/06
S&P 500 Index5	9.48%	5.44%	16.39%	3.87%	0.21%	3.14%	1/31/06

Management fees and/or expenses were waived and/or reimbursed in the Balanced Fund during the periods shown in the table above to reduce expenses.  All expenses, management fees, reimbursements or waivers for the Fund are voluntary and may be terminated at any time. †On August 25, 2008, the name and investment strategy of the Fund was changed. *Current expense ratio based on net assets in effect as of 6/30/12. This ratio may increase or decrease depending on fluctuations in Fund net assets. The Gross Expense Ratio is a percentage of the Fund’s assets as shown in the most recent Prospectus.

Please see Page 13 for additional disclosures.

Semiannual Market Perspective

The Flex-funds® Balanced Fund returned 5.77% for the year-to-date period ended June 30, 2012, compared to its blended index return of 4.67%.  The Balanced Fund will always invest at least 30% of its assets in fixed-income securities.  The Fund will also hold a minimum 30% allocation in equity securities, with additional investments determined by our defensive equity discipline.

In the equity portion of the Fund, we entered the first quarter with a 10% defensive position in fixed-income investments.  However, we increased our stock market exposure as the first quarter progressed following improvements in the trend and technical components of our quantitative investment model.  During the second quarter, we noticed some deterioration in technical factors that we monitor as stock market declines materialized.  As a result, we ended the first half of 2012 90% invested in the stock market and 10% invested in fixed-income investments for the equity portion of the fund.

In the equity portion of the Fund, we were overweight to growth investments compared to value, and maintained exposure to mid- and small-cap investments throughout the first half of 2012. In terms of sector exposure, we were overweight the technology and healthcare sector, while being underweight in financials and utilities during the first and second quarter.  Finally, throughout the first half of 2012 we avoided direct exposure to emerging markets, while we held a tactical short-term position in developed international markets at the end of the first quarter.  As of June 30, we did not hold direct exposure to any international market.

In the fixed-income portion of the Fund, the target allocation remained overweight in intermediate-term investment grade bond funds during the first half of 2012.  During the first half, the yield on investments in this sector relative to U.S. Treasury securities settled in a range close to average historical levels.  In addition, we believe fundamental data remains supportive of stronger credit quality among issuers in this segment for the rest of the year.  Due to indications in our investment models, we expect to maintain an overweight to intermediate-term investment grade credit for the near-term.  The average maturity of the fixed-income portion of the Fund was maintained in line to slightly above that of our benchmark.

2012 Semi-Annual Report | June 30, 2012

Muirfield Fund®

Performance Perspective

Period & Average Annual Total Returns as of June 30, 2012	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
The Flex-funds Muirfield Fund®	7.35%	-3.34%	9.20%	-1.57%	3.71%	6.67%	8/10/88
Expense Ratios*: Current Net 1.39% Gross 1.58%
Blended Index6	5.74%	3.62%	9.92%	0.90%	4.23%	7.41%	8/10/88
S&P 500 Index5	9.48%	5.44%	16.39%	0.21%	5.33%	9.36%	8/10/88

Management fees and/or expenses were waived and/or reimbursed in the Muirfield Fund® during the periods shown in the table above to reduce expenses.  All expenses, management fees, reimbursements or waivers for the Fund are voluntary and may be terminated at any time. *Current expense ratio based on net assets in effect as of 6/30/12. This ratio may increase or decrease depending on fluctuations in Fund net assets. The Gross Expense Ratio is a percentage of the Fund’s assets as shown in the most recent Prospectus.

Please see Page 13 for additional disclosures.

Semiannual Market Perspective

The Flex-funds Muirfield Fund® returned 7.35% for the year-to-date period ended June 30, 2012.

In the Muirfield Fund®, we entered the first quarter with a 10% defensive position in fixed-income investments following output from our investment model that indicated some elements of risk in the stock market.  However, we increased our stock market exposure as the first quarter progressed following improvements in the trend and technical components of our quantitative investment model, which caused us to end the quarter essentially fully invested in the stock market. During the second quarter, we noticed some deterioration in technical factors that we monitor following declines in the stock market, which led us to adopt a partially defensive position in fixed-income investments.  As a result, we ended the second quarter 90% invested in the stock market and 10% invested in fixed-income investments in the Muirfield Fund®.

In addition to the changes in our defensive posture previously discussed, we also managed our exposure to large-, mid-, and small-cap companies, as well as growth versus value investments. During the first quarter, we maintained an overweight allocation to growth investments across the spectrum of market capitalizations.  We also maintained our overweight exposure to mid- and small-cap investments.  However, we reduced this overweight as the quarter progressed due to indications from our investment models.  During the second quarter, we continued to maintain an overweight allocation in growth investments across all market capitalizations, but continued to reduce exposure to mid- and small-cap investments.

 We also managed our industry and sector exposure in the Fund.  During the first quarter, we were overweight sectors with growth characteristics, such as the technology sector. We were also overweight to the healthcare sector, while being underweight in the financial and utilities sectors.  We maintained similar sector exposure throughout the second quarter as well.  Finally, throughout the first half of 2012 we avoided direct exposure to emerging markets, while we held a tactical short-term position in developed international markets at the end of the first quarter.  As of June 30, we did not hold direct exposure to any international market.

2012 Semi-Annual Report | June 30, 2012

Utilities and Infrastructure Fund

Performance Perspective

Period & Average Annual Total Returns as of June 30, 2012	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
The Flex-funds® Utilities and Infrastructure Fund	-1.61%	-3.39%	12.21%	-0.06%	6.55%	7.25%	6/21/95
Expense Ratios*: Current Net 1.91% Gross 2.02%
Russell 3000 Utilities Index7	8.54%	12.01%	15.67%	1.41%	7.15%	5.20%	6/30/95

Management fees and/or expenses were waived and/or reimbursed in the Utilities and Infrastructure Fund during the periods shown in the table above to reduce expenses.  All expenses, management fees, reimbursements or waivers for the Fund are voluntary and may be terminated at any time. *Current expense ratio based on net assets in effect as of 6/30/12. This ratio may increase or decrease depending on fluctuations in Fund net assets. The Gross Expense Ratio is a percentage of the Fund’s assets as shown in the most recent Prospectus.

Please see Page 13 for additional disclosures.

Semiannual Market Perspective

The Flex-funds® Utilities and Infrastructure Fund fell 1.61% for the year-to-date period ended June 30, 2012.  The Fund has outperformed the Russell 3000 Utilities benchmark since its inception.

The Utilities and Infrastructure Fund was able to post a gain for the first quarter despite poor performance from large cap utilities and a weakened natural gas market.  Veolia Environnement returned 49% in the first quarter, aided by plans to divest assets and reduce debt.  EnerSys was up 33% following strong revenue growth and plans for an Indian joint venture.  CARBO Ceramics declined 14% in spite of strong revenue for the quarter, after the manufacturer missed earnings targets.  NII Holdings fell by 14% in the face of strong competition and lower earnings guidance.

The Fund trailed the broader utilities index during the second quarter due primarily to strong performance among conventional large-cap utilities, which we are underweight.  Qualcomm was a detractor from performance with a second quarter decline of 17%, despite the company’s better than expected revenue and net income.  Verizon, which gained 18% during the quarter, was a leading contributor to our returns as a result of the company’s strong earnings report stemming from its smartphone business.  Finally, we raised our weight in ITC after a complaint about transmission rates prompted nervous investors to exit the stock.  We would note that the company projects an increasing compound annual growth rate as a result of its merger with Entergy’s transmission business.

The sharp decline in natural gas prices have hurt many portfolio stocks for a few quarters; however, it appeared that natural gas prices were searching for a bottom during the second quarter.  If that obstacle is removed, we believe substantial absolute and relative progress could be experienced in the Fund.

2012 Semi-Annual Report | June 30, 2012

Dynamic Growth Fund

Performance Perspective

Period & Average Annual Total Returns as of June 30, 2012	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
The Flex-funds® Dynamic Growth Fund	8.20%	-0.72%	12.25%	-1.86%	3.69%	-0.31%	2/29/00
Expense Ratios*: Current Net 1.39% Gross 1.57%
S&P 500 Index5	9.48%	5.44%	16.39%	0.21%	5.33%	1.85%	2/29/00

Management fees and/or expenses were waived and/or reimbursed in the Dynamic Growth Fund during the periods shown in the table above to reduce expenses.  All expenses, management fees, reimbursements or waivers for the Fund are voluntary and may be terminated at any time. * Current expense ratio based on net assets in effect as of 6/30/12. This ratio may increase or decrease depending on fluctuations in Fund net assets. The Gross Expense Ratio is a percentage of the Fund’s assets as shown in the most recent Prospectus.

Please see Page 13 for additional disclosures.

Semiannual Market Perspective

The Flex-funds® Dynamic Growth Fund returned 8.20% for the year-to-date period ended June 30, 2012.

During the first quarter, we maintained our overweight allocation to growth investments versus value following indications from our investment models. Additionally, our investment models have continued to maintain preference for mid- and small-cap companies, although to a lesser extent relative to the end of 2011.  As a result, we reduced our exposure to these capitalization ranges.  During the second quarter, we continued to maintain an overweight allocation to growth investments versus value, while our investment models continued to pare preference for mid- and small-cap companies, which led us to further reduce our allocation to these investments.  Finally, throughout the first half of 2012, we were overweight the technology and healthcare sectors, while being underweight the financial and utilities sector.  Throughout the first half of 2012, we avoided direct exposure to emerging markets, while we held a tactical short-term position in developed international markets at the end of the first quarter.  As of June 30, we did not hold direct exposure to any international market.

The performance of the Fund was in line with the S&P 500 during the first quarter, and was driven by numerous factors. In the Fund, our overweight to growth investments benefited performance, while our modest position among mid- and small-cap investments benefited performance overall.  Additionally, our underlying fund holdings also benefited performance, which was mostly driven by the Wells Fargo Advantage Growth Fund.  However, our sector positions detracted from performance, with our overweight position in technology benefiting the Fund while the overweight to healthcare and underweight to financials detracted from returns.  Our performance during the second quarter lagged the S&P 500 Index, which was driven by multiple factors as well. Our overweight to growth investments detracted from the Fund’s return, while our exposure to mid- and small-cap companies also detracted from performance. In the Fund, our overweight to technology detracted from performance, while our overweight to healthcare and underweight to financials provided a benefit.  Finally, our underlying fund holdings generally underperformed their respective benchmarks.

2012 Semi-Annual Report | June 30, 2012

Strategic Growth Fund

Performance Perspective

Period & Average Annual Total Returns as of June 30, 2012	YTD	1 Year	3 Years	8/31/08 to 6/30/12†	5 Year	Since Inception	Inception Date
The Flex-funds® Strategic Growth Fund†	5.51%	-6.66%	13.28%	0.30%	-2.43%	0.28%	1/31/06
Expense Ratios*: Current Net 1.39% Gross 1.58%
S&P 500 Index5	9.48%	5.44%	16.39%	3.87%	0.21%	3.14%	1/31/06
Blended Index8	6.52%	-1.76%	15.80%	1.29%	-0.02%	2.43%	1/31/06

Management fees and/or expenses were waived and/or reimbursed in the Strategic Growth Fund during the periods shown in the table above to reduce expenses.  All expenses, management fees, reimbursements or waivers for the Fund are voluntary and may be terminated at any time. * Current expense ratio based on net assets in effect as of 6/30/12. This ratio may increase or decrease depending on fluctuations in Fund net assets. The Gross Expense Ratio is a percentage of the Fund’s assets as shown in the most recent Prospectus. †On August 25, 2008, the name and investment strategy  of the Fund was changed.

Please see Page 13 for additional disclosures.

Semiannual Market Perspective

The Flex-funds® Strategic Growth Fund returned 5.51% for the year-to-date period ended June 30, 2012.

The Strategic Growth Fund is fully invested in the equity market at all times, and holds a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by using our strategic fund selection process.  The current target allocation is comprised of the following: 25% large-cap, 20% mid-cap, 17.5% international, 12.5% small-cap, 12.5% real estate, and 12.5% commodities.

Within each respective category, we seek to identify investments that we believe will outperform the index or peers through an evaluation process based on valuation factors, measures of volatility, and risk-adjusted returns.  Investments that fall out of favor within our models are sold and replaced with investments ranked higher by our evaluation process.

The Fund slightly underperformed its custom benchmark, and also underperformed the broader market as measured by the S&P 500 Index during the first quarter. We experienced unfavorable fund selection in the small-cap, emerging market, and commodities categories, while fund selection in the large-cap and developed international categories outperformed their respective benchmarks.  Relative to the S&P 500 Index, the Fund’s allocation to real estate, developed international, and commodities detracted from performance while emerging market and mid-cap benefited performance.

The Fund also underperformed its custom benchmark and the broader market as measured by the S&P 500 Index during the second quarter.  Fund selection in the large-cap, mid-cap, and small-cap categories detracted from performance, while selections in the commodity and developed international categories outperformed their respective benchmarks.  The Fund’s allocation to real estate investments benefited performance relative to the S&P 500, but all other asset allocation categories detracted from performance.

2012 Semi-Annual Report | June 30, 2012

Aggressive Growth Fund

Performance Perspective

Period & Average Annual Total Returns as of June 30, 2012	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
The Flex-funds® Aggressive Growth Fund	7.30%	-3.64%	12.01%	-1.55%	3.52%	-1.66%	2/29/00
Expense Ratios*: Current Net 1.70% Gross 1.70%
S&P 500 Index5	9.48%	5.44%	16.39%	0.21%	5.33%	1.85%	2/29/00

Management fees and/or expenses were waived and/or reimbursed in the Aggressive Growth Fund during the periods shown in the table above to reduce expenses.  All expenses, management fees, reimbursements or waivers for the Fund are voluntary and may be terminated at any time. *Current expense ratio based on net assets in effect as of 6/30/12. This ratio may increase or decrease depending on fluctuations in Fund net assets. The Gross Expense Ratio is a percentage of the Fund’s assets as shown in the most recent Prospectus.

Please see Page 13 for additional disclosures.

Semiannual Market Perspective

The Flex-funds® Aggressive Growth Fund returned 7.30% for the year-to-date period ended June 30, 2012.

Following a strong start to the year, stock market declines materialized during the second quarter as Europe once again dominated news headlines.  Softening economic data domestically is also contributing to increased volatility in the stock market.  The deceleration in economic growth is reminiscent of the experiences in 2010 and 2011, which were characterized by a strong first quarter followed by a mid-year lull in growth.  Finally, attention is starting to turn toward the federal government spending cuts and tax hikes set to occur in 2013, which likely will not be addressed until after the November elections but could begin to impact consumer confidence much sooner.

We entered the first quarter with an overweight position among growth versus value investments due to indications from our investment models. We also maintained our overweight in mid- and small-cap stocks, which has been a key component of our investment allocation since the stock market recovery commenced. In the Fund, our sector exposure was concentrated among the technology and healthcare sector throughout the first quarter, and our growth exposure also resulted in an overweight to the consumer discretionary sector. We were underweight in the financial and utilities sector.

During the second quarter, we maintained our overweight position among growth versus value investments, and also maintained our overweight in mid- and small-cap stocks.  In the Fund, our sector exposure remained mostly consistent with the first quarter, which was characterized by an overweight position among the technology and healthcare sector.  Additionally, our growth exposure resulted in an overweight to the consumer discretionary sector, and we were underweight in the financial and utilities sector during the second quarter.

Throughout the first half of 2012, we avoided direct exposure to emerging markets, while we held a tactical short-term position in developed international markets at the end of the first quarter.  As of June 30, we did not hold direct exposure to any international market.

2012 Semi-Annual Report | June 30, 2012

Quantex Fund™

Performance Perspective

Period & Average Annual Total Returns as of June 30, 2012	YTD	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
The Flex-funds® Quantex Fund™	3.94%	-6.32%	20.56%	1.04%	5.60%	6.70%	3/20/85
Expense Ratios*: Current Net 1.61% Gross 1.81%
Russell 2000 Index9	8.53%	-2.06%	17.80%	0.54%	7.00%	9.03%	3/31/85
Blended Index10	8.24%	-2.16%	18.61%	1.59%	7.65%	10.68%	3/31/85
S&P 400 Mid-Cap Index11	7.90%	-2.32%	19.37%	2.56%	8.21%	12.19%	3/31/85

Management fees and/or expenses were waived and/or reimbursed in the Quantex Fund™ during the periods shown in the table above to reduce expenses.  The Fund’s management fee waiver is contractual and may be terminated annually by the Advisor on its renewal date. * Current expense ratio based on net assets in effect as of 6/30/12. This ratio may increase or decrease depending on fluctuations in Fund net assets. The Gross Expense Ratio is a percentage of the Fund’s assets as shown in the most recent Prospectus.

Please see Page 13 for additional disclosures.

Semiannual Market Perspective

The Flex-funds® Quantex Fund™ returned 3.94% for the year-to-date period ended June 30, 2012.  Also, the Quantex Fund™ was recently recognized by Lipper as the best mid-cap value fund for the 3-year period ended December 31, 2011.

We have consistently employed our quantitative stock selection process since April 30, 2005 for the Quantex Fund™. We utilize rankings from our quantitative financial model to determine which securities are to be held in the Fund on an annual basis.  As a result, the Fund is rebalanced annually in January.  In the 2012 Fund, there is a strong preference for value holdings, with mid-cap value companies comprising 45% of the Fund, followed by mid-cap core with 27%, and mid-cap growth with 12%.  Small-cap holdings of 16% comprise the remainder according to our allocation analysis at the beginning of the year.

Relative to the S&P 400 Mid-Cap Index, stock selection within the energy and consumer staples sector provided the greatest benefit to the Fund.  The largest detractor from performance was stock selection within the materials and technology sector.  Additionally, the Fund’s underweight to the healthcare and financial sector detracted from performance.  However, other sector allocations benefited performance, such as the Fund’s overweight to the consumer discretionary sector and underweight to the industrial sector during the first half of 2012.

During the year-to-date period of 2012, many stocks contributed positively to the performance of the Fund.  The top performing stock for the period was Sears Holdings, which was up 88%.  Other top performers for the period include TripAdvisor (up 77%) and Pulte Homes (up 70%).  The largest detractors from performance during the period were Alpha Natural Resources (down 57%) and First Solar (down 55%).

2012 Semi-Annual Report | June 30, 2012

Shareholder Expense Analysis (Unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees) and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from December 31, 2011 to June 30, 2012.

ACTUAL EXPENSES: The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second line provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value (12/31/2011)	Ending Account Value (6/30/2012)	Expenses Paid During Period1 (12/31/2011 - 6/30/2012)	Expense Ratio (Annualized)
The Muirfield Fund	Actual	$1,000.00	$1,073.50	$7.21	1.39%
	Hypothetical*	$1,000.00	$1,018.05	$7.01	1.39%
The Utilities & Infrastructure Fund	Actual	$1,000.00	$983.90	$9.47	1.91%
	Hypothetical*	$1,000.00	$1,015.45	$9.62	1.91%
The Quantex FundTM	Actual	$1,000.00	$1,039.40	$8.21	1.61%
	Hypothetical*	$1,000.00	$1,016.95	$8.12	1.61%
The Dynamic Growth Fund	Actual	$1,000.00	$1,082.00	$7.23	1.39%
	Hypothetical*	$1,000.00	$1,018.05	$7.01	1.39%
The Aggressive Growth Fund	Actual	$1,000.00	$1,073.00	$8.24	1.59%
	Hypothetical*	$1,000.00	$1,017.05	$8.02	1.59%
The Balanced Fund	Actual	$1,000.00	$1,057.70	$7.66	1.49%
	Hypothetical*	$1,000.00	$1,017.55	$7.52	1.49%
The Strategic Growth Fund	Actual	$1,000.00	$1,055.10	$7.14	1.39%
	Hypothetical*	$1,000.00	$1,018.05	$7.01	1.39%
The Total Return Bond Fund	Actual	$1,000.00	$1,028.50	$5.02	0.99%
	Hypothetical*	$1,000.00	$1,020.05	$5.00	0.99%
The Money Market Fund - Retail Class	Actual	$1,000.00	$1,000.50	$1.45	0.29%
	Hypothetical*	$1,000.00	$1,023.55	$1.47	0.29%
The Money Market Fund - Institutional Class	Actual	$1,000.00	$1,000.80	$1.10	0.22%
	Hypothetical*	$1,000.00	$1,023.90	$1.11	0.22%

*	Represents the hypothetical 5% return before expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

1
Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the total number of days in the six-month period).

2012 Semi-Annual Report | June 30, 2012

Disclosures

Investors are advised to consider the investment objectives, risks, charges and expenses of The Flex-funds® carefully before investing. The Flex-funds® prospectus contains this and other information about the Funds and should be read carefully before investing. To request or receive a copy of The Flex-funds® prospectus, contact Shareholder Services at 800.325.3539 or visit www.flexfunds.com.

To obtain a prospectus containing more information about The Flex-funds®, including other fees and expenses that apply to a continued investment in the Funds, you may call (800)325-3539, or write to P.O. Box 7177, Dublin, OH 43017. Please read the prospectus carefully before investing.

Opinions and forecasts regarding sectors, industries, companies, countries and/or themes, and portfolio composition and holdings, are all subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security, industry, or sector.

Past performance is not a guarantee of future results. All performance figures represent total returns and average annual total returns or current and effective yields for the periods ended June 30, 2012. Investment performance assumes reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so  an investor’s shares or units, when redeemed, may be worth more or less than their original cost. Management fees and/or expenses were waived and/or reimbursed in The Flex-funds® during the periods shown in these tables to reduce expenses.  All expenses, management fees, reimbursements or waivers for the Funds are voluntary and may be terminated at any time, except for the Quantex Fund TM.  The Quantex Fund TM management fee waiver is contractual and can be terminated annually by the Adviser on its renewal date, April 30, 2013.

1	For the period ended June 30, 2012, yield quotations more closely reflect the current earnings of The Money Market Fund than do total return quotations.

2	An index of funds such as Lipper’s Average General Purpose Money Market Fund Index includes a number of mutual funds grouped by investment objective. One cannot invest directly in an index.

3
The Barclays Aggregate Bond Index provides a measure of the performance of the U.S. investment grade bond market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities and asset-backed securities that are publicly offered for sale in the United States. The securities index must have at least 1 year remaining to maturity. In addition, the securities must be denominated in US dollars and must be fixed rate, non convertible and taxable.

4	The Blended Index consists of 42% of the S&P 500 Index, 28% of the average 90-day U.S. Treasury bill and 30% Barclays Intermediate-Term Government/Credit Index.

5
The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The S&P 500 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.  One cannot invest directly in an index.

6	The Blended Index consists of 60% of the S&P 500 Index and 40% of the average 90-day U.S. Treasury bill.

7
The Russell 3000 Utilities Index is a market capitalization-weighted index that is comprised of utility stocks that are included in the Russell 3000 Index.  This index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.  One cannot invest directly in an index.

8
The Blended Index is comprised of 25% S&P 500, 20% S&P Midcap 400, 12.5% Russell 2000, 12.5% Dow Jones Wilshire Real Estate Investment Trust, 12.5% Goldman Sachs Commodity Index, 12% Morgan Stanley Capital International Europe, Australasia, and Far East, and 5.5% Morgan Stanley Capital International Europe Emerging Markets Index.  These indices do not take into account the deduction of expenses associated with a mutual fund such as investment management and accounting fees.  An investor cannot invest directly in an index.

9
The Russell 2000 Index is a widely recognized unmanaged index of common stock prices of small-sized companies. The Russell 2000 Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.  One cannot invest directly in an index.

10	The Blended Index consists of 50% Russell 2000 Index and 50% S&P 400 Mid-Cap Index.

11
The S&P 400 Mid-Cap Index is a widely recognized unmanaged index of common stock prices of mid-sized companies. The S&P 400 Mid-Cap Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.  One cannot invest directly in an index.

2012 Semi-Annual Report | June 30, 2012

2012 Semiannual Report
Portfolio Holdings & Financial Statements

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Registered Investment Companies — 59.8%
Consumer Staples Select Sector SPDR Fund	68,100	2,367,837
Energy Select Sector SPDR Fund	55,375	3,675,239
Health Care Select Sector SPDR Fund	145,675	5,536,378
iShares Russell 1000 Growth Index Fund	89,800	5,678,054
iShares Russell 1000 Value Index Fund	110,550	7,541,721
Ivy Mid Cap Growth Fund	130,682	2,313,078
JPMorgan Disciplined Equity Fund	554,470	9,692,138
PowerShares QQQ Trust	109,905	7,051,505
SPDR Dow Jones Industrial Average ETF Trust	47,750	6,133,488
Vanguard Equity Income Fund	130,023	6,321,694
Wells Fargo Advantage Growth Fund	297,879	12,221,987
Total Registered Investment Companies (Cost $66,484,418)		68,533,119

Money Market Registered Investment Companies — 20.8%
The Flex-funds Money Market Fund - Institutional Class, 0.17% (2)	23,827,920	23,827,920
Total Money Market Registered Investment Companies (Cost $23,827,920)		23,827,920

Bank Obligations — 4.4%
Access National Bank, 0.30%, 7/5/2012 (3)	987	987
Allied Bank, 0.30%, 7/5/2012 (3)	434	434
Alma Bank, 0.30%, 7/5/2012 (3)	4,804	4,804
AloStar Bank of Commerce, 0.30%, 7/5/2012 (3)	3,797	3,797
Alpine Bank, 0.30%, 7/5/2012 (3)	3,060	3,060
Ameriana Bank, 0.30%, 7/5/2012 (3)	19	19
American Enterprise Bank of Florida, 0.30%, 7/5/2012 (3)	492	492
American Momentum Bank, 0.30%, 7/5/2012 (3)	5,694	5,694
American National Bank, 0.30%, 7/5/2012 (3)	2,277	2,277
American National Bank-Fox Cities, 0.30%, 7/5/2012 (3)	215	215
American Savings Bank F.S.B., 0.30%, 7/5/2012 (3)	16	16
American Savings Bank FSB, 0.30%, 7/5/2012 (3)	155	155
Americas United Bank, 0.30%, 7/5/2012 (3)	1,306	1,306
AmFirst Bank N.A., 0.30%, 7/5/2012 (3)	38	38
Anthem Bank & Trust, 0.30%, 7/5/2012 (3)	873	873
Arizona Bank & Trust, 0.30%, 7/5/2012 (3)	4,192	4,192
Arvest Bank, 0.30%, 7/5/2012 (3)	220	220
Austin Bank of Chicago, 0.30%, 7/5/2012 (3)	869	869
Avidia Bank, 0.30%, 7/5/2012 (3)	4,192	4,192
Bancorp Bank, 0.30%, 7/5/2012 (3)	10,749	10,749
Bank Hapoalim B.M., 0.30%, 7/5/2012 (3)	1,511	1,511
Bank Leumi USA, 0.30%, 7/5/2012 (3)	240,000	240,000
Bank of America National Association, 0.30%, 7/5/2012 (3)	448	448
Bank of Augusta, 0.30%, 7/5/2012 (3)	917	917

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Bank of Cadiz and Trust Company, 0.30%, 7/5/2012 (3)	1,055	1,055
Bank of Cave City, 0.30%, 7/5/2012 (3)	437	437
Bank of England, 0.30%, 7/5/2012 (3)	1,867	1,867
Bank of Fayetteville, 0.30%, 7/5/2012 (3)	436	436
Bank of Hawaii, 0.30%, 7/5/2012 (3)	4,983	4,983
Bank of Houston, 0.30%, 7/5/2012 (3)	2,661	2,661
Bank of Jackson Hole, 0.30%, 7/5/2012 (3)	442	442
Bank of Manhattan N.A., 0.30%, 7/5/2012 (3)	1,665	1,665
Bank of Marin, 0.30%, 7/5/2012 (3)	218	218
Bank of Missouri, 0.30%, 7/5/2012 (3)	4,968	4,968
Bank of Princeton, 0.30%, 7/5/2012 (3)	651	651
Bank of the Ozarks, 0.30%, 7/5/2012 (3)	108	108
Bank of the Panhandle, 0.30%, 7/5/2012 (3)	1,062	1,062
Bank of the West, 0.30%, 7/5/2012 (3)	13,559	13,559
Bar Harbor Bank & Trust, 0.30%, 7/5/2012 (3)	869	869
Belmont Savings Bank, 0.30%, 7/5/2012 (3)	4,601	4,601
Benchmark Bank, 0.30%, 7/5/2012 (3)	3	3
Benefit Bank, 0.30%, 7/5/2012 (3)	1,345	1,345
Berkshire Bank, 0.30%, 7/5/2012 (3)	6,256	6,256
Beverly Bank & Trust Company National Associa, 0.30%, 7/5/2012 (3)	30	30
Biltmore Bank of Arizona, 0.30%, 7/5/2012 (3)	2,408	2,408
BMO Harris Bank National Association, 0.30%, 7/5/2012 (3)	2,493	2,493
BOKF National Association, 0.30%, 7/5/2012 (3)	5,969	5,969
Boone Bank & Trust Co., 0.30%, 7/5/2012 (3)	1,220	1,220
Boston Private Bank & Trust Company, 0.30%, 7/5/2012 (3)	2,184	2,184
Branch Banking and Trust Company, 0.30%, 7/5/2012 (3)	1,980	1,980
Brookhaven Bank, 0.30%, 7/5/2012 (3)	250	250
Business Bank, 0.30%, 7/5/2012 (3)	1,431	1,431
Business Bank, 0.30%, 7/5/2012 (3)	462	462
Business Bank of Saint Louis, 0.30%, 7/5/2012 (3)	2,094	2,094
Business First Bank, 0.30%, 7/5/2012 (3)	2,092	2,092
Cache Valley Bank, 0.30%, 7/5/2012 (3)	3,057	3,057
Cadence Bank N.A., 0.30%, 7/5/2012 (3)	209,741	209,741
California Bank & Trust, 0.30%, 7/5/2012 (3)	87	87
Capital Bank, 0.30%, 7/5/2012 (3)	1,156	1,156
Capital One National Association, 0.30%, 7/5/2012 (3)	157,954	157,954
CapitalMark Bank & Trust, 0.30%, 7/5/2012 (3)	2,903	2,903
CapStar Bank, 0.30%, 7/5/2012 (3)	11,181	11,181
CapStone Bank, 0.30%, 7/5/2012 (3)	2,126	2,126
Cardinal Bank, 0.30%, 7/5/2012 (3)	4,028	4,028
Carolina Alliance Bank, 0.30%, 7/5/2012 (3)	115	115
Carver Federal Savings Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
Cathay Bank, 0.30%, 7/5/2012 (3)	240,000	240,000

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Celtic Bank, 0.30%, 7/5/2012 (3)	2,441	2,441
Centennial Bank, 0.30%, 7/5/2012 (3)	466	466
Centra Bank Inc., 0.30%, 7/5/2012 (3)	2,084	2,084
Central Bank, 0.30%, 7/5/2012 (3)	695	695
Central Bank Illinois, 0.30%, 7/5/2012 (3)	32	32
Central Bank of Kansas City, 0.30%, 7/5/2012 (3)	38	38
CheckSpring Bank, 0.30%, 7/5/2012 (3)	23	23
Chemical Bank, 0.30%, 7/5/2012 (3)	399	399
Chickasha Bank & Trust Company, 0.30%, 7/5/2012 (3)	442	442
Citizens Bank & Trust Company, 0.30%, 7/5/2012 (3)	3,770	3,770
Citizens Bank of Pennsylvania, 0.30%, 7/5/2012 (3)	133	133
Citizens National Bank, 0.30%, 7/5/2012 (3)	212	212
Citizens National Bank of Bluffton, 0.30%, 7/5/2012 (3)	446	446
City First Bank of D.C. National Association, 0.30%, 7/5/2012 (3)	1,597	1,597
City National Bank, 0.30%, 7/5/2012 (3)	271	271
City National Bank of Sulphur Springs, 0.30%, 7/5/2012 (3)	146	146
City National Bank of Taylor, 0.30%, 7/5/2012 (3)	970	970
Cole Taylor Bank, 0.30%, 7/5/2012 (3)	79,682	79,682
Collin Bank, 0.30%, 7/5/2012 (3)	1,135	1,135
Columbia State Bank, 0.30%, 7/5/2012 (3)	3,884	3,884
Comerica Bank, 0.30%, 7/5/2012 (3)	4,837	4,837
Commencement Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Commerce Bank & Trust Company, 0.30%, 7/5/2012 (3)	6,820	6,820
Commerce National Bank, 0.30%, 7/5/2012 (3)	81	81
Community Bank & Trust, 0.30%, 7/5/2012 (3)	2,970	2,970
Community Bank of Oelwein, 0.30%, 7/5/2012 (3)	907	907
Community Bank of Santa Maria, 0.30%, 7/5/2012 (3)	103	103
Community Bank of the Bay, 0.30%, 7/5/2012 (3)	167	167
Community Mutual Savings Bank, 0.30%, 7/5/2012 (3)	1,168	1,168
Community Trust Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Compass Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Congaree State Bank, 0.30%, 7/5/2012 (3)	1,252	1,252
Congressional Bank, 0.30%, 7/5/2012 (3)	1,356	1,356
Cooper State Bank, 0.30%, 7/5/2012 (3)	431	431
Crescent State Bank, 0.30%, 7/5/2012 (3)	2,140	2,140
Crystal Lake Bank and Trust Company N.A., 0.30%, 7/5/2012 (3)	1	1
Delta Trust & Bank, 0.30%, 7/5/2012 (3)	4,330	4,330
DeWitt Bank & Trust Company, 0.30%, 7/5/2012 (3)	322	322
Diamond Bank, 0.30%, 7/5/2012 (3)	3,222	3,222

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
DMB Community Bank, 0.30%, 7/5/2012 (3)	3,070	3,070
Dollar Bank Federal Savings Bank, 0.30%, 7/5/2012 (3)	1,095	1,095
Dubuque Bank & Trust Company, 0.30%, 7/5/2012 (3)	431	431
Eagle Bank and Trust Company, 0.30%, 7/5/2012 (3)	1,118	1,118
EagleBank, 0.30%, 7/5/2012 (3)	240,000	240,000
East River Bank, 0.30%, 7/5/2012 (3)	115	115
East West Bank, 0.30%, 7/5/2012 (3)	240,511	240,511
Empire National Bank, 0.30%, 7/5/2012 (3)	434	434
Encore Bank National Association, 0.30%, 7/5/2012 (3)	319	319
Encore National Bank, 0.30%, 7/5/2012 (3)	125	125
Enterprise Bank & Trust, 0.30%, 7/5/2012 (3)	7,692	7,692
Equity Bank A National Association, 0.30%, 7/5/2012 (3)	994	994
Exchange Bank & Trust Company, 0.30%, 7/5/2012 (3)	2,303	2,303
Exchange State Bank, 0.30%, 7/5/2012 (3)	433	433
Fannin Bank, 0.30%, 7/5/2012 (3)	1	1
Farmers & Merchants Bank of Long Beach, 0.30%, 7/5/2012 (3)	69	69
Farmers & Merchants State Bank, 0.30%, 7/5/2012 (3)	124	124
Farmers and Merchants State Bank of Blooming , 0.30%, 7/5/2012 (3)	839	839
Farmers Bank, 0.30%, 7/5/2012 (3)	135	135
Farmers Exchange Bank, 0.30%, 7/5/2012 (3)	1,580	1,580
Farmers State Bank, 0.30%, 7/5/2012 (3)	1	1
Fidelity Bank, 0.30%, 7/5/2012 (3)	2,975	2,975
Fifth Third Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
First Bank & Trust, 0.30%, 7/5/2012 (3)	2	2
First Bank Financial Centre, 0.30%, 7/5/2012 (3)	103	103
First Choice Bank, 0.30%, 7/5/2012 (3)	1,929	1,929
First Commercial Bank, 0.30%, 7/5/2012 (3)	102	102
First Commercial Bank, 0.30%, 7/5/2012 (3)	853	853
First Community Bank, 0.30%, 7/5/2012 (3)	2,057	2,057
First County Bank, 0.30%, 7/5/2012 (3)	5,903	5,903
First Federal Bank, 0.30%, 7/5/2012 (3)	1,589	1,589
First Foundation Bank, 0.30%, 7/5/2012 (3)	11,657	11,657
First International Bank & Trust, 0.30%, 7/5/2012 (3)	136	136
First Internet Bank of Indiana, 0.30%, 7/5/2012 (3)	4,820	4,820
First Interstate Bank, 0.30%, 7/5/2012 (3)	80	80
First N.A., 0.30%, 7/5/2012 (3)	1,858	1,858
First National Bank, 0.30%, 7/5/2012 (3)	4,171	4,171
First National Bank, 0.30%, 7/5/2012 (3)	104	104
First National Bank - Fox Valley, 0.30%, 7/5/2012 (3)	147	147
First National Bank in Green Forest, 0.30%, 7/5/2012 (3)	221	221
First National Bank in Sioux Falls, 0.30%, 7/5/2012 (3)	102	102

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
First National Bank of America, 0.30%, 7/5/2012 (3)	111	111
First National Bank of Fort Smith, 0.30%, 7/5/2012 (3)	164	164
First National Bank of Long Island, 0.30%, 7/5/2012 (3)	10,706	10,706
First National Bank of Omaha, 0.30%, 7/5/2012 (3)	70	70
First National Bank of Santa Fe, 0.30%, 7/5/2012 (3)	2,406	2,406
First Premier Bank, 0.30%, 7/5/2012 (3)	3,221	3,221
First Security Bank, 0.30%, 7/5/2012 (3)	8,935	8,935
First Security Bank & Trust Company, 0.30%, 7/5/2012 (3)	11	11
First State Bank, 0.30%, 7/5/2012 (3)	875	875
First State Bank, 0.30%, 7/5/2012 (3)	40	40
First State Bank of DeQueen, 0.30%, 7/5/2012 (3)	924	924
First State Bank of Northwest Arkansas, 0.30%, 7/5/2012 (3)	626	626
First Trade Union Bank, 0.30%, 7/5/2012 (3)	167	167
First Utah Bank, 0.30%, 7/5/2012 (3)	107	107
First Virginia Community Bank, 0.30%, 7/5/2012 (3)	892	892
First Western Bank, 0.30%, 7/5/2012 (3)	9	9
First-Citizens Bank & Trust Company, 0.30%, 7/5/2012 (3)	10,582	10,582
FirstAtlantic Bank, 0.30%, 7/5/2012 (3)	104	104
FirstBank, 0.30%, 7/5/2012 (3)	1,326	1,326
FirstBank Puerto Rico, 0.30%, 7/5/2012 (3)	240,000	240,000
FirstMerit Bank National Association, 0.30%, 7/5/2012 (3)	218	218
Flagship Community Bank, 0.30%, 7/5/2012 (3)	102	102
Flatirons Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Florida Business Bank, 0.30%, 7/5/2012 (3)	434	434
Florida Parishes Bank, 0.30%, 7/5/2012 (3)	87	87
Forrest City Bank NA, 0.30%, 7/5/2012 (3)	213	213
Fortune Bank, 0.30%, 7/5/2012 (3)	1,402	1,402
Fox Chase Bank, 0.30%, 7/5/2012 (3)	893	893
Franklin Synergy Bank, 0.30%, 7/5/2012 (3)	3,885	3,885
Frost National Bank, 0.30%, 7/5/2012 (3)	131	131
Genesee Regional Bank, 0.30%, 7/5/2012 (3)	3,091	3,091
Georgia Bank & Trust Company of Augusta, 0.30%, 7/5/2012 (3)	2,347	2,347
Georgia Banking Company, 0.30%, 7/5/2012 (3)	1,407	1,407
German American Bancorp, 0.30%, 7/5/2012 (3)	651	651
Glacier Bank, 0.30%, 7/5/2012 (3)	7,385	7,385
Glens Falls National Bank and Trust Company, 0.30%, 7/5/2012 (3)	32	32
Golden Pacific Bank National Association, 0.30%, 7/5/2012 (3)	102	102
Gotham Bank of New York, 0.30%, 7/5/2012 (3)	1,903	1,903

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Grand Savings Bank, 0.30%, 7/5/2012 (3)	1,095	1,095
Grand Valley Bank, 0.30%, 7/5/2012 (3)	431	431
Green Bank National Association, 0.30%, 7/5/2012 (3)	2,381	2,381
Guaranty Bank, 0.30%, 7/5/2012 (3)	1,335	1,335
Guaranty Bond Bank, 0.30%, 7/5/2012 (3)	18,610	18,610
GulfShore Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Happy State Bank, 0.30%, 7/5/2012 (3)	136	136
Heartland Bank, 0.30%, 7/5/2012 (3)	16	16
Heartland Bank, 0.30%, 7/5/2012 (3)	8	8
Helena National Bank, 0.30%, 7/5/2012 (3)	776	776
Heritage Oaks Bank, 0.30%, 7/5/2012 (3)	4,623	4,623
Hingham Institution for Savings, 0.30%, 7/5/2012 (3)	4,192	4,192
Home Federal Bank, 0.30%, 7/5/2012 (3)	1,409	1,409
Horizon Bank National Association, 0.30%, 7/5/2012 (3)	143	143
Hyperion Bank, 0.30%, 7/5/2012 (3)	221	221
IBERIABANK, 0.30%, 7/5/2012 (3)	240,000	240,000
Icon Bank of Texas National Association, 0.30%, 7/5/2012 (3)	300	300
Independence Bank, 0.30%, 7/5/2012 (3)	69	69
Independent Bank of Texas, 0.30%, 7/5/2012 (3)	104	104
Inland Bank and Trust, 0.30%, 7/5/2012 (3)	19	19
Integrity Bank, 0.30%, 7/5/2012 (3)	888	888
Investors Community Bank, 0.30%, 7/5/2012 (3)	434	434
Isabella Bank, 0.30%, 7/5/2012 (3)	113	113
Israel Discount Bank of New York, 0.30%, 7/5/2012 (3)	240,000	240,000
JPMorgan Chase Bank National Association, 0.30%, 7/5/2012 (3)	68	68
Kaiser Federal Bank, 0.30%, 7/5/2012 (3)	433	433
Katahdin Trust Company, 0.30%, 7/5/2012 (3)	2,338	2,338
KeyBank National Association, 0.30%, 7/5/2012 (3)	1,679	1,679
KeySource Commercial Bank, 0.30%, 7/5/2012 (3)	150	150
Lake Forest Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Lake National Bank, 0.30%, 7/5/2012 (3)	8	8
Landmark Community Bank, 0.30%, 7/5/2012 (3)	873	873
Landmark National Bank, 0.30%, 7/5/2012 (3)	228	228
Leader Bank National Association, 0.30%, 7/5/2012 (3)	1,031	1,031
Legacy Bank, 0.30%, 7/5/2012 (3)	103	103
Legacy National Bank, 0.30%, 7/5/2012 (3)	438	438
LegacyTexas Bank, 0.30%, 7/5/2012 (3)	8	8
Level One Bank, 0.30%, 7/5/2012 (3)	2,638	2,638
Lewis & Clark Bank, 0.30%, 7/5/2012 (3)	432	432
Libertad Bank SSB, 0.30%, 7/5/2012 (3)	400	400
Liberty Bank, 0.30%, 7/5/2012 (3)	3,419	3,419

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Liberty Bank, 0.30%, 7/5/2012 (3)	430	430
Liberty Bank National Association, 0.30%, 7/5/2012 (3)	1	1
Liberty Bank of Arkansas, 0.30%, 7/5/2012 (3)	3,955	3,955
Libertyville Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Lifestore Bank, 0.30%, 7/5/2012 (3)	104	104
Lone Star National Bank, 0.30%, 7/5/2012 (3)	4,878	4,878
MainStreet Bank, 0.30%, 7/5/2012 (3)	2,352	2,352
Manufacturers Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
MB Financial Bank N.A., 0.30%, 7/5/2012 (3)	137	137
mBank, 0.30%, 7/5/2012 (3)	984	984
Mercantil Commercebank National Association, 0.30%, 7/5/2012 (3)	542	542
Mercantile Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,840	1,840
Mercantile Bank of Michigan, 0.30%, 7/5/2012 (3)	5,175	5,175
Merchants & Farmers Bank, 0.30%, 7/5/2012 (3)	213	213
Merchants Bank, 0.30%, 7/5/2012 (3)	53	53
Meridian Bank, 0.30%, 7/5/2012 (3)	272	272
Metropolitan Capital Bank & Trust, 0.30%, 7/5/2012 (3)	1,911	1,911
Metropolitan National Bank, 0.30%, 7/5/2012 (3)	12,123	12,123
Midwest Regional Bank, 0.30%, 7/5/2012 (3)	51	51
Mifflin County Savings Bank, 0.30%, 7/5/2012 (3)	212	212
MileStone Bank, 0.30%, 7/5/2012 (3)	651	651
Miners Bank, 0.30%, 7/5/2012 (3)	873	873
Minnesota Bank & Trust, 0.30%, 7/5/2012 (3)	1,838	1,838
Morris Bank, 0.30%, 7/5/2012 (3)	161	161
National Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,134	1,134
National Bank of California, 0.30%, 7/5/2012 (3)	41	41
Needham Bank, 0.30%, 7/5/2012 (3)	3,036	3,036
New Mexico Bank & Trust, 0.30%, 7/5/2012 (3)	1,506	1,506
Newburyport Five Cents Savings Bank, 0.30%, 7/5/2012 (3)	19	19
NOA Bank, 0.30%, 7/5/2012 (3)	130	130
Noah Bank, 0.30%, 7/5/2012 (3)	774	774
North Jersey Community Bank, 0.30%, 7/5/2012 (3)	2,188	2,188
North Shore Community Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Northbrook Bank & Trust Company, 0.30%, 7/5/2012 (3)	9	9
Northern Bank & Trust Company, 0.30%, 7/5/2012 (3)	4,789	4,789
Nuvo Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,356	1,356

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Oak View National Bank, 0.30%, 7/5/2012 (3)	211	211
Oasis Bank SSB, 0.30%, 7/5/2012 (3)	28	28
OceanFirst Bank, 0.30%, 7/5/2012 (3)	103	103
Ohio Commerce Bank, 0.30%, 7/5/2012 (3)	473	473
Old Plank Trail Community Bank National Assoc, 0.30%, 7/5/2012 (3)	46	46
One Bank & Trust National Association, 0.30%, 7/5/2012 (3)	212	212
OneWest Bank FSB, 0.30%, 7/5/2012 (3)	3,047	3,047
Ossian State Bank, 0.30%, 7/5/2012 (3)	81	81
Pacific Commerce Bank, 0.30%, 7/5/2012 (3)	2,502	2,502
Pacific Enterprise Bank, 0.30%, 7/5/2012 (3)	2,855	2,855
Paragon Commercial Bank, 0.30%, 7/5/2012 (3)	9,584	9,584
Parkside Financial Bank & Trust, 0.30%, 7/5/2012 (3)	1,326	1,326
Peapack-Gladstone Bank, 0.30%, 7/5/2012 (3)	1	1
Pegasus Bank, 0.30%, 7/5/2012 (3)	318	318
Peoples Bank National Association, 0.30%, 7/5/2012 (3)	116	116
Peoples Bank of Commerce, 0.30%, 7/5/2012 (3)	870	870
Peoples Community Bank, 0.30%, 7/5/2012 (3)	1,287	1,287
Peoples United Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Petit Jean State Bank, 0.30%, 7/5/2012 (3)	766	766
Pine Bluff National Bank, 0.30%, 7/5/2012 (3)	547	547
Plaza Bank, 0.30%, 7/5/2012 (3)	104	104
PNC Bank National Association, 0.30%, 7/5/2012 (3)	2,029	2,029
Post Oak Bank N.A., 0.30%, 7/5/2012 (3)	434	434
Premier Bank, 0.30%, 7/5/2012 (3)	2,347	2,347
Premier Bank, 0.30%, 7/5/2012 (3)	1,127	1,127
PrinsBank, 0.30%, 7/5/2012 (3)	542	542
Private Bank Minnesota, 0.30%, 7/5/2012 (3)	1,330	1,330
ProAmérica Bank, 0.30%, 7/5/2012 (3)	2,343	2,343
Professional Business Bank, 0.30%, 7/5/2012 (3)	434	434
Progress Bank and Trust, 0.30%, 7/5/2012 (3)	441	441
Quad City Bank and Trust Company, 0.30%, 7/5/2012 (3)	4,938	4,938
Quontic Bank, 0.30%, 7/5/2012 (3)	102	102
RBS Citizens National Association, 0.30%, 7/5/2012 (3)	147	147
Regent Bank, 0.30%, 7/5/2012 (3)	107	107
Regions Bank, 0.30%, 7/5/2012 (3)	11,552	11,552
Renasant Bank, 0.30%, 7/5/2012 (3)	4,106	4,106
Republic Bank, 0.30%, 7/5/2012 (3)	435	435
Republic Bank & Trust, 0.30%, 7/5/2012 (3)	257	257
Republic Bank & Trust Company, 0.30%, 7/5/2012 (3)	103	103
River Community Bank N.A., 0.30%, 7/5/2012 (3)	1,020	1,020

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
RiverBend Bank, 0.30%, 7/5/2012 (3)	21	21
Riverside Bank, 0.30%, 7/5/2012 (3)	132	132
Riverview Bank, 0.30%, 7/5/2012 (3)	869	869
Rockland Trust Company, 0.30%, 7/5/2012 (3)	5,732	5,732
RSNB Bank, 0.30%, 7/5/2012 (3)	1,628	1,628
Saratoga National Bank & Trust Company, 0.30%, 7/5/2012 (3)	32	32
Sauk Valley Bank & Trust Company, 0.30%, 7/5/2012 (3)	4	4
Savings Institute Bank and Trust Company, 0.30%, 7/5/2012 (3)	651	651
Schaumburg Bank & Trust Company National Asso, 0.30%, 7/5/2012 (3)	1	1
Seaside National Bank & Trust, 0.30%, 7/5/2012 (3)	9,132	9,132
Seaway Bank and Trust Company, 0.30%, 7/5/2012 (3)	2,334	2,334
Security First Bank, 0.30%, 7/5/2012 (3)	16	16
SharePlus Federal Bank, 0.30%, 7/5/2012 (3)	176	176
Signature Bank, 0.30%, 7/5/2012 (3)	1,014	1,014
Signature Bank, 0.30%, 7/5/2012 (3)	199,340	199,340
Signature Bank National Association, 0.30%, 7/5/2012 (3)	112	112
Solera National Bank, 0.30%, 7/5/2012 (3)	476	476
Southern Bancorp Bank, 0.30%, 7/5/2012 (3)	75	75
Southern Bank, 0.30%, 7/5/2012 (3)	10	10
Southwest Bank, 0.30%, 7/5/2012 (3)	2,434	2,434
Sovereign Bank National Association, 0.30%, 7/5/2012 (3)	240,000	240,000
St. Charles Bank & Trust Company, 0.30%, 7/5/2012 (3)	146	146
State Bank and Trust Company, 0.30%, 7/5/2012 (3)	265	265
State Bank of the Lakes, 0.30%, 7/5/2012 (3)	1	1
Sterling National Bank, 0.30%, 7/5/2012 (3)	34,411	34,411
Sturdy Savings Bank, 0.30%, 7/5/2012 (3)	103	103
Summit Bank, 0.30%, 7/5/2012 (3)	393	393
Summit Bank & Trust, 0.30%, 7/5/2012 (3)	1,904	1,904
Summit Community Bank Inc., 0.30%, 7/5/2012 (3)	448	448
TD Bank N.A., 0.30%, 7/5/2012 (3)	240,000	240,000
Team Capital Bank, 0.30%, 7/5/2012 (3)	11,180	11,180
Texas Capital Bank National Association, 0.30%, 7/5/2012 (3)	240,000	240,000
Touchmark National Bank, 0.30%, 7/5/2012 (3)	1,389	1,389
Town Bank, 0.30%, 7/5/2012 (3)	3	3
Transportation Alliance Bank Inc., 0.30%, 7/5/2012 (3)	8	8
Treynor State Bank, 0.30%, 7/5/2012 (3)	2,373	2,373
TriSummit Bank, 0.30%, 7/5/2012 (3)	2,280	2,280
U.S. Bank National Association, 0.30%, 7/5/2012 (3)	165	165
Uinta Bank, 0.30%, 7/5/2012 (3)	1,442	1,442

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
UMB Bank Arizona National Association, 0.30%, 7/5/2012 (3)	107	107
UMB Bank Colorado National Association, 0.30%, 7/5/2012 (3)	16	16
UMB Bank National Association, 0.30%, 7/5/2012 (3)	134	134
Umpqua Bank, 0.30%, 7/5/2012 (3)	81	81
Union Bank National Association, 0.30%, 7/5/2012 (3)	135	135
Union Bank of Mena, 0.30%, 7/5/2012 (3)	16	16
Union Center National Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
United Bank, 0.30%, 7/5/2012 (3)	2,152	2,152
United Bank, 0.30%, 7/5/2012 (3)	105	105
United Bank Inc., 0.30%, 7/5/2012 (3)	1,967	1,967
USNY Bank, 0.30%, 7/5/2012 (3)	666	666
Valley Bank, 0.30%, 7/5/2012 (3)	759	759
Valley National Bank, 0.30%, 7/5/2012 (3)	220,141	220,141
Valliance Bank, 0.30%, 7/5/2012 (3)	126	126
Veritex Community Bank National Association, 0.30%, 7/5/2012 (3)	43	43
Verus Bank of Commerce, 0.30%, 7/5/2012 (3)	3,444	3,444
Victory Bank, 0.30%, 7/5/2012 (3)	217	217
ViewPoint Bank National Association, 0.30%, 7/5/2012 (3)	5,278	5,278
Village Bank & Trust, 0.30%, 7/5/2012 (3)	8	8
Virginia Heritage Bank, 0.30%, 7/5/2012 (3)	3,297	3,297
Warren Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,088	1,088
Washington Trust Bank, 0.30%, 7/5/2012 (3)	1,405	1,405
Washington Trust Company of Westerly, 0.30%, 7/5/2012 (3)	152	152
Webster Bank National Association, 0.30%, 7/5/2012 (3)	104	104
Wells Fargo Bank National Association, 0.30%, 7/5/2012 (3)	238	238
West Town Savings Bank, 0.30%, 7/5/2012 (3)	16	16
Western Alliance Bank, 0.30%, 7/5/2012 (3)	53	53
Western National Bank, 0.30%, 7/5/2012 (3)	197	197
Wheaton Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Whidbey Island Bank, 0.30%, 7/5/2012 (3)	74	74
Wilmington Savings Fund Society FSB, 0.30%, 7/5/2012 (3)	4,324	4,324
Wilmington Trust National Association, 0.30%, 7/5/2012 (3)	108	108
Wisconsin Community Bank, 0.30%, 7/5/2012 (3)	42,621	42,621
Wolverine Bank Federal Savings Bank, 0.30%, 7/5/2012 (3)	4	4
Xenith Bank, 0.30%, 7/5/2012 (3)	3,914	3,914
Total Bank Obligations (Cost $5,004,521)		5,004,521

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Floating Rate Demand Notes — 11.0%
Caterpillar Financial Power Investment Floating Rate Demand Note, 0.60%, 7/1/2012 (4)	12,621,905	12,621,905
Total Floating Rate Demand Notes (Cost $12,621,905)		12,621,905

U.S. Government Obligations — 3.1%
U.S. Treasury Bill, 0.12%, due 9/6/2012 (5)	3,500,000	3,499,566
Total U.S. Government Obligations (Cost $3,499,230)		3,499,566
Total Investments — 99.2% (Cost $111,437,994 )(1)		113,487,031
Other Assets less Liabilities — 0.8%		932,880
Total Net Assets — 100.0%		114,419,911

Trustee Deferred Compensation (6)
The Flex-funds Aggressive Growth Fund	2,520	20,009
The Flex-funds Balanced Fund	1,300	12,623
The Flex-funds Dynamic Growth Fund	810	6,731
The Flex-funds Muirfield Fund	4,205	23,338
The Flex-funds Quantex Fund	2,736	62,107
The Flex-funds Utilities & Infrastructure Fund	290	6,847
Total Trustee Deferred Compensation (Cost $106,435)		131,655

The Muirfield Fund
Security Description	Long Contracts	Unrealized Appreciation (Depreciation) ($)

Futures Contracts
Standard & Poors 500 expiring September 2012, notional value $31,875,400	94	891,120
Standard & Poors Mid Cap 400 E-Mini expiring September 2012, notional value $2,630,600	28	65,030
Total Futures Contracts	122	956,150

(1)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $792,550. Cost for federal income tax purposes of $112,230,544 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,603,277
Unrealized depreciation	(1,346,790)
Net unrealized appreciation (depreciation)	$1,256,487

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2012.

(3)
Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request. The maximum number of days from a redemption request to receiving the proceeds is nine days. Hence the Fund may not be able to receive its proceeds within seven days. As of June 30, 2012, illiquid securities represented 4.4% of Total Investments.

(4)	Floating rate security. The rate shown represents the rate in effect at June 30, 2012.

(5)	Pledged as collateral on futures contracts.

(6)	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Registered Investment Companies — 63.1%
Consumer Staples Select Sector SPDR Fund	66,850	2,324,375
Energy Select Sector SPDR Fund	49,825	3,306,885
Health Care Select Sector SPDR Fund	119,450	4,539,697
iShares Russell 1000 Growth Index Fund	73,725	4,661,632
iShares Russell 1000 Value Index Fund	95,800	6,535,476
Ivy Mid Cap Growth Fund	109,239	1,933,524
JPMorgan Disciplined Equity Fund	468,463	8,188,731
PowerShares QQQ Trust	89,700	5,755,152
SPDR Dow Jones Industrial Average ETF Trust	39,050	5,015,973
Vanguard Equity Income Fund	109,233	5,310,891
Wells Fargo Advantage Growth Fund	242,870	9,964,952
Total Registered Investment Companies (Cost $55,877,353)		57,537,288

Money Market Registered Investment Companies — 25.1%
The Flex-funds Money Market Fund - Institutional Class, 0.17% (2)	22,861,445	22,861,445
Total Money Market Registered Investment Companies (Cost $22,861,445)		22,861,445

Bank Obligations — 5.5%
Access National Bank, 0.30%, 7/5/2012 (3)	987	987
Allied Bank, 0.30%, 7/5/2012 (3)	434	434
Alma Bank, 0.30%, 7/5/2012 (3)	4,804	4,804
AloStar Bank of Commerce, 0.30%, 7/5/2012 (3)	3,797	3,797
Alpine Bank, 0.30%, 7/5/2012 (3)	3,060	3,060
Ameriana Bank, 0.30%, 7/5/2012 (3)	19	19
American Enterprise Bank of Florida, 0.30%, 7/5/2012 (3)	492	492
American Momentum Bank, 0.30%, 7/5/2012 (3)	5,694	5,694
American National Bank, 0.30%, 7/5/2012 (3)	2,277	2,277
American National Bank-Fox Cities, 0.30%, 7/5/2012 (3)	215	215
American Savings Bank F.S.B., 0.30%, 7/5/2012 (3)	16	16
American Savings Bank FSB, 0.30%, 7/5/2012 (3)	155	155
Americas United Bank, 0.30%, 7/5/2012 (3)	1,306	1,306
AmFirst Bank N.A., 0.30%, 7/5/2012 (3)	38	38
Anthem Bank & Trust, 0.30%, 7/5/2012 (3)	873	873
Arizona Bank & Trust, 0.30%, 7/5/2012 (3)	4,192	4,192
Arvest Bank, 0.30%, 7/5/2012 (3)	220	220
Austin Bank of Chicago, 0.30%, 7/5/2012 (3)	869	869
Avidia Bank, 0.30%, 7/5/2012 (3)	4,192	4,192
Bancorp Bank, 0.30%, 7/5/2012 (3)	10,749	10,749
Bank Hapoalim B.M., 0.30%, 7/5/2012 (3)	1,511	1,511
Bank Leumi USA, 0.30%, 7/5/2012 (3)	240,000	240,000
Bank of America National Association, 0.30%, 7/5/2012 (3)	448	448
Bank of Augusta, 0.30%, 7/5/2012 (3)	917	917

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Bank of Cadiz and Trust Company, 0.30%, 7/5/2012 (3)	1,055	1,055
Bank of Cave City, 0.30%, 7/5/2012 (3)	437	437
Bank of England, 0.30%, 7/5/2012 (3)	1,867	1,867
Bank of Fayetteville, 0.30%, 7/5/2012 (3)	436	436
Bank of Hawaii, 0.30%, 7/5/2012 (3)	4,983	4,983
Bank of Houston, 0.30%, 7/5/2012 (3)	2,661	2,661
Bank of Jackson Hole, 0.30%, 7/5/2012 (3)	442	442
Bank of Manhattan N.A., 0.30%, 7/5/2012 (3)	1,665	1,665
Bank of Marin, 0.30%, 7/5/2012 (3)	218	218
Bank of Missouri, 0.30%, 7/5/2012 (3)	4,968	4,968
Bank of Princeton, 0.30%, 7/5/2012 (3)	651	651
Bank of the Ozarks, 0.30%, 7/5/2012 (3)	108	108
Bank of the Panhandle, 0.30%, 7/5/2012 (3)	1,062	1,062
Bank of the West, 0.30%, 7/5/2012 (3)	13,559	13,559
Bar Harbor Bank & Trust, 0.30%, 7/5/2012 (3)	869	869
Belmont Savings Bank, 0.30%, 7/5/2012 (3)	4,601	4,601
Benchmark Bank, 0.30%, 7/5/2012 (3)	3	3
Benefit Bank, 0.30%, 7/5/2012 (3)	1,345	1,345
Berkshire Bank, 0.30%, 7/5/2012 (3)	6,256	6,256
Beverly Bank & Trust Company National Associa, 0.30%, 7/5/2012 (3)	30	30
Biltmore Bank of Arizona, 0.30%, 7/5/2012 (3)	2,408	2,408
BMO Harris Bank National Association, 0.30%, 7/5/2012 (3)	2,493	2,493
BOKF National Association, 0.30%, 7/5/2012 (3)	5,969	5,969
Boone Bank & Trust Co., 0.30%, 7/5/2012 (3)	1,220	1,220
Boston Private Bank & Trust Company, 0.30%, 7/5/2012 (3)	2,184	2,184
Branch Banking and Trust Company, 0.30%, 7/5/2012 (3)	1,980	1,980
Brookhaven Bank, 0.30%, 7/5/2012 (3)	250	250
Business Bank, 0.30%, 7/5/2012 (3)	1,431	1,431
Business Bank, 0.30%, 7/5/2012 (3)	462	462
Business Bank of Saint Louis, 0.30%, 7/5/2012 (3)	2,094	2,094
Business First Bank, 0.30%, 7/5/2012 (3)	2,092	2,092
Cache Valley Bank, 0.30%, 7/5/2012 (3)	3,057	3,057
Cadence Bank N.A., 0.30%, 7/5/2012 (3)	209,741	209,741
California Bank & Trust, 0.30%, 7/5/2012 (3)	87	87
Capital Bank, 0.30%, 7/5/2012 (3)	1,156	1,156
Capital One National Association, 0.30%, 7/5/2012 (3)	157,954	157,954
CapitalMark Bank & Trust, 0.30%, 7/5/2012 (3)	2,903	2,903
CapStar Bank, 0.30%, 7/5/2012 (3)	11,181	11,181
CapStone Bank, 0.30%, 7/5/2012 (3)	2,126	2,126
Cardinal Bank, 0.30%, 7/5/2012 (3)	4,028	4,028
Carolina Alliance Bank, 0.30%, 7/5/2012 (3)	115	115
Carver Federal Savings Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
Cathay Bank, 0.30%, 7/5/2012 (3)	240,000	240,000

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Celtic Bank, 0.30%, 7/5/2012 (3)	2,441	2,441
Centennial Bank, 0.30%, 7/5/2012 (3)	466	466
Centra Bank Inc., 0.30%, 7/5/2012 (3)	2,084	2,084
Central Bank, 0.30%, 7/5/2012 (3)	695	695
Central Bank Illinois, 0.30%, 7/5/2012 (3)	32	32
Central Bank of Kansas City, 0.30%, 7/5/2012 (3)	38	38
CheckSpring Bank, 0.30%, 7/5/2012 (3)	23	23
Chemical Bank, 0.30%, 7/5/2012 (3)	399	399
Chickasha Bank & Trust Company, 0.30%, 7/5/2012 (3)	442	442
Citizens Bank & Trust Company, 0.30%, 7/5/2012 (3)	3,770	3,770
Citizens Bank of Pennsylvania, 0.30%, 7/5/2012 (3)	133	133
Citizens National Bank, 0.30%, 7/5/2012 (3)	212	212
Citizens National Bank of Bluffton, 0.30%, 7/5/2012 (3)	446	446
City First Bank of D.C. National Association, 0.30%, 7/5/2012 (3)	1,597	1,597
City National Bank, 0.30%, 7/5/2012 (3)	271	271
City National Bank of Sulphur Springs, 0.30%, 7/5/2012 (3)	146	146
City National Bank of Taylor, 0.30%, 7/5/2012 (3)	970	970
Cole Taylor Bank, 0.30%, 7/5/2012 (3)	79,682	79,682
Collin Bank, 0.30%, 7/5/2012 (3)	1,135	1,135
Columbia State Bank, 0.30%, 7/5/2012 (3)	3,884	3,884
Comerica Bank, 0.30%, 7/5/2012 (3)	4,837	4,837
Commencement Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Commerce Bank & Trust Company, 0.30%, 7/5/2012 (3)	6,820	6,820
Commerce National Bank, 0.30%, 7/5/2012 (3)	81	81
Community Bank & Trust, 0.30%, 7/5/2012 (3)	2,970	2,970
Community Bank of Oelwein, 0.30%, 7/5/2012 (3)	907	907
Community Bank of Santa Maria, 0.30%, 7/5/2012 (3)	103	103
Community Bank of the Bay, 0.30%, 7/5/2012 (3)	167	167
Community Mutual Savings Bank, 0.30%, 7/5/2012 (3)	1,168	1,168
Community Trust Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Compass Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Congaree State Bank, 0.30%, 7/5/2012 (3)	1,252	1,252
Congressional Bank, 0.30%, 7/5/2012 (3)	1,356	1,356
Cooper State Bank, 0.30%, 7/5/2012 (3)	431	431
Crescent State Bank, 0.30%, 7/5/2012 (3)	2,140	2,140
Crystal Lake Bank and Trust Company N.A., 0.30%, 7/5/2012 (3)	1	1
Delta Trust & Bank, 0.30%, 7/5/2012 (3)	4,330	4,330
DeWitt Bank & Trust Company, 0.30%, 7/5/2012 (3)	322	322
Diamond Bank, 0.30%, 7/5/2012 (3)	3,222	3,222

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
DMB Community Bank, 0.30%, 7/5/2012 (3)	3,070	3,070
Dollar Bank Federal Savings Bank, 0.30%, 7/5/2012 (3)	1,095	1,095
Dubuque Bank & Trust Company, 0.30%, 7/5/2012 (3)	431	431
Eagle Bank and Trust Company, 0.30%, 7/5/2012 (3)	1,118	1,118
EagleBank, 0.30%, 7/5/2012 (3)	240,000	240,000
East River Bank, 0.30%, 7/5/2012 (3)	115	115
East West Bank, 0.30%, 7/5/2012 (3)	240,511	240,511
Empire National Bank, 0.30%, 7/5/2012 (3)	434	434
Encore Bank National Association, 0.30%, 7/5/2012 (3)	319	319
Encore National Bank, 0.30%, 7/5/2012 (3)	125	125
Enterprise Bank & Trust, 0.30%, 7/5/2012 (3)	7,692	7,692
Equity Bank A National Association, 0.30%, 7/5/2012 (3)	994	994
Exchange Bank & Trust Company, 0.30%, 7/5/2012 (3)	2,303	2,303
Exchange State Bank, 0.30%, 7/5/2012 (3)	433	433
Fannin Bank, 0.30%, 7/5/2012 (3)	1	1
Farmers & Merchants Bank of Long Beach, 0.30%, 7/5/2012 (3)	69	69
Farmers & Merchants State Bank, 0.30%, 7/5/2012 (3)	124	124
Farmers and Merchants State Bank of Blooming , 0.30%, 7/5/2012 (3)	839	839
Farmers Bank, 0.30%, 7/5/2012 (3)	135	135
Farmers Exchange Bank, 0.30%, 7/5/2012 (3)	1,580	1,580
Farmers State Bank, 0.30%, 7/5/2012 (3)	1	1
Fidelity Bank, 0.30%, 7/5/2012 (3)	2,975	2,975
Fifth Third Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
First Bank & Trust, 0.30%, 7/5/2012 (3)	2	2
First Bank Financial Centre, 0.30%, 7/5/2012 (3)	103	103
First Choice Bank, 0.30%, 7/5/2012 (3)	1,929	1,929
First Commercial Bank, 0.30%, 7/5/2012 (3)	102	102
First Commercial Bank, 0.30%, 7/5/2012 (3)	853	853
First Community Bank, 0.30%, 7/5/2012 (3)	2,057	2,057
First County Bank, 0.30%, 7/5/2012 (3)	5,903	5,903
First Federal Bank, 0.30%, 7/5/2012 (3)	1,589	1,589
First Foundation Bank, 0.30%, 7/5/2012 (3)	11,657	11,657
First International Bank & Trust, 0.30%, 7/5/2012 (3)	136	136
First Internet Bank of Indiana, 0.30%, 7/5/2012 (3)	4,820	4,820
First Interstate Bank, 0.30%, 7/5/2012 (3)	80	80
First N.A., 0.30%, 7/5/2012 (3)	1,858	1,858
First National Bank, 0.30%, 7/5/2012 (3)	4,171	4,171
First National Bank, 0.30%, 7/5/2012 (3)	104	104
First National Bank - Fox Valley, 0.30%, 7/5/2012 (3)	147	147
First National Bank in Green Forest, 0.30%, 7/5/2012 (3)	221	221
First National Bank in Sioux Falls, 0.30%, 7/5/2012 (3)	102	102

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
First National Bank of America, 0.30%, 7/5/2012 (3)	111	111
First National Bank of Fort Smith, 0.30%, 7/5/2012 (3)	164	164
First National Bank of Long Island, 0.30%, 7/5/2012 (3)	10,706	10,706
First National Bank of Omaha, 0.30%, 7/5/2012 (3)	70	70
First National Bank of Santa Fe, 0.30%, 7/5/2012 (3)	2,406	2,406
First Premier Bank, 0.30%, 7/5/2012 (3)	3,221	3,221
First Security Bank, 0.30%, 7/5/2012 (3)	8,935	8,935
First Security Bank & Trust Company, 0.30%, 7/5/2012 (3)	11	11
First State Bank, 0.30%, 7/5/2012 (3)	875	875
First State Bank, 0.30%, 7/5/2012 (3)	40	40
First State Bank of DeQueen, 0.30%, 7/5/2012 (3)	924	924
First State Bank of Northwest Arkansas, 0.30%, 7/5/2012 (3)	626	626
First Trade Union Bank, 0.30%, 7/5/2012 (3)	167	167
First Utah Bank, 0.30%, 7/5/2012 (3)	107	107
First Virginia Community Bank, 0.30%, 7/5/2012 (3)	892	892
First Western Bank, 0.30%, 7/5/2012 (3)	9	9
First-Citizens Bank & Trust Company, 0.30%, 7/5/2012 (3)	10,582	10,582
FirstAtlantic Bank, 0.30%, 7/5/2012 (3)	104	104
FirstBank, 0.30%, 7/5/2012 (3)	1,326	1,326
FirstBank Puerto Rico, 0.30%, 7/5/2012 (3)	240,000	240,000
FirstMerit Bank National Association, 0.30%, 7/5/2012 (3)	218	218
Flagship Community Bank, 0.30%, 7/5/2012 (3)	102	102
Flatirons Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Florida Business Bank, 0.30%, 7/5/2012 (3)	434	434
Florida Parishes Bank, 0.30%, 7/5/2012 (3)	87	87
Forrest City Bank NA, 0.30%, 7/5/2012 (3)	213	213
Fortune Bank, 0.30%, 7/5/2012 (3)	1,402	1,402
Fox Chase Bank, 0.30%, 7/5/2012 (3)	893	893
Franklin Synergy Bank, 0.30%, 7/5/2012 (3)	3,885	3,885
Frost National Bank, 0.30%, 7/5/2012 (3)	131	131
Genesee Regional Bank, 0.30%, 7/5/2012 (3)	3,091	3,091
Georgia Bank & Trust Company of Augusta, 0.30%, 7/5/2012 (3)	2,347	2,347
Georgia Banking Company, 0.30%, 7/5/2012 (3)	1,407	1,407
German American Bancorp, 0.30%, 7/5/2012 (3)	651	651
Glacier Bank, 0.30%, 7/5/2012 (3)	7,385	7,385
Glens Falls National Bank and Trust Company, 0.30%, 7/5/2012 (3)	32	32
Golden Pacific Bank National Association, 0.30%, 7/5/2012 (3)	102	102
Gotham Bank of New York, 0.30%, 7/5/2012 (3)	1,903	1,903

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Grand Savings Bank, 0.30%, 7/5/2012 (3)	1,095	1,095
Grand Valley Bank, 0.30%, 7/5/2012 (3)	431	431
Green Bank National Association, 0.30%, 7/5/2012 (3)	2,381	2,381
Guaranty Bank, 0.30%, 7/5/2012 (3)	1,335	1,335
Guaranty Bond Bank, 0.30%, 7/5/2012 (3)	18,610	18,610
GulfShore Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Happy State Bank, 0.30%, 7/5/2012 (3)	136	136
Heartland Bank, 0.30%, 7/5/2012 (3)	16	16
Heartland Bank, 0.30%, 7/5/2012 (3)	8	8
Helena National Bank, 0.30%, 7/5/2012 (3)	776	776
Heritage Oaks Bank, 0.30%, 7/5/2012 (3)	4,623	4,623
Hingham Institution for Savings, 0.30%, 7/5/2012 (3)	4,192	4,192
Home Federal Bank, 0.30%, 7/5/2012 (3)	1,409	1,409
Horizon Bank National Association, 0.30%, 7/5/2012 (3)	143	143
Hyperion Bank, 0.30%, 7/5/2012 (3)	221	221
IBERIABANK, 0.30%, 7/5/2012 (3)	240,000	240,000
Icon Bank of Texas National Association, 0.30%, 7/5/2012 (3)	300	300
Independence Bank, 0.30%, 7/5/2012 (3)	69	69
Independent Bank of Texas, 0.30%, 7/5/2012 (3)	104	104
Inland Bank and Trust, 0.30%, 7/5/2012 (3)	19	19
Integrity Bank, 0.30%, 7/5/2012 (3)	888	888
Investors Community Bank, 0.30%, 7/5/2012 (3)	434	434
Isabella Bank, 0.30%, 7/5/2012 (3)	113	113
Israel Discount Bank of New York, 0.30%, 7/5/2012 (3)	240,000	240,000
JPMorgan Chase Bank National Association, 0.30%, 7/5/2012 (3)	68	68
Kaiser Federal Bank, 0.30%, 7/5/2012 (3)	433	433
Katahdin Trust Company, 0.30%, 7/5/2012 (3)	2,338	2,338
KeyBank National Association, 0.30%, 7/5/2012 (3)	1,679	1,679
KeySource Commercial Bank, 0.30%, 7/5/2012 (3)	150	150
Lake Forest Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Lake National Bank, 0.30%, 7/5/2012 (3)	8	8
Landmark Community Bank, 0.30%, 7/5/2012 (3)	873	873
Landmark National Bank, 0.30%, 7/5/2012 (3)	228	228
Leader Bank National Association, 0.30%, 7/5/2012 (3)	1,031	1,031
Legacy Bank, 0.30%, 7/5/2012 (3)	103	103
Legacy National Bank, 0.30%, 7/5/2012 (3)	438	438
LegacyTexas Bank, 0.30%, 7/5/2012 (3)	8	8
Level One Bank, 0.30%, 7/5/2012 (3)	2,638	2,638
Lewis & Clark Bank, 0.30%, 7/5/2012 (3)	432	432
Libertad Bank SSB, 0.30%, 7/5/2012 (3)	400	400
Liberty Bank, 0.30%, 7/5/2012 (3)	3,419	3,419

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Liberty Bank, 0.30%, 7/5/2012 (3)	430	430
Liberty Bank National Association, 0.30%, 7/5/2012 (3)	1	1
Liberty Bank of Arkansas, 0.30%, 7/5/2012 (3)	3,955	3,955
Libertyville Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Lifestore Bank, 0.30%, 7/5/2012 (3)	104	104
Lone Star National Bank, 0.30%, 7/5/2012 (3)	4,878	4,878
MainStreet Bank, 0.30%, 7/5/2012 (3)	2,352	2,352
Manufacturers Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
MB Financial Bank N.A., 0.30%, 7/5/2012 (3)	137	137
mBank, 0.30%, 7/5/2012 (3)	984	984
Mercantil Commercebank National Association, 0.30%, 7/5/2012 (3)	542	542
Mercantile Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,840	1,840
Mercantile Bank of Michigan, 0.30%, 7/5/2012 (3)	5,175	5,175
Merchants & Farmers Bank, 0.30%, 7/5/2012 (3)	213	213
Merchants Bank, 0.30%, 7/5/2012 (3)	53	53
Meridian Bank, 0.30%, 7/5/2012 (3)	272	272
Metropolitan Capital Bank & Trust, 0.30%, 7/5/2012 (3)	1,911	1,911
Metropolitan National Bank, 0.30%, 7/5/2012 (3)	12,123	12,123
Midwest Regional Bank, 0.30%, 7/5/2012 (3)	51	51
Mifflin County Savings Bank, 0.30%, 7/5/2012 (3)	212	212
MileStone Bank, 0.30%, 7/5/2012 (3)	651	651
Miners Bank, 0.30%, 7/5/2012 (3)	873	873
Minnesota Bank & Trust, 0.30%, 7/5/2012 (3)	1,838	1,838
Morris Bank, 0.30%, 7/5/2012 (3)	161	161
National Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,134	1,134
National Bank of California, 0.30%, 7/5/2012 (3)	41	41
Needham Bank, 0.30%, 7/5/2012 (3)	3,036	3,036
New Mexico Bank & Trust, 0.30%, 7/5/2012 (3)	1,506	1,506
Newburyport Five Cents Savings Bank, 0.30%, 7/5/2012 (3)	19	19
NOA Bank, 0.30%, 7/5/2012 (3)	130	130
Noah Bank, 0.30%, 7/5/2012 (3)	774	774
North Jersey Community Bank, 0.30%, 7/5/2012 (3)	2,188	2,188
North Shore Community Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Northbrook Bank & Trust Company, 0.30%, 7/5/2012 (3)	9	9
Northern Bank & Trust Company, 0.30%, 7/5/2012 (3)	4,789	4,789
Nuvo Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,356	1,356

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Oak View National Bank, 0.30%, 7/5/2012 (3)	211	211
Oasis Bank SSB, 0.30%, 7/5/2012 (3)	28	28
OceanFirst Bank, 0.30%, 7/5/2012 (3)	103	103
Ohio Commerce Bank, 0.30%, 7/5/2012 (3)	473	473
Old Plank Trail Community Bank National Assoc, 0.30%, 7/5/2012 (3)	46	46
One Bank & Trust National Association, 0.30%, 7/5/2012 (3)	212	212
OneWest Bank FSB, 0.30%, 7/5/2012 (3)	3,047	3,047
Ossian State Bank, 0.30%, 7/5/2012 (3)	81	81
Pacific Commerce Bank, 0.30%, 7/5/2012 (3)	2,502	2,502
Pacific Enterprise Bank, 0.30%, 7/5/2012 (3)	2,855	2,855
Paragon Commercial Bank, 0.30%, 7/5/2012 (3)	9,584	9,584
Parkside Financial Bank & Trust, 0.30%, 7/5/2012 (3)	1,326	1,326
Peapack-Gladstone Bank, 0.30%, 7/5/2012 (3)	1	1
Pegasus Bank, 0.30%, 7/5/2012 (3)	318	318
Peoples Bank National Association, 0.30%, 7/5/2012 (3)	116	116
Peoples Bank of Commerce, 0.30%, 7/5/2012 (3)	870	870
Peoples Community Bank, 0.30%, 7/5/2012 (3)	1,287	1,287
Peoples United Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Petit Jean State Bank, 0.30%, 7/5/2012 (3)	766	766
Pine Bluff National Bank, 0.30%, 7/5/2012 (3)	547	547
Plaza Bank, 0.30%, 7/5/2012 (3)	104	104
PNC Bank National Association, 0.30%, 7/5/2012 (3)	2,029	2,029
Post Oak Bank N.A., 0.30%, 7/5/2012 (3)	434	434
Premier Bank, 0.30%, 7/5/2012 (3)	2,347	2,347
Premier Bank, 0.30%, 7/5/2012 (3)	1,127	1,127
PrinsBank, 0.30%, 7/5/2012 (3)	542	542
Private Bank Minnesota, 0.30%, 7/5/2012 (3)	1,330	1,330
ProAmérica Bank, 0.30%, 7/5/2012 (3)	2,343	2,343
Professional Business Bank, 0.30%, 7/5/2012 (3)	434	434
Progress Bank and Trust, 0.30%, 7/5/2012 (3)	441	441
Quad City Bank and Trust Company, 0.30%, 7/5/2012 (3)	4,938	4,938
Quontic Bank, 0.30%, 7/5/2012 (3)	102	102
RBS Citizens National Association, 0.30%, 7/5/2012 (3)	147	147
Regent Bank, 0.30%, 7/5/2012 (3)	107	107
Regions Bank, 0.30%, 7/5/2012 (3)	11,552	11,552
Renasant Bank, 0.30%, 7/5/2012 (3)	4,106	4,106
Republic Bank, 0.30%, 7/5/2012 (3)	435	435
Republic Bank & Trust, 0.30%, 7/5/2012 (3)	257	257
Republic Bank & Trust Company, 0.30%, 7/5/2012 (3)	103	103
River Community Bank N.A., 0.30%, 7/5/2012 (3)	1,020	1,020

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
RiverBend Bank, 0.30%, 7/5/2012 (3)	21	21
Riverside Bank, 0.30%, 7/5/2012 (3)	132	132
Riverview Bank, 0.30%, 7/5/2012 (3)	869	869
Rockland Trust Company, 0.30%, 7/5/2012 (3)	5,732	5,732
RSNB Bank, 0.30%, 7/5/2012 (3)	1,628	1,628
Saratoga National Bank & Trust Company, 0.30%, 7/5/2012 (3)	32	32
Sauk Valley Bank & Trust Company, 0.30%, 7/5/2012 (3)	4	4
Savings Institute Bank and Trust Company, 0.30%, 7/5/2012 (3)	651	651
Schaumburg Bank & Trust Company National Asso, 0.30%, 7/5/2012 (3)	1	1
Seaside National Bank & Trust, 0.30%, 7/5/2012 (3)	9,132	9,132
Seaway Bank and Trust Company, 0.30%, 7/5/2012 (3)	2,334	2,334
Security First Bank, 0.30%, 7/5/2012 (3)	16	16
SharePlus Federal Bank, 0.30%, 7/5/2012 (3)	176	176
Signature Bank, 0.30%, 7/5/2012 (3)	1,014	1,014
Signature Bank, 0.30%, 7/5/2012 (3)	199,340	199,340
Signature Bank National Association, 0.30%, 7/5/2012 (3)	112	112
Solera National Bank, 0.30%, 7/5/2012 (3)	476	476
Southern Bancorp Bank, 0.30%, 7/5/2012 (3)	75	75
Southern Bank, 0.30%, 7/5/2012 (3)	10	10
Southwest Bank, 0.30%, 7/5/2012 (3)	2,434	2,434
Sovereign Bank National Association, 0.30%, 7/5/2012 (3)	240,000	240,000
St. Charles Bank & Trust Company, 0.30%, 7/5/2012 (3)	146	146
State Bank and Trust Company, 0.30%, 7/5/2012 (3)	265	265
State Bank of the Lakes, 0.30%, 7/5/2012 (3)	1	1
Sterling National Bank, 0.30%, 7/5/2012 (3)	34,411	34,411
Sturdy Savings Bank, 0.30%, 7/5/2012 (3)	103	103
Summit Bank, 0.30%, 7/5/2012 (3)	393	393
Summit Bank & Trust, 0.30%, 7/5/2012 (3)	1,904	1,904
Summit Community Bank Inc., 0.30%, 7/5/2012 (3)	448	448
TD Bank N.A., 0.30%, 7/5/2012 (3)	240,000	240,000
Team Capital Bank, 0.30%, 7/5/2012 (3)	11,180	11,180
Texas Capital Bank National Association, 0.30%, 7/5/2012 (3)	240,000	240,000
Touchmark National Bank, 0.30%, 7/5/2012 (3)	1,389	1,389
Town Bank, 0.30%, 7/5/2012 (3)	3	3
Transportation Alliance Bank Inc., 0.30%, 7/5/2012 (3)	8	8
Treynor State Bank, 0.30%, 7/5/2012 (3)	2,373	2,373
TriSummit Bank, 0.30%, 7/5/2012 (3)	2,280	2,280
U.S. Bank National Association, 0.30%, 7/5/2012 (3)	165	165
Uinta Bank, 0.30%, 7/5/2012 (3)	1,442	1,442

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
UMB Bank Arizona National Association, 0.30%, 7/5/2012 (3)	107	107
UMB Bank Colorado National Association, 0.30%, 7/5/2012 (3)	16	16
UMB Bank National Association, 0.30%, 7/5/2012 (3)	134	134
Umpqua Bank, 0.30%, 7/5/2012 (3)	81	81
Union Bank National Association, 0.30%, 7/5/2012 (3)	135	135
Union Bank of Mena, 0.30%, 7/5/2012 (3)	16	16
Union Center National Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
United Bank, 0.30%, 7/5/2012 (3)	2,152	2,152
United Bank, 0.30%, 7/5/2012 (3)	105	105
United Bank Inc., 0.30%, 7/5/2012 (3)	1,967	1,967
USNY Bank, 0.30%, 7/5/2012 (3)	666	666
Valley Bank, 0.30%, 7/5/2012 (3)	759	759
Valley National Bank, 0.30%, 7/5/2012 (3)	220,141	220,141
Valliance Bank, 0.30%, 7/5/2012 (3)	126	126
Veritex Community Bank National Association, 0.30%, 7/5/2012 (3)	43	43
Verus Bank of Commerce, 0.30%, 7/5/2012 (3)	3,444	3,444
Victory Bank, 0.30%, 7/5/2012 (3)	217	217
ViewPoint Bank National Association, 0.30%, 7/5/2012 (3)	5,278	5,278
Village Bank & Trust, 0.30%, 7/5/2012 (3)	8	8
Virginia Heritage Bank, 0.30%, 7/5/2012 (3)	3,297	3,297
Warren Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,088	1,088
Washington Trust Bank, 0.30%, 7/5/2012 (3)	1,405	1,405
Washington Trust Company of Westerly, 0.30%, 7/5/2012 (3)	152	152
Webster Bank National Association, 0.30%, 7/5/2012 (3)	104	104
Wells Fargo Bank National Association, 0.30%, 7/5/2012 (3)	238	238
West Town Savings Bank, 0.30%, 7/5/2012 (3)	16	16
Western Alliance Bank, 0.30%, 7/5/2012 (3)	53	53
Western National Bank, 0.30%, 7/5/2012 (3)	197	197
Wheaton Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Whidbey Island Bank, 0.30%, 7/5/2012 (3)	74	74
Wilmington Savings Fund Society FSB, 0.30%, 7/5/2012 (3)	4,324	4,324
Wilmington Trust National Association, 0.30%, 7/5/2012 (3)	108	108
Wisconsin Community Bank, 0.30%, 7/5/2012 (3)	42,621	42,621
Wolverine Bank Federal Savings Bank, 0.30%, 7/5/2012 (3)	4	4
Xenith Bank, 0.30%, 7/5/2012 (3)	3,914	3,914
Total Bank Obligations (Cost $5,004,521)		5,004,521

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Floating Rate Demand Notes — 2.0%
Caterpillar Financial Power Investment Floating Rate Demand Note, 0.60%, 7/1/2012 (4)	1,812,063	1,812,063
Total Floating Rate Demand Notes (Cost $1,812,063)		1,812,063

U.S. Government Obligations — 3.3%
U.S. Treasury Bill, 0.12%, due 9/6/2012 (5)	3,000,000	2,999,628
Total U.S. Government Obligations (Cost $2,999,340)		2,999,628
Total Investments — 99.1% (Cost $88,554,722 )(1)		90,214,945
Other Assets less Liabilities — 0.9%		803,850
Total Net Assets — 100.0%		91,018,795

Trustee Deferred Compensation (6)
The Flex-funds Aggressive Growth Fund	1,837	14,586
The Flex-funds Balanced Fund	940	9,127
The Flex-funds Dynamic Growth Fund	592	4,920
The Flex-funds Muirfield Fund	2,183	12,116
The Flex-funds Quantex Fund	1,193	27,081
The Flex-funds Utilities & Infrastructure Fund	210	4,958
Total Trustee Deferred Compensation (Cost $60,610)		72,788

The Dynamic Growth Fund
	Long Contracts	Unrealized Appreciation (Depreciation) ($)

Futures Contracts
Standard & Poors 500 expiring September 2012, notional value $29,501,700	87	824,760
Standard & Poors Mid Cap 400 E-Mini expiring September 2012, notional value $3,382,200	36	83,610
Total Futures Contracts	123	908,370

(1)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $418,568. Cost for federal income tax purposes of $88,973,290 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,205,934
Unrealized depreciation	(964,279)
Net unrealized appreciation (depreciation)	$1,241,655

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2012.

(3)
Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request. The maximum number of days from a redemption request to receiving the proceeds is nine days. Hence the Fund may not be able to receive its proceeds within seven days. As of June 30, 2012, illiquid securities represented 5.5% of Total Investments.

(4)	Floating rate security. The rate shown represents the rate in effect at June 30, 2012.

(5)	Pledged as collateral on futures contracts.

(6)	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Registered Investment Companies — 58.5%
Energy Select Sector SPDR Fund	20,425	1,355,607
Health Care Select Sector SPDR Fund	35,925	1,365,330
iShares Russell 1000 Growth Index Fund	35,000	2,213,050
iShares Russell 1000 Value Index Fund	19,475	1,328,584
iShares Russell 2000 Index Fund	8,450	672,282
Ivy Mid Cap Growth Fund	57,157	1,011,680
JPMorgan Disciplined Equity Fund	175,988	3,076,267
RS Technology Fund	91,651	1,701,046
SPDR S&P 500 ETF Trust	6,000	816,630
Wells Fargo Advantage Growth Fund	117,642	4,826,835
Total Registered Investment Companies (Cost $17,873,573)		18,367,311

Money Market Registered Investment Companies — 19.1%
The Flex-funds Money Market Fund - Institutional Class, 0.17% (2)	6,008,908	6,008,908
Total Money Market Registered Investment Companies (Cost $6,008,908)		6,008,908

Bank Obligations — 15.9%
Access National Bank, 0.30%, 7/5/2012 (3)	987	987
Allied Bank, 0.30%, 7/5/2012 (3)	434	434
Alma Bank, 0.30%, 7/5/2012 (3)	4,804	4,804
AloStar Bank of Commerce, 0.30%, 7/5/2012 (3)	3,797	3,797
Alpine Bank, 0.30%, 7/5/2012 (3)	3,060	3,060
Ameriana Bank, 0.30%, 7/5/2012 (3)	19	19
American Enterprise Bank of Florida, 0.30%, 7/5/2012 (3)	492	492
American Momentum Bank, 0.30%, 7/5/2012 (3)	5,694	5,694
American National Bank, 0.30%, 7/5/2012 (3)	2,277	2,277
American National Bank-Fox Cities, 0.30%, 7/5/2012 (3)	215	215
American Savings Bank F.S.B., 0.30%, 7/5/2012 (3)	16	16
American Savings Bank FSB, 0.30%, 7/5/2012 (3)	155	155
Americas United Bank, 0.30%, 7/5/2012 (3)	1,306	1,306
AmFirst Bank N.A., 0.30%, 7/5/2012 (3)	38	38
Anthem Bank & Trust, 0.30%, 7/5/2012 (3)	873	873
Arizona Bank & Trust, 0.30%, 7/5/2012 (3)	4,192	4,192
Arvest Bank, 0.30%, 7/5/2012 (3)	220	220
Austin Bank of Chicago, 0.30%, 7/5/2012 (3)	869	869
Avidia Bank, 0.30%, 7/5/2012 (3)	4,192	4,192
Bancorp Bank, 0.30%, 7/5/2012 (3)	10,749	10,749
Bank Hapoalim B.M., 0.30%, 7/5/2012 (3)	1,511	1,511
Bank Leumi USA, 0.30%, 7/5/2012 (3)	240,000	240,000
Bank of America National Association, 0.30%, 7/5/2012 (3)	448	448
Bank of Augusta, 0.30%, 7/5/2012 (3)	917	917
Bank of Cadiz and Trust Company, 0.30%, 7/5/2012 (3)	1,055	1,055

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Bank of Cave City, 0.30%, 7/5/2012 (3)	437	437
Bank of England, 0.30%, 7/5/2012 (3)	1,867	1,867
Bank of Fayetteville, 0.30%, 7/5/2012 (3)	436	436
Bank of Hawaii, 0.30%, 7/5/2012 (3)	4,983	4,983
Bank of Houston, 0.30%, 7/5/2012 (3)	2,661	2,661
Bank of Jackson Hole, 0.30%, 7/5/2012 (3)	442	442
Bank of Manhattan N.A., 0.30%, 7/5/2012 (3)	1,665	1,665
Bank of Marin, 0.30%, 7/5/2012 (3)	218	218
Bank of Missouri, 0.30%, 7/5/2012 (3)	4,968	4,968
Bank of Princeton, 0.30%, 7/5/2012 (3)	651	651
Bank of the Ozarks, 0.30%, 7/5/2012 (3)	108	108
Bank of the Panhandle, 0.30%, 7/5/2012 (3)	1,062	1,062
Bank of the West, 0.30%, 7/5/2012 (3)	13,559	13,559
Bar Harbor Bank & Trust, 0.30%, 7/5/2012 (3)	869	869
Belmont Savings Bank, 0.30%, 7/5/2012 (3)	4,601	4,601
Benchmark Bank, 0.30%, 7/5/2012 (3)	3	3
Benefit Bank, 0.30%, 7/5/2012 (3)	1,345	1,345
Berkshire Bank, 0.30%, 7/5/2012 (3)	6,256	6,256
Beverly Bank & Trust Company National Associa, 0.30%, 7/5/2012 (3)	30	30
Biltmore Bank of Arizona, 0.30%, 7/5/2012 (3)	2,408	2,408
BMO Harris Bank National Association, 0.30%, 7/5/2012 (3)	2,493	2,493
BOKF National Association, 0.30%, 7/5/2012 (3)	5,969	5,969
Boone Bank & Trust Co., 0.30%, 7/5/2012 (3)	1,220	1,220
Boston Private Bank & Trust Company, 0.30%, 7/5/2012 (3)	2,184	2,184
Branch Banking and Trust Company, 0.30%, 7/5/2012 (3)	1,980	1,980
Brookhaven Bank, 0.30%, 7/5/2012 (3)	250	250
Business Bank, 0.30%, 7/5/2012 (3)	1,431	1,431
Business Bank, 0.30%, 7/5/2012 (3)	462	462
Business Bank of Saint Louis, 0.30%, 7/5/2012 (3)	2,094	2,094
Business First Bank, 0.30%, 7/5/2012 (3)	2,092	2,092
Cache Valley Bank, 0.30%, 7/5/2012 (3)	3,057	3,057
Cadence Bank N.A., 0.30%, 7/5/2012 (3)	209,741	209,741
California Bank & Trust, 0.30%, 7/5/2012 (3)	87	87
Capital Bank, 0.30%, 7/5/2012 (3)	1,156	1,156
Capital One National Association, 0.30%, 7/5/2012 (3)	157,954	157,954
CapitalMark Bank & Trust, 0.30%, 7/5/2012 (3)	2,903	2,903
CapStar Bank, 0.30%, 7/5/2012 (3)	11,181	11,181
CapStone Bank, 0.30%, 7/5/2012 (3)	2,126	2,126
Cardinal Bank, 0.30%, 7/5/2012 (3)	4,028	4,028
Carolina Alliance Bank, 0.30%, 7/5/2012 (3)	115	115
Carver Federal Savings Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
Cathay Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Celtic Bank, 0.30%, 7/5/2012 (3)	2,441	2,441
Centennial Bank, 0.30%, 7/5/2012 (3)	466	466

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Centra Bank Inc., 0.30%, 7/5/2012 (3)	2,084	2,084
Central Bank, 0.30%, 7/5/2012 (3)	695	695
Central Bank Illinois, 0.30%, 7/5/2012 (3)	32	32
Central Bank of Kansas City, 0.30%, 7/5/2012 (3)	38	38
CheckSpring Bank, 0.30%, 7/5/2012 (3)	23	23
Chemical Bank, 0.30%, 7/5/2012 (3)	399	399
Chickasha Bank & Trust Company, 0.30%, 7/5/2012 (3)	442	442
Citizens Bank & Trust Company, 0.30%, 7/5/2012 (3)	3,770	3,770
Citizens Bank of Pennsylvania, 0.30%, 7/5/2012 (3)	133	133
Citizens National Bank, 0.30%, 7/5/2012 (3)	212	212
Citizens National Bank of Bluffton, 0.30%, 7/5/2012 (3)	446	446
City First Bank of D.C. National Association, 0.30%, 7/5/2012 (3)	1,597	1,597
City National Bank, 0.30%, 7/5/2012 (3)	271	271
City National Bank of Sulphur Springs, 0.30%, 7/5/2012 (3)	146	146
City National Bank of Taylor, 0.30%, 7/5/2012 (3)	970	970
Cole Taylor Bank, 0.30%, 7/5/2012 (3)	79,682	79,682
Collin Bank, 0.30%, 7/5/2012 (3)	1,135	1,135
Columbia State Bank, 0.30%, 7/5/2012 (3)	3,884	3,884
Comerica Bank, 0.30%, 7/5/2012 (3)	4,837	4,837
Commencement Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Commerce Bank & Trust Company, 0.30%, 7/5/2012 (3)	6,820	6,820
Commerce National Bank, 0.30%, 7/5/2012 (3)	81	81
Community Bank & Trust, 0.30%, 7/5/2012 (3)	2,970	2,970
Community Bank of Oelwein, 0.30%, 7/5/2012 (3)	907	907
Community Bank of Santa Maria, 0.30%, 7/5/2012 (3)	103	103
Community Bank of the Bay, 0.30%, 7/5/2012 (3)	167	167
Community Mutual Savings Bank, 0.30%, 7/5/2012 (3)	1,168	1,168
Community Trust Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Compass Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Congaree State Bank, 0.30%, 7/5/2012 (3)	1,252	1,252
Congressional Bank, 0.30%, 7/5/2012 (3)	1,356	1,356
Cooper State Bank, 0.30%, 7/5/2012 (3)	431	431
Crescent State Bank, 0.30%, 7/5/2012 (3)	2,140	2,140
Crystal Lake Bank and Trust Company N.A., 0.30%, 7/5/2012 (3)	1	1
Delta Trust & Bank, 0.30%, 7/5/2012 (3)	4,330	4,330
DeWitt Bank & Trust Company, 0.30%, 7/5/2012 (3)	322	322
Diamond Bank, 0.30%, 7/5/2012 (3)	3,222	3,222
DMB Community Bank, 0.30%, 7/5/2012 (3)	3,070	3,070

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Dollar Bank Federal Savings Bank, 0.30%, 7/5/2012 (3)	1,095	1,095
Dubuque Bank & Trust Company, 0.30%, 7/5/2012 (3)	431	431
Eagle Bank and Trust Company, 0.30%, 7/5/2012 (3)	1,118	1,118
EagleBank, 0.30%, 7/5/2012 (3)	240,000	240,000
East River Bank, 0.30%, 7/5/2012 (3)	115	115
East West Bank, 0.30%, 7/5/2012 (3)	240,511	240,511
Empire National Bank, 0.30%, 7/5/2012 (3)	434	434
Encore Bank National Association, 0.30%, 7/5/2012 (3)	319	319
Encore National Bank, 0.30%, 7/5/2012 (3)	125	125
Enterprise Bank & Trust, 0.30%, 7/5/2012 (3)	7,692	7,692
Equity Bank A National Association, 0.30%, 7/5/2012 (3)	994	994
Exchange Bank & Trust Company, 0.30%, 7/5/2012 (3)	2,303	2,303
Exchange State Bank, 0.30%, 7/5/2012 (3)	433	433
Fannin Bank, 0.30%, 7/5/2012 (3)	1	1
Farmers & Merchants Bank of Long Beach, 0.30%, 7/5/2012 (3)	69	69
Farmers & Merchants State Bank, 0.30%, 7/5/2012 (3)	124	124
Farmers and Merchants State Bank of Blooming , 0.30%, 7/5/2012 (3)	839	839
Farmers Bank, 0.30%, 7/5/2012 (3)	135	135
Farmers Exchange Bank, 0.30%, 7/5/2012 (3)	1,580	1,580
Farmers State Bank, 0.30%, 7/5/2012 (3)	1	1
Fidelity Bank, 0.30%, 7/5/2012 (3)	2,975	2,975
Fifth Third Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
First Bank & Trust, 0.30%, 7/5/2012 (3)	2	2
First Bank Financial Centre, 0.30%, 7/5/2012 (3)	103	103
First Choice Bank, 0.30%, 7/5/2012 (3)	1,929	1,929
First Commercial Bank, 0.30%, 7/5/2012 (3)	102	102
First Commercial Bank, 0.30%, 7/5/2012 (3)	853	853
First Community Bank, 0.30%, 7/5/2012 (3)	2,057	2,057
First County Bank, 0.30%, 7/5/2012 (3)	5,903	5,903
First Federal Bank, 0.30%, 7/5/2012 (3)	1,589	1,589
First Foundation Bank, 0.30%, 7/5/2012 (3)	11,657	11,657
First International Bank & Trust, 0.30%, 7/5/2012 (3)	136	136
First Internet Bank of Indiana, 0.30%, 7/5/2012 (3)	4,820	4,820
First Interstate Bank, 0.30%, 7/5/2012 (3)	80	80
First N.A., 0.30%, 7/5/2012 (3)	1,858	1,858
First National Bank, 0.30%, 7/5/2012 (3)	4,171	4,171
First National Bank, 0.30%, 7/5/2012 (3)	104	104
First National Bank - Fox Valley, 0.30%, 7/5/2012 (3)	147	147
First National Bank in Green Forest, 0.30%, 7/5/2012 (3)	221	221
First National Bank in Sioux Falls, 0.30%, 7/5/2012 (3)	102	102

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
First National Bank of America, 0.30%, 7/5/2012 (3)	111	111
First National Bank of Fort Smith, 0.30%, 7/5/2012 (3)	164	164
First National Bank of Long Island, 0.30%, 7/5/2012 (3)	10,706	10,706
First National Bank of Omaha, 0.30%, 7/5/2012 (3)	70	70
First National Bank of Santa Fe, 0.30%, 7/5/2012 (3)	2,406	2,406
First Premier Bank, 0.30%, 7/5/2012 (3)	3,221	3,221
First Security Bank, 0.30%, 7/5/2012 (3)	8,935	8,935
First Security Bank & Trust Company, 0.30%, 7/5/2012 (3)	11	11
First State Bank, 0.30%, 7/5/2012 (3)	875	875
First State Bank, 0.30%, 7/5/2012 (3)	40	40
First State Bank of DeQueen, 0.30%, 7/5/2012 (3)	924	924
First State Bank of Northwest Arkansas, 0.30%, 7/5/2012 (3)	626	626
First Trade Union Bank, 0.30%, 7/5/2012 (3)	167	167
First Utah Bank, 0.30%, 7/5/2012 (3)	107	107
First Virginia Community Bank, 0.30%, 7/5/2012 (3)	892	892
First Western Bank, 0.30%, 7/5/2012 (3)	9	9
First-Citizens Bank & Trust Company, 0.30%, 7/5/2012 (3)	10,582	10,582
FirstAtlantic Bank, 0.30%, 7/5/2012 (3)	104	104
FirstBank, 0.30%, 7/5/2012 (3)	1,326	1,326
FirstBank Puerto Rico, 0.30%, 7/5/2012 (3)	240,000	240,000
FirstMerit Bank National Association, 0.30%, 7/5/2012 (3)	218	218
Flagship Community Bank, 0.30%, 7/5/2012 (3)	102	102
Flatirons Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Florida Business Bank, 0.30%, 7/5/2012 (3)	434	434
Florida Parishes Bank, 0.30%, 7/5/2012 (3)	87	87
Forrest City Bank NA, 0.30%, 7/5/2012 (3)	213	213
Fortune Bank, 0.30%, 7/5/2012 (3)	1,402	1,402
Fox Chase Bank, 0.30%, 7/5/2012 (3)	893	893
Franklin Synergy Bank, 0.30%, 7/5/2012 (3)	3,885	3,885
Frost National Bank, 0.30%, 7/5/2012 (3)	131	131
Genesee Regional Bank, 0.30%, 7/5/2012 (3)	3,091	3,091
Georgia Bank & Trust Company of Augusta, 0.30%, 7/5/2012 (3)	2,347	2,347
Georgia Banking Company, 0.30%, 7/5/2012 (3)	1,407	1,407
German American Bancorp, 0.30%, 7/5/2012 (3)	651	651
Glacier Bank, 0.30%, 7/5/2012 (3)	7,385	7,385
Glens Falls National Bank and Trust Company, 0.30%, 7/5/2012 (3)	32	32
Golden Pacific Bank National Association, 0.30%, 7/5/2012 (3)	102	102
Gotham Bank of New York, 0.30%, 7/5/2012 (3)	1,903	1,903

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Grand Savings Bank, 0.30%, 7/5/2012 (3)	1,095	1,095
Grand Valley Bank, 0.30%, 7/5/2012 (3)	431	431
Green Bank National Association, 0.30%, 7/5/2012 (3)	2,381	2,381
Guaranty Bank, 0.30%, 7/5/2012 (3)	1,335	1,335
Guaranty Bond Bank, 0.30%, 7/5/2012 (3)	18,610	18,610
GulfShore Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Happy State Bank, 0.30%, 7/5/2012 (3)	136	136
Heartland Bank, 0.30%, 7/5/2012 (3)	16	16
Heartland Bank, 0.30%, 7/5/2012 (3)	8	8
Helena National Bank, 0.30%, 7/5/2012 (3)	776	776
Heritage Oaks Bank, 0.30%, 7/5/2012 (3)	4,623	4,623
Hingham Institution for Savings, 0.30%, 7/5/2012 (3)	4,192	4,192
Home Federal Bank, 0.30%, 7/5/2012 (3)	1,409	1,409
Horizon Bank National Association, 0.30%, 7/5/2012 (3)	143	143
Hyperion Bank, 0.30%, 7/5/2012 (3)	221	221
IBERIABANK, 0.30%, 7/5/2012 (3)	240,000	240,000
Icon Bank of Texas National Association, 0.30%, 7/5/2012 (3)	300	300
Independence Bank, 0.30%, 7/5/2012 (3)	69	69
Independent Bank of Texas, 0.30%, 7/5/2012 (3)	104	104
Inland Bank and Trust, 0.30%, 7/5/2012 (3)	19	19
Integrity Bank, 0.30%, 7/5/2012 (3)	888	888
Investors Community Bank, 0.30%, 7/5/2012 (3)	434	434
Isabella Bank, 0.30%, 7/5/2012 (3)	113	113
Israel Discount Bank of New York, 0.30%, 7/5/2012 (3)	240,000	240,000
JPMorgan Chase Bank National Association, 0.30%, 7/5/2012 (3)	68	68
Kaiser Federal Bank, 0.30%, 7/5/2012 (3)	433	433
Katahdin Trust Company, 0.30%, 7/5/2012 (3)	2,338	2,338
KeyBank National Association, 0.30%, 7/5/2012 (3)	1,679	1,679
KeySource Commercial Bank, 0.30%, 7/5/2012 (3)	150	150
Lake Forest Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Lake National Bank, 0.30%, 7/5/2012 (3)	8	8
Landmark Community Bank, 0.30%, 7/5/2012 (3)	873	873
Landmark National Bank, 0.30%, 7/5/2012 (3)	228	228
Leader Bank National Association, 0.30%, 7/5/2012 (3)	1,031	1,031
Legacy Bank, 0.30%, 7/5/2012 (3)	103	103
Legacy National Bank, 0.30%, 7/5/2012 (3)	438	438
LegacyTexas Bank, 0.30%, 7/5/2012 (3)	8	8
Level One Bank, 0.30%, 7/5/2012 (3)	2,638	2,638
Lewis & Clark Bank, 0.30%, 7/5/2012 (3)	432	432
Libertad Bank SSB, 0.30%, 7/5/2012 (3)	400	400
Liberty Bank, 0.30%, 7/5/2012 (3)	3,419	3,419

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Liberty Bank, 0.30%, 7/5/2012 (3)	430	430
Liberty Bank National Association, 0.30%, 7/5/2012 (3)	1	1
Liberty Bank of Arkansas, 0.30%, 7/5/2012 (3)	3,955	3,955
Libertyville Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Lifestore Bank, 0.30%, 7/5/2012 (3)	104	104
Lone Star National Bank, 0.30%, 7/5/2012 (3)	4,878	4,878
MainStreet Bank, 0.30%, 7/5/2012 (3)	2,352	2,352
Manufacturers Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
MB Financial Bank N.A., 0.30%, 7/5/2012 (3)	137	137
mBank, 0.30%, 7/5/2012 (3)	984	984
Mercantil Commercebank National Association, 0.30%, 7/5/2012 (3)	542	542
Mercantile Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,840	1,840
Mercantile Bank of Michigan, 0.30%, 7/5/2012 (3)	5,175	5,175
Merchants & Farmers Bank, 0.30%, 7/5/2012 (3)	213	213
Merchants Bank, 0.30%, 7/5/2012 (3)	53	53
Meridian Bank, 0.30%, 7/5/2012 (3)	272	272
Metropolitan Capital Bank & Trust, 0.30%, 7/5/2012 (3)	1,911	1,911
Metropolitan National Bank, 0.30%, 7/5/2012 (3)	12,123	12,123
Midwest Regional Bank, 0.30%, 7/5/2012 (3)	51	51
Mifflin County Savings Bank, 0.30%, 7/5/2012 (3)	212	212
MileStone Bank, 0.30%, 7/5/2012 (3)	651	651
Miners Bank, 0.30%, 7/5/2012 (3)	873	873
Minnesota Bank & Trust, 0.30%, 7/5/2012 (3)	1,838	1,838
Morris Bank, 0.30%, 7/5/2012 (3)	161	161
National Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,134	1,134
National Bank of California, 0.30%, 7/5/2012 (3)	41	41
Needham Bank, 0.30%, 7/5/2012 (3)	3,036	3,036
New Mexico Bank & Trust, 0.30%, 7/5/2012 (3)	1,506	1,506
Newburyport Five Cents Savings Bank, 0.30%, 7/5/2012 (3)	19	19
NOA Bank, 0.30%, 7/5/2012 (3)	130	130
Noah Bank, 0.30%, 7/5/2012 (3)	774	774
North Jersey Community Bank, 0.30%, 7/5/2012 (3)	2,188	2,188
North Shore Community Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Northbrook Bank & Trust Company, 0.30%, 7/5/2012 (3)	9	9
Northern Bank & Trust Company, 0.30%, 7/5/2012 (3)	4,789	4,789
Nuvo Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,356	1,356

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Oak View National Bank, 0.30%, 7/5/2012 (3)	211	211
Oasis Bank SSB, 0.30%, 7/5/2012 (3)	28	28
OceanFirst Bank, 0.30%, 7/5/2012 (3)	103	103
Ohio Commerce Bank, 0.30%, 7/5/2012 (3)	473	473
Old Plank Trail Community Bank National Assoc, 0.30%, 7/5/2012 (3)	46	46
One Bank & Trust National Association, 0.30%, 7/5/2012 (3)	212	212
OneWest Bank FSB, 0.30%, 7/5/2012 (3)	3,047	3,047
Ossian State Bank, 0.30%, 7/5/2012 (3)	81	81
Pacific Commerce Bank, 0.30%, 7/5/2012 (3)	2,502	2,502
Pacific Enterprise Bank, 0.30%, 7/5/2012 (3)	2,855	2,855
Paragon Commercial Bank, 0.30%, 7/5/2012 (3)	9,584	9,584
Parkside Financial Bank & Trust, 0.30%, 7/5/2012 (3)	1,326	1,326
Peapack-Gladstone Bank, 0.30%, 7/5/2012 (3)	1	1
Pegasus Bank, 0.30%, 7/5/2012 (3)	318	318
Peoples Bank National Association, 0.30%, 7/5/2012 (3)	116	116
Peoples Bank of Commerce, 0.30%, 7/5/2012 (3)	870	870
Peoples Community Bank, 0.30%, 7/5/2012 (3)	1,287	1,287
Peoples United Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Petit Jean State Bank, 0.30%, 7/5/2012 (3)	766	766
Pine Bluff National Bank, 0.30%, 7/5/2012 (3)	547	547
Plaza Bank, 0.30%, 7/5/2012 (3)	104	104
PNC Bank National Association, 0.30%, 7/5/2012 (3)	2,029	2,029
Post Oak Bank N.A., 0.30%, 7/5/2012 (3)	434	434
Premier Bank, 0.30%, 7/5/2012 (3)	2,347	2,347
Premier Bank, 0.30%, 7/5/2012 (3)	1,127	1,127
PrinsBank, 0.30%, 7/5/2012 (3)	542	542
Private Bank Minnesota, 0.30%, 7/5/2012 (3)	1,330	1,330
ProAmérica Bank, 0.30%, 7/5/2012 (3)	2,343	2,343
Professional Business Bank, 0.30%, 7/5/2012 (3)	434	434
Progress Bank and Trust, 0.30%, 7/5/2012 (3)	441	441
Quad City Bank and Trust Company, 0.30%, 7/5/2012 (3)	4,938	4,938
Quontic Bank, 0.30%, 7/5/2012 (3)	102	102
RBS Citizens National Association, 0.30%, 7/5/2012 (3)	147	147
Regent Bank, 0.30%, 7/5/2012 (3)	107	107
Regions Bank, 0.30%, 7/5/2012 (3)	11,552	11,552
Renasant Bank, 0.30%, 7/5/2012 (3)	4,106	4,106
Republic Bank, 0.30%, 7/5/2012 (3)	435	435
Republic Bank & Trust, 0.30%, 7/5/2012 (3)	257	257
Republic Bank & Trust Company, 0.30%, 7/5/2012 (3)	103	103
River Community Bank N.A., 0.30%, 7/5/2012 (3)	1,020	1,020

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
RiverBend Bank, 0.30%, 7/5/2012 (3)	21	21
Riverside Bank, 0.30%, 7/5/2012 (3)	132	132
Riverview Bank, 0.30%, 7/5/2012 (3)	869	869
Rockland Trust Company, 0.30%, 7/5/2012 (3)	5,732	5,732
RSNB Bank, 0.30%, 7/5/2012 (3)	1,628	1,628
Saratoga National Bank & Trust Company, 0.30%, 7/5/2012 (3)	32	32
Sauk Valley Bank & Trust Company, 0.30%, 7/5/2012 (3)	4	4
Savings Institute Bank and Trust Company, 0.30%, 7/5/2012 (3)	651	651
Schaumburg Bank & Trust Company National Asso, 0.30%, 7/5/2012 (3)	1	1
Seaside National Bank & Trust, 0.30%, 7/5/2012 (3)	9,132	9,132
Seaway Bank and Trust Company, 0.30%, 7/5/2012 (3)	2,334	2,334
Security First Bank, 0.30%, 7/5/2012 (3)	16	16
SharePlus Federal Bank, 0.30%, 7/5/2012 (3)	176	176
Signature Bank, 0.30%, 7/5/2012 (3)	1,014	1,014
Signature Bank, 0.30%, 7/5/2012 (3)	199,340	199,340
Signature Bank National Association, 0.30%, 7/5/2012 (3)	112	112
Solera National Bank, 0.30%, 7/5/2012 (3)	476	476
Southern Bancorp Bank, 0.30%, 7/5/2012 (3)	75	75
Southern Bank, 0.30%, 7/5/2012 (3)	10	10
Southwest Bank, 0.30%, 7/5/2012 (3)	2,434	2,434
Sovereign Bank National Association, 0.30%, 7/5/2012 (3)	240,000	240,000
St. Charles Bank & Trust Company, 0.30%, 7/5/2012 (3)	146	146
State Bank and Trust Company, 0.30%, 7/5/2012 (3)	265	265
State Bank of the Lakes, 0.30%, 7/5/2012 (3)	1	1
Sterling National Bank, 0.30%, 7/5/2012 (3)	34,411	34,411
Sturdy Savings Bank, 0.30%, 7/5/2012 (3)	103	103
Summit Bank, 0.30%, 7/5/2012 (3)	393	393
Summit Bank & Trust, 0.30%, 7/5/2012 (3)	1,904	1,904
Summit Community Bank Inc., 0.30%, 7/5/2012 (3)	448	448
TD Bank N.A., 0.30%, 7/5/2012 (3)	240,000	240,000
Team Capital Bank, 0.30%, 7/5/2012 (3)	11,180	11,180
Texas Capital Bank National Association, 0.30%, 7/5/2012 (3)	240,000	240,000
Touchmark National Bank, 0.30%, 7/5/2012 (3)	1,389	1,389
Town Bank, 0.30%, 7/5/2012 (3)	3	3
Transportation Alliance Bank Inc., 0.30%, 7/5/2012 (3)	8	8
Treynor State Bank, 0.30%, 7/5/2012 (3)	2,373	2,373
TriSummit Bank, 0.30%, 7/5/2012 (3)	2,280	2,280
U.S. Bank National Association, 0.30%, 7/5/2012 (3)	165	165
Uinta Bank, 0.30%, 7/5/2012 (3)	1,442	1,442

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
UMB Bank Arizona National Association, 0.30%, 7/5/2012 (3)	107	107
UMB Bank Colorado National Association, 0.30%, 7/5/2012 (3)	16	16
UMB Bank National Association, 0.30%, 7/5/2012 (3)	134	134
Umpqua Bank, 0.30%, 7/5/2012 (3)	81	81
Union Bank National Association, 0.30%, 7/5/2012 (3)	135	135
Union Bank of Mena, 0.30%, 7/5/2012 (3)	16	16
Union Center National Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
United Bank, 0.30%, 7/5/2012 (3)	2,152	2,152
United Bank, 0.30%, 7/5/2012 (3)	105	105
United Bank Inc., 0.30%, 7/5/2012 (3)	1,967	1,967
USNY Bank, 0.30%, 7/5/2012 (3)	666	666
Valley Bank, 0.30%, 7/5/2012 (3)	759	759
Valley National Bank, 0.30%, 7/5/2012 (3)	220,141	220,141
Valliance Bank, 0.30%, 7/5/2012 (3)	126	126
Veritex Community Bank National Association, 0.30%, 7/5/2012 (3)	43	43
Verus Bank of Commerce, 0.30%, 7/5/2012 (3)	3,444	3,444
Victory Bank, 0.30%, 7/5/2012 (3)	217	217
ViewPoint Bank National Association, 0.30%, 7/5/2012 (3)	5,278	5,278
Village Bank & Trust, 0.30%, 7/5/2012 (3)	8	8
Virginia Heritage Bank, 0.30%, 7/5/2012 (3)	3,297	3,297
Warren Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,088	1,088
Washington Trust Bank, 0.30%, 7/5/2012 (3)	1,405	1,405
Washington Trust Company of Westerly, 0.30%, 7/5/2012 (3)	152	152
Webster Bank National Association, 0.30%, 7/5/2012 (3)	104	104
Wells Fargo Bank National Association, 0.30%, 7/5/2012 (3)	238	238
West Town Savings Bank, 0.30%, 7/5/2012 (3)	16	16
Western Alliance Bank, 0.30%, 7/5/2012 (3)	53	53
Western National Bank, 0.30%, 7/5/2012 (3)	197	197
Wheaton Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Whidbey Island Bank, 0.30%, 7/5/2012 (3)	74	74
Wilmington Savings Fund Society FSB, 0.30%, 7/5/2012 (3)	4,324	4,324
Wilmington Trust National Association, 0.30%, 7/5/2012 (3)	108	108
Wisconsin Community Bank, 0.30%, 7/5/2012 (3)	42,621	42,621
Wolverine Bank Federal Savings Bank, 0.30%, 7/5/2012 (3)	4	4
Xenith Bank, 0.30%, 7/5/2012 (3)	3,914	3,914
Total Bank Obligations (Cost $5,004,521)		5,004,521

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Floating Rate Demand Notes — 0.6%
Caterpillar Financial Power Investment Floating Rate Demand Note, 0.60%, 7/1/2012 (4)	200,669	200,669
Total Floating Rate Demand Notes (Cost $200,669)		200,669

U.S. Government Obligations — 4.8%
U.S. Treasury Bill, 0.12%, due 9/6/2012 (5)	1,500,000	1,499,814
Total U.S. Government Obligations (Cost $1,499,670)		1,499,814
Total Investments — 99.0% (Cost $30,587,341 )(1)		31,081,223
Other Assets less Liabilities — 1.0%		314,768
Total Net Assets — 100.0%		31,395,991

Trustee Deferred Compensation (6)
The Flex-funds Aggressive Growth Fund	991	7,869
The Flex-funds Balanced Fund	519	5,039
The Flex-funds Dynamic Growth Fund	316	2,626
The Flex-funds Muirfield Fund	1,306	7,248
The Flex-funds Quantex Fund	753	17,093
The Flex-funds Utilities & Infrastructure Fund	113	2,668
Total Trustee Deferred Compensation (Cost $35,992)		42,543
The Aggressive Growth Fund
	Long Contracts	Unrealized Appreciation (Depreciation) ($)

Futures Contracts
Standard & Poors 500 expiring September 2012, notional value $10,851,200	32	303,360
Standard & Poors Mid Cap 400 E-Mini expiring September 2012, notional value $1,409,250	15	34,838
Total Futures Contracts	47	338,198

(1)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $368,788. Cost for federal income tax purposes of $30,956,129 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$784,228
Unrealized depreciation	(659,134)
Net unrealized appreciation (depreciation)	$125,094

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2012.

(3)
Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request. The maximum number of days from a redemption request to receiving the proceeds is nine days. Hence the Fund may not be able to receive its proceeds within seven days. As of June 30, 2012, illiquid securities represented 16.1% of Total Investments.

(4)	Floating rate security. The rate shown represents the rate in effect at June 30, 2012.

(5)	Pledged as collateral on futures contracts.

(6)	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Registered Investment Companies — 67.1%
Consumer Staples Select Sector SPDR Fund	34,775	1,209,127
DoubleLine Total Return Bond Fund	494,914	5,533,135
Energy Select Sector SPDR Fund	26,925	1,787,012
Federated Bond Fund	757,156	7,117,269
Health Care Select Sector SPDR Fund	74,900	2,846,575
iShares iBoxx $ Investment Grade Corporate Bond Fund	51,975	6,111,740
iShares Russell 1000 Growth Index Fund	46,300	2,927,549
iShares Russell 1000 Value Index Fund	57,725	3,937,999
Ivy Mid Cap Growth Fund	66,591	1,178,655
JPMorgan Disciplined Equity Fund	296,165	5,176,965
PowerShares QQQ Trust	55,625	3,568,900
SPDR Dow Jones Industrial Average ETF Trust	24,300	3,121,335
Vanguard Equity Income Fund	68,494	3,330,166
Vanguard Intermediate-Term Corporate Bond ETF	71,400	6,083,994
Wells Fargo Advantage Growth Fund	150,235	6,164,136
Total Registered Investment Companies (Cost $58,756,537)		60,094,557

Money Market Registered Investment Companies — 18.4%
The Flex-funds Money Market Fund - Institutional Class, 0.17% (2)	16,463,885	16,463,885
Total Money Market Registered Investment Companies (Cost $16,463,885)		16,463,885

Bank Obligations — 5.6%
Access National Bank, 0.30%, 7/5/2012 (3)	987	987
Allied Bank, 0.30%, 7/5/2012 (3)	434	434
Alma Bank, 0.30%, 7/5/2012 (3)	4,804	4,804
AloStar Bank of Commerce, 0.30%, 7/5/2012 (3)	3,797	3,797
Alpine Bank, 0.30%, 7/5/2012 (3)	3,060	3,060
Ameriana Bank, 0.30%, 7/5/2012 (3)	19	19
American Enterprise Bank of Florida, 0.30%, 7/5/2012 (3)	492	492
American Momentum Bank, 0.30%, 7/5/2012 (3)	5,694	5,694
American National Bank, 0.30%, 7/5/2012 (3)	2,277	2,277
American National Bank-Fox Cities, 0.30%, 7/5/2012 (3)	215	215
American Savings Bank F.S.B., 0.30%, 7/5/2012 (3)	16	16
American Savings Bank FSB, 0.30%, 7/5/2012 (3)	155	155
Americas United Bank, 0.30%, 7/5/2012 (3)	1,306	1,306
AmFirst Bank N.A., 0.30%, 7/5/2012 (3)	38	38
Anthem Bank & Trust, 0.30%, 7/5/2012 (3)	873	873
Arizona Bank & Trust, 0.30%, 7/5/2012 (3)	4,192	4,192
Arvest Bank, 0.30%, 7/5/2012 (3)	220	220
Austin Bank of Chicago, 0.30%, 7/5/2012 (3)	869	869
Avidia Bank, 0.30%, 7/5/2012 (3)	4,192	4,192

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Bancorp Bank, 0.30%, 7/5/2012 (3)	10,749	10,749
Bank Hapoalim B.M., 0.30%, 7/5/2012 (3)	1,511	1,511
Bank Leumi USA, 0.30%, 7/5/2012 (3)	240,000	240,000
Bank of America National Association, 0.30%, 7/5/2012 (3)	448	448
Bank of Augusta, 0.30%, 7/5/2012 (3)	917	917
Bank of Cadiz and Trust Company, 0.30%, 7/5/2012 (3)	1,055	1,055
Bank of Cave City, 0.30%, 7/5/2012 (3)	437	437
Bank of England, 0.30%, 7/5/2012 (3)	1,867	1,867
Bank of Fayetteville, 0.30%, 7/5/2012 (3)	436	436
Bank of Hawaii, 0.30%, 7/5/2012 (3)	4,983	4,983
Bank of Houston, 0.30%, 7/5/2012 (3)	2,661	2,661
Bank of Jackson Hole, 0.30%, 7/5/2012 (3)	442	442
Bank of Manhattan N.A., 0.30%, 7/5/2012 (3)	1,665	1,665
Bank of Marin, 0.30%, 7/5/2012 (3)	218	218
Bank of Missouri, 0.30%, 7/5/2012 (3)	4,968	4,968
Bank of Princeton, 0.30%, 7/5/2012 (3)	651	651
Bank of the Ozarks, 0.30%, 7/5/2012 (3)	108	108
Bank of the Panhandle, 0.30%, 7/5/2012 (3)	1,062	1,062
Bank of the West, 0.30%, 7/5/2012 (3)	13,559	13,559
Bar Harbor Bank & Trust, 0.30%, 7/5/2012 (3)	869	869
Belmont Savings Bank, 0.30%, 7/5/2012 (3)	4,601	4,601
Benchmark Bank, 0.30%, 7/5/2012 (3)	3	3
Benefit Bank, 0.30%, 7/5/2012 (3)	1,345	1,345
Berkshire Bank, 0.30%, 7/5/2012 (3)	6,256	6,256
Beverly Bank & Trust Company National Associa, 0.30%, 7/5/2012 (3)	30	30
Biltmore Bank of Arizona, 0.30%, 7/5/2012 (3)	2,408	2,408
BMO Harris Bank National Association, 0.30%, 7/5/2012 (3)	2,493	2,493
BOKF National Association, 0.30%, 7/5/2012 (3)	5,969	5,969
Boone Bank & Trust Co., 0.30%, 7/5/2012 (3)	1,220	1,220
Boston Private Bank & Trust Company, 0.30%, 7/5/2012 (3)	2,184	2,184
Branch Banking and Trust Company, 0.30%, 7/5/2012 (3)	1,980	1,980
Brookhaven Bank, 0.30%, 7/5/2012 (3)	250	250
Business Bank, 0.30%, 7/5/2012 (3)	1,431	1,431
Business Bank, 0.30%, 7/5/2012 (3)	462	462
Business Bank of Saint Louis, 0.30%, 7/5/2012 (3)	2,094	2,094
Business First Bank, 0.30%, 7/5/2012 (3)	2,092	2,092
Cache Valley Bank, 0.30%, 7/5/2012 (3)	3,057	3,057
Cadence Bank N.A., 0.30%, 7/5/2012 (3)	209,741	209,741
California Bank & Trust, 0.30%, 7/5/2012 (3)	87	87
Capital Bank, 0.30%, 7/5/2012 (3)	1,156	1,156
Capital One National Association, 0.30%, 7/5/2012 (3)	157,954	157,954
CapitalMark Bank & Trust, 0.30%, 7/5/2012 (3)	2,903	2,903
CapStar Bank, 0.30%, 7/5/2012 (3)	11,181	11,181

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
CapStone Bank, 0.30%, 7/5/2012 (3)	2,126	2,126
Cardinal Bank, 0.30%, 7/5/2012 (3)	4,028	4,028
Carolina Alliance Bank, 0.30%, 7/5/2012 (3)	115	115
Carver Federal Savings Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
Cathay Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Celtic Bank, 0.30%, 7/5/2012 (3)	2,441	2,441
Centennial Bank, 0.30%, 7/5/2012 (3)	466	466
Centra Bank Inc., 0.30%, 7/5/2012 (3)	2,084	2,084
Central Bank, 0.30%, 7/5/2012 (3)	695	695
Central Bank Illinois, 0.30%, 7/5/2012 (3)	32	32
Central Bank of Kansas City, 0.30%, 7/5/2012 (3)	38	38
CheckSpring Bank, 0.30%, 7/5/2012 (3)	23	23
Chemical Bank, 0.30%, 7/5/2012 (3)	399	399
Chickasha Bank & Trust Company, 0.30%, 7/5/2012 (3)	442	442
Citizens Bank & Trust Company, 0.30%, 7/5/2012 (3)	3,770	3,770
Citizens Bank of Pennsylvania, 0.30%, 7/5/2012 (3)	133	133
Citizens National Bank, 0.30%, 7/5/2012 (3)	212	212
Citizens National Bank of Bluffton, 0.30%, 7/5/2012 (3)	446	446
City First Bank of D.C. National Association, 0.30%, 7/5/2012 (3)	1,597	1,597
City National Bank, 0.30%, 7/5/2012 (3)	271	271
City National Bank of Sulphur Springs, 0.30%, 7/5/2012 (3)	146	146
City National Bank of Taylor, 0.30%, 7/5/2012 (3)	970	970
Cole Taylor Bank, 0.30%, 7/5/2012 (3)	79,682	79,682
Collin Bank, 0.30%, 7/5/2012 (3)	1,135	1,135
Columbia State Bank, 0.30%, 7/5/2012 (3)	3,884	3,884
Comerica Bank, 0.30%, 7/5/2012 (3)	4,837	4,837
Commencement Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Commerce Bank & Trust Company, 0.30%, 7/5/2012 (3)	6,820	6,820
Commerce National Bank, 0.30%, 7/5/2012 (3)	81	81
Community Bank & Trust, 0.30%, 7/5/2012 (3)	2,970	2,970
Community Bank of Oelwein, 0.30%, 7/5/2012 (3)	907	907
Community Bank of Santa Maria, 0.30%, 7/5/2012 (3)	103	103
Community Bank of the Bay, 0.30%, 7/5/2012 (3)	167	167
Community Mutual Savings Bank, 0.30%, 7/5/2012 (3)	1,168	1,168
Community Trust Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Compass Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Congaree State Bank, 0.30%, 7/5/2012 (3)	1,252	1,252
Congressional Bank, 0.30%, 7/5/2012 (3)	1,356	1,356
Cooper State Bank, 0.30%, 7/5/2012 (3)	431	431
Crescent State Bank, 0.30%, 7/5/2012 (3)	2,140	2,140

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Crystal Lake Bank and Trust Company N.A., 0.30%, 7/5/2012 (3)	1	1
Delta Trust & Bank, 0.30%, 7/5/2012 (3)	4,330	4,330
DeWitt Bank & Trust Company, 0.30%, 7/5/2012 (3)	322	322
Diamond Bank, 0.30%, 7/5/2012 (3)	3,222	3,222
DMB Community Bank, 0.30%, 7/5/2012 (3)	3,070	3,070
Dollar Bank Federal Savings Bank, 0.30%, 7/5/2012 (3)	1,095	1,095
Dubuque Bank & Trust Company, 0.30%, 7/5/2012 (3)	431	431
Eagle Bank and Trust Company, 0.30%, 7/5/2012 (3)	1,118	1,118
EagleBank, 0.30%, 7/5/2012 (3)	240,000	240,000
East River Bank, 0.30%, 7/5/2012 (3)	115	115
East West Bank, 0.30%, 7/5/2012 (3)	240,511	240,511
Empire National Bank, 0.30%, 7/5/2012 (3)	434	434
Encore Bank National Association, 0.30%, 7/5/2012 (3)	319	319
Encore National Bank, 0.30%, 7/5/2012 (3)	125	125
Enterprise Bank & Trust, 0.30%, 7/5/2012 (3)	7,692	7,692
Equity Bank A National Association, 0.30%, 7/5/2012 (3)	994	994
Exchange Bank & Trust Company, 0.30%, 7/5/2012 (3)	2,303	2,303
Exchange State Bank, 0.30%, 7/5/2012 (3)	433	433
Fannin Bank, 0.30%, 7/5/2012 (3)	1	1
Farmers & Merchants Bank of Long Beach, 0.30%, 7/5/2012 (3)	69	69
Farmers & Merchants State Bank, 0.30%, 7/5/2012 (3)	124	124
Farmers and Merchants State Bank of Blooming , 0.30%, 7/5/2012 (3)	839	839
Farmers Bank, 0.30%, 7/5/2012 (3)	135	135
Farmers Exchange Bank, 0.30%, 7/5/2012 (3)	1,580	1,580
Farmers State Bank, 0.30%, 7/5/2012 (3)	1	1
Fidelity Bank, 0.30%, 7/5/2012 (3)	2,975	2,975
Fifth Third Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
First Bank & Trust, 0.30%, 7/5/2012 (3)	2	2
First Bank Financial Centre, 0.30%, 7/5/2012 (3)	103	103
First Choice Bank, 0.30%, 7/5/2012 (3)	1,929	1,929
First Commercial Bank, 0.30%, 7/5/2012 (3)	102	102
First Commercial Bank, 0.30%, 7/5/2012 (3)	853	853
First Community Bank, 0.30%, 7/5/2012 (3)	2,057	2,057
First County Bank, 0.30%, 7/5/2012 (3)	5,903	5,903
First Federal Bank, 0.30%, 7/5/2012 (3)	1,589	1,589
First Foundation Bank, 0.30%, 7/5/2012 (3)	11,657	11,657
First International Bank & Trust, 0.30%, 7/5/2012 (3)	136	136
First Internet Bank of Indiana, 0.30%, 7/5/2012 (3)	4,820	4,820
First Interstate Bank, 0.30%, 7/5/2012 (3)	80	80
First N.A., 0.30%, 7/5/2012 (3)	1,858	1,858
First National Bank, 0.30%, 7/5/2012 (3)	4,171	4,171
First National Bank, 0.30%, 7/5/2012 (3)	104	104

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
First National Bank - Fox Valley, 0.30%, 7/5/2012 (3)	147	147
First National Bank in Green Forest, 0.30%, 7/5/2012 (3)	221	221
First National Bank in Sioux Falls, 0.30%, 7/5/2012 (3)	102	102
First National Bank of America, 0.30%, 7/5/2012 (3)	111	111
First National Bank of Fort Smith, 0.30%, 7/5/2012 (3)	164	164
First National Bank of Long Island, 0.30%, 7/5/2012 (3)	10,706	10,706
First National Bank of Omaha, 0.30%, 7/5/2012 (3)	70	70
First National Bank of Santa Fe, 0.30%, 7/5/2012 (3)	2,406	2,406
First Premier Bank, 0.30%, 7/5/2012 (3)	3,221	3,221
First Security Bank, 0.30%, 7/5/2012 (3)	8,935	8,935
First Security Bank & Trust Company, 0.30%, 7/5/2012 (3)	11	11
First State Bank, 0.30%, 7/5/2012 (3)	875	875
First State Bank, 0.30%, 7/5/2012 (3)	40	40
First State Bank of DeQueen, 0.30%, 7/5/2012 (3)	924	924
First State Bank of Northwest Arkansas, 0.30%, 7/5/2012 (3)	626	626
First Trade Union Bank, 0.30%, 7/5/2012 (3)	167	167
First Utah Bank, 0.30%, 7/5/2012 (3)	107	107
First Virginia Community Bank, 0.30%, 7/5/2012 (3)	892	892
First Western Bank, 0.30%, 7/5/2012 (3)	9	9
First-Citizens Bank & Trust Company, 0.30%, 7/5/2012 (3)	10,582	10,582
FirstAtlantic Bank, 0.30%, 7/5/2012 (3)	104	104
FirstBank, 0.30%, 7/5/2012 (3)	1,326	1,326
FirstBank Puerto Rico, 0.30%, 7/5/2012 (3)	240,000	240,000
FirstMerit Bank National Association, 0.30%, 7/5/2012 (3)	218	218
Flagship Community Bank, 0.30%, 7/5/2012 (3)	102	102
Flatirons Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Florida Business Bank, 0.30%, 7/5/2012 (3)	434	434
Florida Parishes Bank, 0.30%, 7/5/2012 (3)	87	87
Forrest City Bank NA, 0.30%, 7/5/2012 (3)	213	213
Fortune Bank, 0.30%, 7/5/2012 (3)	1,402	1,402
Fox Chase Bank, 0.30%, 7/5/2012 (3)	893	893
Franklin Synergy Bank, 0.30%, 7/5/2012 (3)	3,885	3,885
Frost National Bank, 0.30%, 7/5/2012 (3)	131	131
Genesee Regional Bank, 0.30%, 7/5/2012 (3)	3,091	3,091
Georgia Bank & Trust Company of Augusta, 0.30%, 7/5/2012 (3)	2,347	2,347
Georgia Banking Company, 0.30%, 7/5/2012 (3)	1,407	1,407
German American Bancorp, 0.30%, 7/5/2012 (3)	651	651
Glacier Bank, 0.30%, 7/5/2012 (3)	7,385	7,385

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Glens Falls National Bank and Trust Company, 0.30%, 7/5/2012 (3)	32	32
Golden Pacific Bank National Association, 0.30%, 7/5/2012 (3)	102	102
Gotham Bank of New York, 0.30%, 7/5/2012 (3)	1,903	1,903
Grand Savings Bank, 0.30%, 7/5/2012 (3)	1,095	1,095
Grand Valley Bank, 0.30%, 7/5/2012 (3)	431	431
Green Bank National Association, 0.30%, 7/5/2012 (3)	2,381	2,381
Guaranty Bank, 0.30%, 7/5/2012 (3)	1,335	1,335
Guaranty Bond Bank, 0.30%, 7/5/2012 (3)	18,610	18,610
GulfShore Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Happy State Bank, 0.30%, 7/5/2012 (3)	136	136
Heartland Bank, 0.30%, 7/5/2012 (3)	16	16
Heartland Bank, 0.30%, 7/5/2012 (3)	8	8
Helena National Bank, 0.30%, 7/5/2012 (3)	776	776
Heritage Oaks Bank, 0.30%, 7/5/2012 (3)	4,623	4,623
Hingham Institution for Savings, 0.30%, 7/5/2012 (3)	4,192	4,192
Home Federal Bank, 0.30%, 7/5/2012 (3)	1,409	1,409
Horizon Bank National Association, 0.30%, 7/5/2012 (3)	143	143
Hyperion Bank, 0.30%, 7/5/2012 (3)	221	221
IBERIABANK, 0.30%, 7/5/2012 (3)	240,000	240,000
Icon Bank of Texas National Association, 0.30%, 7/5/2012 (3)	300	300
Independence Bank, 0.30%, 7/5/2012 (3)	69	69
Independent Bank of Texas, 0.30%, 7/5/2012 (3)	104	104
Inland Bank and Trust, 0.30%, 7/5/2012 (3)	19	19
Integrity Bank, 0.30%, 7/5/2012 (3)	888	888
Investors Community Bank, 0.30%, 7/5/2012 (3)	434	434
Isabella Bank, 0.30%, 7/5/2012 (3)	113	113
Israel Discount Bank of New York, 0.30%, 7/5/2012 (3)	240,000	240,000
JPMorgan Chase Bank National Association, 0.30%, 7/5/2012 (3)	68	68
Kaiser Federal Bank, 0.30%, 7/5/2012 (3)	433	433
Katahdin Trust Company, 0.30%, 7/5/2012 (3)	2,338	2,338
KeyBank National Association, 0.30%, 7/5/2012 (3)	1,679	1,679
KeySource Commercial Bank, 0.30%, 7/5/2012 (3)	150	150
Lake Forest Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Lake National Bank, 0.30%, 7/5/2012 (3)	8	8
Landmark Community Bank, 0.30%, 7/5/2012 (3)	873	873
Landmark National Bank, 0.30%, 7/5/2012 (3)	228	228
Leader Bank National Association, 0.30%, 7/5/2012 (3)	1,031	1,031
Legacy Bank, 0.30%, 7/5/2012 (3)	103	103

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Legacy National Bank, 0.30%, 7/5/2012 (3)	438	438
LegacyTexas Bank, 0.30%, 7/5/2012 (3)	8	8
Level One Bank, 0.30%, 7/5/2012 (3)	2,638	2,638
Lewis & Clark Bank, 0.30%, 7/5/2012 (3)	432	432
Libertad Bank SSB, 0.30%, 7/5/2012 (3)	400	400
Liberty Bank, 0.30%, 7/5/2012 (3)	3,419	3,419
Liberty Bank, 0.30%, 7/5/2012 (3)	430	430
Liberty Bank National Association, 0.30%, 7/5/2012 (3)	1	1
Liberty Bank of Arkansas, 0.30%, 7/5/2012 (3)	3,955	3,955
Libertyville Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Lifestore Bank, 0.30%, 7/5/2012 (3)	104	104
Lone Star National Bank, 0.30%, 7/5/2012 (3)	4,878	4,878
MainStreet Bank, 0.30%, 7/5/2012 (3)	2,352	2,352
Manufacturers Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
MB Financial Bank N.A., 0.30%, 7/5/2012 (3)	137	137
mBank, 0.30%, 7/5/2012 (3)	984	984
Mercantil Commercebank National Association, 0.30%, 7/5/2012 (3)	542	542
Mercantile Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,840	1,840
Mercantile Bank of Michigan, 0.30%, 7/5/2012 (3)	5,175	5,175
Merchants & Farmers Bank, 0.30%, 7/5/2012 (3)	213	213
Merchants Bank, 0.30%, 7/5/2012 (3)	53	53
Meridian Bank, 0.30%, 7/5/2012 (3)	272	272
Metropolitan Capital Bank & Trust, 0.30%, 7/5/2012 (3)	1,911	1,911
Metropolitan National Bank, 0.30%, 7/5/2012 (3)	12,123	12,123
Midwest Regional Bank, 0.30%, 7/5/2012 (3)	51	51
Mifflin County Savings Bank, 0.30%, 7/5/2012 (3)	212	212
MileStone Bank, 0.30%, 7/5/2012 (3)	651	651
Miners Bank, 0.30%, 7/5/2012 (3)	873	873
Minnesota Bank & Trust, 0.30%, 7/5/2012 (3)	1,838	1,838
Morris Bank, 0.30%, 7/5/2012 (3)	161	161
National Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,134	1,134
National Bank of California, 0.30%, 7/5/2012 (3)	41	41
Needham Bank, 0.30%, 7/5/2012 (3)	3,036	3,036
New Mexico Bank & Trust, 0.30%, 7/5/2012 (3)	1,506	1,506
Newburyport Five Cents Savings Bank, 0.30%, 7/5/2012 (3)	19	19
NOA Bank, 0.30%, 7/5/2012 (3)	130	130
Noah Bank, 0.30%, 7/5/2012 (3)	774	774
North Jersey Community Bank, 0.30%, 7/5/2012 (3)	2,188	2,188

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
North Shore Community Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Northbrook Bank & Trust Company, 0.30%, 7/5/2012 (3)	9	9
Northern Bank & Trust Company, 0.30%, 7/5/2012 (3)	4,789	4,789
Nuvo Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,356	1,356
Oak View National Bank, 0.30%, 7/5/2012 (3)	211	211
Oasis Bank SSB, 0.30%, 7/5/2012 (3)	28	28
OceanFirst Bank, 0.30%, 7/5/2012 (3)	103	103
Ohio Commerce Bank, 0.30%, 7/5/2012 (3)	473	473
Old Plank Trail Community Bank National Assoc, 0.30%, 7/5/2012 (3)	46	46
One Bank & Trust National Association, 0.30%, 7/5/2012 (3)	212	212
OneWest Bank FSB, 0.30%, 7/5/2012 (3)	3,047	3,047
Ossian State Bank, 0.30%, 7/5/2012 (3)	81	81
Pacific Commerce Bank, 0.30%, 7/5/2012 (3)	2,502	2,502
Pacific Enterprise Bank, 0.30%, 7/5/2012 (3)	2,855	2,855
Paragon Commercial Bank, 0.30%, 7/5/2012 (3)	9,584	9,584
Parkside Financial Bank & Trust, 0.30%, 7/5/2012 (3)	1,326	1,326
Peapack-Gladstone Bank, 0.30%, 7/5/2012 (3)	1	1
Pegasus Bank, 0.30%, 7/5/2012 (3)	318	318
Peoples Bank National Association, 0.30%, 7/5/2012 (3)	116	116
Peoples Bank of Commerce, 0.30%, 7/5/2012 (3)	870	870
Peoples Community Bank, 0.30%, 7/5/2012 (3)	1,287	1,287
Peoples United Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Petit Jean State Bank, 0.30%, 7/5/2012 (3)	766	766
Pine Bluff National Bank, 0.30%, 7/5/2012 (3)	547	547
Plaza Bank, 0.30%, 7/5/2012 (3)	104	104
PNC Bank National Association, 0.30%, 7/5/2012 (3)	2,029	2,029
Post Oak Bank N.A., 0.30%, 7/5/2012 (3)	434	434
Premier Bank, 0.30%, 7/5/2012 (3)	2,347	2,347
Premier Bank, 0.30%, 7/5/2012 (3)	1,127	1,127
PrinsBank, 0.30%, 7/5/2012 (3)	542	542
Private Bank Minnesota, 0.30%, 7/5/2012 (3)	1,330	1,330
ProAmérica Bank, 0.30%, 7/5/2012 (3)	2,343	2,343
Professional Business Bank, 0.30%, 7/5/2012 (3)	434	434
Progress Bank and Trust, 0.30%, 7/5/2012 (3)	441	441
Quad City Bank and Trust Company, 0.30%, 7/5/2012 (3)	4,938	4,938
Quontic Bank, 0.30%, 7/5/2012 (3)	102	102
RBS Citizens National Association, 0.30%, 7/5/2012 (3)	147	147
Regent Bank, 0.30%, 7/5/2012 (3)	107	107

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Regions Bank, 0.30%, 7/5/2012 (3)	11,552	11,552
Renasant Bank, 0.30%, 7/5/2012 (3)	4,106	4,106
Republic Bank, 0.30%, 7/5/2012 (3)	435	435
Republic Bank & Trust, 0.30%, 7/5/2012 (3)	257	257
Republic Bank & Trust Company, 0.30%, 7/5/2012 (3)	103	103
River Community Bank N.A., 0.30%, 7/5/2012 (3)	1,020	1,020
RiverBend Bank, 0.30%, 7/5/2012 (3)	21	21
Riverside Bank, 0.30%, 7/5/2012 (3)	132	132
Riverview Bank, 0.30%, 7/5/2012 (3)	869	869
Rockland Trust Company, 0.30%, 7/5/2012 (3)	5,732	5,732
RSNB Bank, 0.30%, 7/5/2012 (3)	1,628	1,628
Saratoga National Bank & Trust Company, 0.30%, 7/5/2012 (3)	32	32
Sauk Valley Bank & Trust Company, 0.30%, 7/5/2012 (3)	4	4
Savings Institute Bank and Trust Company, 0.30%, 7/5/2012 (3)	651	651
Schaumburg Bank & Trust Company National Asso, 0.30%, 7/5/2012 (3)	1	1
Seaside National Bank & Trust, 0.30%, 7/5/2012 (3)	9,132	9,132
Seaway Bank and Trust Company, 0.30%, 7/5/2012 (3)	2,334	2,334
Security First Bank, 0.30%, 7/5/2012 (3)	16	16
SharePlus Federal Bank, 0.30%, 7/5/2012 (3)	176	176
Signature Bank, 0.30%, 7/5/2012 (3)	1,014	1,014
Signature Bank, 0.30%, 7/5/2012 (3)	199,340	199,340
Signature Bank National Association, 0.30%, 7/5/2012 (3)	112	112
Solera National Bank, 0.30%, 7/5/2012 (3)	476	476
Southern Bancorp Bank, 0.30%, 7/5/2012 (3)	75	75
Southern Bank, 0.30%, 7/5/2012 (3)	10	10
Southwest Bank, 0.30%, 7/5/2012 (3)	2,434	2,434
Sovereign Bank National Association, 0.30%, 7/5/2012 (3)	240,000	240,000
St. Charles Bank & Trust Company, 0.30%, 7/5/2012 (3)	146	146
State Bank and Trust Company, 0.30%, 7/5/2012 (3)	265	265
State Bank of the Lakes, 0.30%, 7/5/2012 (3)	1	1
Sterling National Bank, 0.30%, 7/5/2012 (3)	34,411	34,411
Sturdy Savings Bank, 0.30%, 7/5/2012 (3)	103	103
Summit Bank, 0.30%, 7/5/2012 (3)	393	393
Summit Bank & Trust, 0.30%, 7/5/2012 (3)	1,904	1,904
Summit Community Bank Inc., 0.30%, 7/5/2012 (3)	448	448
TD Bank N.A., 0.30%, 7/5/2012 (3)	240,000	240,000
Team Capital Bank, 0.30%, 7/5/2012 (3)	11,180	11,180
Texas Capital Bank National Association, 0.30%, 7/5/2012 (3)	240,000	240,000
Touchmark National Bank, 0.30%, 7/5/2012 (3)	1,389	1,389

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Town Bank, 0.30%, 7/5/2012 (3)	3	3
Transportation Alliance Bank Inc., 0.30%, 7/5/2012 (3)	8	8
Treynor State Bank, 0.30%, 7/5/2012 (3)	2,373	2,373
TriSummit Bank, 0.30%, 7/5/2012 (3)	2,280	2,280
U.S. Bank National Association, 0.30%, 7/5/2012 (3)	165	165
Uinta Bank, 0.30%, 7/5/2012 (3)	1,442	1,442
UMB Bank Arizona National Association, 0.30%, 7/5/2012 (3)	107	107
UMB Bank Colorado National Association, 0.30%, 7/5/2012 (3)	16	16
UMB Bank National Association, 0.30%, 7/5/2012 (3)	134	134
Umpqua Bank, 0.30%, 7/5/2012 (3)	81	81
Union Bank National Association, 0.30%, 7/5/2012 (3)	135	135
Union Bank of Mena, 0.30%, 7/5/2012 (3)	16	16
Union Center National Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
United Bank, 0.30%, 7/5/2012 (3)	2,152	2,152
United Bank, 0.30%, 7/5/2012 (3)	105	105
United Bank Inc., 0.30%, 7/5/2012 (3)	1,967	1,967
USNY Bank, 0.30%, 7/5/2012 (3)	666	666
Valley Bank, 0.30%, 7/5/2012 (3)	759	759
Valley National Bank, 0.30%, 7/5/2012 (3)	220,141	220,141
Valliance Bank, 0.30%, 7/5/2012 (3)	126	126
Veritex Community Bank National Association, 0.30%, 7/5/2012 (3)	43	43
Verus Bank of Commerce, 0.30%, 7/5/2012 (3)	3,444	3,444
Victory Bank, 0.30%, 7/5/2012 (3)	217	217
ViewPoint Bank National Association, 0.30%, 7/5/2012 (3)	5,278	5,278
Village Bank & Trust, 0.30%, 7/5/2012 (3)	8	8
Virginia Heritage Bank, 0.30%, 7/5/2012 (3)	3,297	3,297
Warren Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,088	1,088
Washington Trust Bank, 0.30%, 7/5/2012 (3)	1,405	1,405
Washington Trust Company of Westerly, 0.30%, 7/5/2012 (3)	152	152
Webster Bank National Association, 0.30%, 7/5/2012 (3)	104	104
Wells Fargo Bank National Association, 0.30%, 7/5/2012 (3)	238	238
West Town Savings Bank, 0.30%, 7/5/2012 (3)	16	16
Western Alliance Bank, 0.30%, 7/5/2012 (3)	53	53
Western National Bank, 0.30%, 7/5/2012 (3)	197	197
Wheaton Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Whidbey Island Bank, 0.30%, 7/5/2012 (3)	74	74
Wilmington Savings Fund Society FSB, 0.30%, 7/5/2012 (3)	4,324	4,324
Wilmington Trust National Association, 0.30%, 7/5/2012 (3)	108	108

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Wisconsin Community Bank, 0.30%, 7/5/2012 (3)	42,621	42,621
Wolverine Bank Federal Savings Bank, 0.30%, 7/5/2012 (3)	4	4
Xenith Bank, 0.30%, 7/5/2012 (3)	3,914	3,914
Total Bank Obligations (Cost $5,004,521)		5,004,521

Floating Rate Demand Notes — 6.2%
Caterpillar Financial Power Investment Floating Rate Demand Note, 0.60%, 7/1/2012 (4)	5,551,599	5,551,599
Total Floating Rate Demand Notes (Cost $5,551,599)		5,551,599

U.S. Government Obligations — 2.2%
U.S. Treasury Bill, 0.12%, due 9/6/2012 (5)	2,000,000	1,999,752
Total U.S. Government Obligations (Cost $1,999,560)		1,999,752
Total Investments — 99.4% (Cost $87,776,102 )(1)		89,114,314
Other Assets less Liabilities — 0.6%		509,593
Total Net Assets — 100.0%		89,623,907

Trustee Deferred Compensation (6)
The Flex-funds Aggressive Growth Fund	1,631	12,950
The Flex-funds Balanced Fund	860	8,351
The Flex-funds Dynamic Growth Fund	520	4,321
The Flex-funds Muirfield Fund	1,508	8,369
The Flex-funds Quantex Fund	671	15,232
The Flex-funds Utilities & Infrastructure Fund	186	4,391
Total Trustee Deferred Compensation (Cost $48,279)		53,614

The Balanced Fund
	Long Contracts	Unrealized Appreciation (Depreciation) ($)

Futures Contracts
Standard & Poors 500 expiring September 2012, notional value $18,650,500	55	521,400
Standard & Poors Mid Cap 400 E-Mini expiring September 2012, notional value $1,691,100	18	41,805
Total Futures Contracts (Long and Short)	73	563,205

(1)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $347,751. Cost for federal income tax purposes of $88,123,853 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,664,594
Unrealized depreciation	(674,133)
Net unrealized appreciation (depreciation)	$990,461

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2012.

(3)
Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request. The maximum number of days from a redemption request to receiving the proceeds is nine days. Hence the Fund may not be able to receive its proceeds within seven days. As of June 30, 2012, illiquid securities represented 5.6% of Total Investments.

(4)	Floating rate security. The rate shown represents the rate in effect at June 30, 2012.

(5)	Pledged as collateral on futures contracts.

(6)	Assets of affiliates to The Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Registered Investment Companies — 78.4%
Energy Select Sector SPDR Fund	53,975	3,582,321
iShares Dow Jones U.S. Real Estate Index Fund	156,050	9,977,057
iShares MSCI EAFE Index Fund	72,000	3,597,120
iShares MSCI Emerging Markets Index Fund	77,300	3,025,135
iShares Russell 2000 Growth Index Fund	52,375	4,790,741
Ivy Mid Cap Growth Fund	387,406	6,857,090
Materials Select Sector SPDR Trust	44,775	1,580,110
Oppenheimer Developing Markets Fund	113,514	3,557,529
Oppenheimer International Growth Fund	125,130	3,383,500
RidgeWorth Small Cap Value Equity Fund	384,196	5,029,126
RS Global Natural Resources Fund	126,780	4,491,830
Wells Fargo Advantage Growth Fund	294,583	12,086,750
Total Registered Investment Companies (Cost $61,005,019)		61,958,309

Money Market Registered Investment Companies — 9.9%
The Flex-funds Money Market Fund - Institutional Class, 0.17% (2)	7,799,684	7,799,684
Total Money Market Registered Investment Companies (Cost $7,799,684)		7,799,684

Bank Obligations — 6.3%
Access National Bank, 0.30%, 7/5/2012 (3)	987	987
Allied Bank, 0.30%, 7/5/2012 (3)	434	434
Alma Bank, 0.30%, 7/5/2012 (3)	4,804	4,804
AloStar Bank of Commerce, 0.30%, 7/5/2012 (3)	3,797	3,797
Alpine Bank, 0.30%, 7/5/2012 (3)	3,060	3,060
Ameriana Bank, 0.30%, 7/5/2012 (3)	19	19
American Enterprise Bank of Florida, 0.30%, 7/5/2012 (3)	492	492
American Momentum Bank, 0.30%, 7/5/2012 (3)	5,694	5,694
American National Bank, 0.30%, 7/5/2012 (3)	2,277	2,277
American National Bank-Fox Cities, 0.30%, 7/5/2012 (3)	215	215
American Savings Bank F.S.B., 0.30%, 7/5/2012 (3)	16	16
American Savings Bank FSB, 0.30%, 7/5/2012 (3)	155	155
Americas United Bank, 0.30%, 7/5/2012 (3)	1,306	1,306
AmFirst Bank N.A., 0.30%, 7/5/2012 (3)	38	38
Anthem Bank & Trust, 0.30%, 7/5/2012 (3)	873	873
Arizona Bank & Trust, 0.30%, 7/5/2012 (3)	4,192	4,192
Arvest Bank, 0.30%, 7/5/2012 (3)	220	220
Austin Bank of Chicago, 0.30%, 7/5/2012 (3)	869	869
Avidia Bank, 0.30%, 7/5/2012 (3)	4,192	4,192
Bancorp Bank, 0.30%, 7/5/2012 (3)	10,749	10,749
Bank Hapoalim B.M., 0.30%, 7/5/2012 (3)	1,511	1,511
Bank Leumi USA, 0.30%, 7/5/2012 (3)	240,000	240,000
Bank of America National Association, 0.30%, 7/5/2012 (3)	448	448

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Bank of Augusta, 0.30%, 7/5/2012 (3)	917	917
Bank of Cadiz and Trust Company, 0.30%, 7/5/2012 (3)	1,055	1,055
Bank of Cave City, 0.30%, 7/5/2012 (3)	437	437
Bank of England, 0.30%, 7/5/2012 (3)	1,867	1,867
Bank of Fayetteville, 0.30%, 7/5/2012 (3)	436	436
Bank of Hawaii, 0.30%, 7/5/2012 (3)	4,983	4,983
Bank of Houston, 0.30%, 7/5/2012 (3)	2,661	2,661
Bank of Jackson Hole, 0.30%, 7/5/2012 (3)	442	442
Bank of Manhattan N.A., 0.30%, 7/5/2012 (3)	1,665	1,665
Bank of Marin, 0.30%, 7/5/2012 (3)	218	218
Bank of Missouri, 0.30%, 7/5/2012 (3)	4,968	4,968
Bank of Princeton, 0.30%, 7/5/2012 (3)	651	651
Bank of the Ozarks, 0.30%, 7/5/2012 (3)	108	108
Bank of the Panhandle, 0.30%, 7/5/2012 (3)	1,062	1,062
Bank of the West, 0.30%, 7/5/2012 (3)	13,559	13,559
Bar Harbor Bank & Trust, 0.30%, 7/5/2012 (3)	869	869
Belmont Savings Bank, 0.30%, 7/5/2012 (3)	4,601	4,601
Benchmark Bank, 0.30%, 7/5/2012 (3)	3	3
Benefit Bank, 0.30%, 7/5/2012 (3)	1,345	1,345
Berkshire Bank, 0.30%, 7/5/2012 (3)	6,256	6,256
Beverly Bank & Trust Company National Associa, 0.30%, 7/5/2012 (3)	30	30
Biltmore Bank of Arizona, 0.30%, 7/5/2012 (3)	2,408	2,408
BMO Harris Bank National Association, 0.30%, 7/5/2012 (3)	2,493	2,493
BOKF National Association, 0.30%, 7/5/2012 (3)	5,969	5,969
Boone Bank & Trust Co., 0.30%, 7/5/2012 (3)	1,220	1,220
Boston Private Bank & Trust Company, 0.30%, 7/5/2012 (3)	2,184	2,184
Branch Banking and Trust Company, 0.30%, 7/5/2012 (3)	1,980	1,980
Brookhaven Bank, 0.30%, 7/5/2012 (3)	250	250
Business Bank, 0.30%, 7/5/2012 (3)	1,431	1,431
Business Bank, 0.30%, 7/5/2012 (3)	462	462
Business Bank of Saint Louis, 0.30%, 7/5/2012 (3)	2,094	2,094
Business First Bank, 0.30%, 7/5/2012 (3)	2,092	2,092
Cache Valley Bank, 0.30%, 7/5/2012 (3)	3,057	3,057
Cadence Bank N.A., 0.30%, 7/5/2012 (3)	209,741	209,741
California Bank & Trust, 0.30%, 7/5/2012 (3)	87	87
Capital Bank, 0.30%, 7/5/2012 (3)	1,156	1,156
Capital One National Association, 0.30%, 7/5/2012 (3)	157,954	157,954
CapitalMark Bank & Trust, 0.30%, 7/5/2012 (3)	2,903	2,903
CapStar Bank, 0.30%, 7/5/2012 (3)	11,181	11,181
CapStone Bank, 0.30%, 7/5/2012 (3)	2,126	2,126
Cardinal Bank, 0.30%, 7/5/2012 (3)	4,028	4,028
Carolina Alliance Bank, 0.30%, 7/5/2012 (3)	115	115
Carver Federal Savings Bank, 0.30%, 7/5/2012 (3)	46,382	46,382

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Cathay Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Celtic Bank, 0.30%, 7/5/2012 (3)	2,441	2,441
Centennial Bank, 0.30%, 7/5/2012 (3)	466	466
Centra Bank Inc., 0.30%, 7/5/2012 (3)	2,084	2,084
Central Bank, 0.30%, 7/5/2012 (3)	695	695
Central Bank Illinois, 0.30%, 7/5/2012 (3)	32	32
Central Bank of Kansas City, 0.30%, 7/5/2012 (3)	38	38
CheckSpring Bank, 0.30%, 7/5/2012 (3)	23	23
Chemical Bank, 0.30%, 7/5/2012 (3)	399	399
Chickasha Bank & Trust Company, 0.30%, 7/5/2012 (3)	442	442
Citizens Bank & Trust Company, 0.30%, 7/5/2012 (3)	3,770	3,770
Citizens Bank of Pennsylvania, 0.30%, 7/5/2012 (3)	133	133
Citizens National Bank, 0.30%, 7/5/2012 (3)	212	212
Citizens National Bank of Bluffton, 0.30%, 7/5/2012 (3)	446	446
City First Bank of D.C. National Association, 0.30%, 7/5/2012 (3)	1,597	1,597
City National Bank, 0.30%, 7/5/2012 (3)	271	271
City National Bank of Sulphur Springs, 0.30%, 7/5/2012 (3)	146	146
City National Bank of Taylor, 0.30%, 7/5/2012 (3)	970	970
Cole Taylor Bank, 0.30%, 7/5/2012 (3)	79,682	79,682
Collin Bank, 0.30%, 7/5/2012 (3)	1,135	1,135
Columbia State Bank, 0.30%, 7/5/2012 (3)	3,884	3,884
Comerica Bank, 0.30%, 7/5/2012 (3)	4,837	4,837
Commencement Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Commerce Bank & Trust Company, 0.30%, 7/5/2012 (3)	6,820	6,820
Commerce National Bank, 0.30%, 7/5/2012 (3)	81	81
Community Bank & Trust, 0.30%, 7/5/2012 (3)	2,970	2,970
Community Bank of Oelwein, 0.30%, 7/5/2012 (3)	907	907
Community Bank of Santa Maria, 0.30%, 7/5/2012 (3)	103	103
Community Bank of the Bay, 0.30%, 7/5/2012 (3)	167	167
Community Mutual Savings Bank, 0.30%, 7/5/2012 (3)	1,168	1,168
Community Trust Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Compass Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Congaree State Bank, 0.30%, 7/5/2012 (3)	1,252	1,252
Congressional Bank, 0.30%, 7/5/2012 (3)	1,356	1,356
Cooper State Bank, 0.30%, 7/5/2012 (3)	431	431
Crescent State Bank, 0.30%, 7/5/2012 (3)	2,140	2,140
Crystal Lake Bank and Trust Company N.A., 0.30%, 7/5/2012 (3)	1	1
Delta Trust & Bank, 0.30%, 7/5/2012 (3)	4,330	4,330
DeWitt Bank & Trust Company, 0.30%, 7/5/2012 (3)	322	322

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Diamond Bank, 0.30%, 7/5/2012 (3)	3,222	3,222
DMB Community Bank, 0.30%, 7/5/2012 (3)	3,070	3,070
Dollar Bank Federal Savings Bank, 0.30%, 7/5/2012 (3)	1,095	1,095
Dubuque Bank & Trust Company, 0.30%, 7/5/2012 (3)	431	431
Eagle Bank and Trust Company, 0.30%, 7/5/2012 (3)	1,118	1,118
EagleBank, 0.30%, 7/5/2012 (3)	240,000	240,000
East River Bank, 0.30%, 7/5/2012 (3)	115	115
East West Bank, 0.30%, 7/5/2012 (3)	240,511	240,511
Empire National Bank, 0.30%, 7/5/2012 (3)	434	434
Encore Bank National Association, 0.30%, 7/5/2012 (3)	319	319
Encore National Bank, 0.30%, 7/5/2012 (3)	125	125
Enterprise Bank & Trust, 0.30%, 7/5/2012 (3)	7,692	7,692
Equity Bank A National Association, 0.30%, 7/5/2012 (3)	994	994
Exchange Bank & Trust Company, 0.30%, 7/5/2012 (3)	2,303	2,303
Exchange State Bank, 0.30%, 7/5/2012 (3)	433	433
Fannin Bank, 0.30%, 7/5/2012 (3)	1	1
Farmers & Merchants Bank of Long Beach, 0.30%, 7/5/2012 (3)	69	69
Farmers & Merchants State Bank, 0.30%, 7/5/2012 (3)	124	124
Farmers and Merchants State Bank of Blooming , 0.30%, 7/5/2012 (3)	839	839
Farmers Bank, 0.30%, 7/5/2012 (3)	135	135
Farmers Exchange Bank, 0.30%, 7/5/2012 (3)	1,580	1,580
Farmers State Bank, 0.30%, 7/5/2012 (3)	1	1
Fidelity Bank, 0.30%, 7/5/2012 (3)	2,975	2,975
Fifth Third Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
First Bank & Trust, 0.30%, 7/5/2012 (3)	2	2
First Bank Financial Centre, 0.30%, 7/5/2012 (3)	103	103
First Choice Bank, 0.30%, 7/5/2012 (3)	1,929	1,929
First Commercial Bank, 0.30%, 7/5/2012 (3)	102	102
First Commercial Bank, 0.30%, 7/5/2012 (3)	853	853
First Community Bank, 0.30%, 7/5/2012 (3)	2,057	2,057
First County Bank, 0.30%, 7/5/2012 (3)	5,903	5,903
First Federal Bank, 0.30%, 7/5/2012 (3)	1,589	1,589
First Foundation Bank, 0.30%, 7/5/2012 (3)	11,657	11,657
First International Bank & Trust, 0.30%, 7/5/2012 (3)	136	136
First Internet Bank of Indiana, 0.30%, 7/5/2012 (3)	4,820	4,820
First Interstate Bank, 0.30%, 7/5/2012 (3)	80	80
First N.A., 0.30%, 7/5/2012 (3)	1,858	1,858
First National Bank, 0.30%, 7/5/2012 (3)	4,171	4,171
First National Bank, 0.30%, 7/5/2012 (3)	104	104
First National Bank - Fox Valley, 0.30%, 7/5/2012 (3)	147	147
First National Bank in Green Forest, 0.30%, 7/5/2012 (3)	221	221

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
First National Bank in Sioux Falls, 0.30%, 7/5/2012 (3)	102	102
First National Bank of America, 0.30%, 7/5/2012 (3)	111	111
First National Bank of Fort Smith, 0.30%, 7/5/2012 (3)	164	164
First National Bank of Long Island, 0.30%, 7/5/2012 (3)	10,706	10,706
First National Bank of Omaha, 0.30%, 7/5/2012 (3)	70	70
First National Bank of Santa Fe, 0.30%, 7/5/2012 (3)	2,406	2,406
First Premier Bank, 0.30%, 7/5/2012 (3)	3,221	3,221
First Security Bank, 0.30%, 7/5/2012 (3)	8,935	8,935
First Security Bank & Trust Company, 0.30%, 7/5/2012 (3)	11	11
First State Bank, 0.30%, 7/5/2012 (3)	875	875
First State Bank, 0.30%, 7/5/2012 (3)	40	40
First State Bank of DeQueen, 0.30%, 7/5/2012 (3)	924	924
First State Bank of Northwest Arkansas, 0.30%, 7/5/2012 (3)	626	626
First Trade Union Bank, 0.30%, 7/5/2012 (3)	167	167
First Utah Bank, 0.30%, 7/5/2012 (3)	107	107
First Virginia Community Bank, 0.30%, 7/5/2012 (3)	892	892
First Western Bank, 0.30%, 7/5/2012 (3)	9	9
First-Citizens Bank & Trust Company, 0.30%, 7/5/2012 (3)	10,582	10,582
FirstAtlantic Bank, 0.30%, 7/5/2012 (3)	104	104
FirstBank, 0.30%, 7/5/2012 (3)	1,326	1,326
FirstBank Puerto Rico, 0.30%, 7/5/2012 (3)	240,000	240,000
FirstMerit Bank National Association, 0.30%, 7/5/2012 (3)	218	218
Flagship Community Bank, 0.30%, 7/5/2012 (3)	102	102
Flatirons Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Florida Business Bank, 0.30%, 7/5/2012 (3)	434	434
Florida Parishes Bank, 0.30%, 7/5/2012 (3)	87	87
Forrest City Bank NA, 0.30%, 7/5/2012 (3)	213	213
Fortune Bank, 0.30%, 7/5/2012 (3)	1,402	1,402
Fox Chase Bank, 0.30%, 7/5/2012 (3)	893	893
Franklin Synergy Bank, 0.30%, 7/5/2012 (3)	3,885	3,885
Frost National Bank, 0.30%, 7/5/2012 (3)	131	131
Genesee Regional Bank, 0.30%, 7/5/2012 (3)	3,091	3,091
Georgia Bank & Trust Company of Augusta, 0.30%, 7/5/2012 (3)	2,347	2,347
Georgia Banking Company, 0.30%, 7/5/2012 (3)	1,407	1,407
German American Bancorp, 0.30%, 7/5/2012 (3)	651	651
Glacier Bank, 0.30%, 7/5/2012 (3)	7,385	7,385
Glens Falls National Bank and Trust Company, 0.30%, 7/5/2012 (3)	32	32
Golden Pacific Bank National Association, 0.30%, 7/5/2012 (3)	102	102

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Gotham Bank of New York, 0.30%, 7/5/2012 (3)	1,903	1,903
Grand Savings Bank, 0.30%, 7/5/2012 (3)	1,095	1,095
Grand Valley Bank, 0.30%, 7/5/2012 (3)	431	431
Green Bank National Association, 0.30%, 7/5/2012 (3)	2,381	2,381
Guaranty Bank, 0.30%, 7/5/2012 (3)	1,335	1,335
Guaranty Bond Bank, 0.30%, 7/5/2012 (3)	18,610	18,610
GulfShore Bank, 0.30%, 7/5/2012 (3)	1,327	1,327
Happy State Bank, 0.30%, 7/5/2012 (3)	136	136
Heartland Bank, 0.30%, 7/5/2012 (3)	16	16
Heartland Bank, 0.30%, 7/5/2012 (3)	8	8
Helena National Bank, 0.30%, 7/5/2012 (3)	776	776
Heritage Oaks Bank, 0.30%, 7/5/2012 (3)	4,623	4,623
Hingham Institution for Savings, 0.30%, 7/5/2012 (3)	4,192	4,192
Home Federal Bank, 0.30%, 7/5/2012 (3)	1,409	1,409
Horizon Bank National Association, 0.30%, 7/5/2012 (3)	143	143
Hyperion Bank, 0.30%, 7/5/2012 (3)	221	221
IBERIABANK, 0.30%, 7/5/2012 (3)	240,000	240,000
Icon Bank of Texas National Association, 0.30%, 7/5/2012 (3)	300	300
Independence Bank, 0.30%, 7/5/2012 (3)	69	69
Independent Bank of Texas, 0.30%, 7/5/2012 (3)	104	104
Inland Bank and Trust, 0.30%, 7/5/2012 (3)	19	19
Integrity Bank, 0.30%, 7/5/2012 (3)	888	888
Investors Community Bank, 0.30%, 7/5/2012 (3)	434	434
Isabella Bank, 0.30%, 7/5/2012 (3)	113	113
Israel Discount Bank of New York, 0.30%, 7/5/2012 (3)	240,000	240,000
JPMorgan Chase Bank National Association, 0.30%, 7/5/2012 (3)	68	68
Kaiser Federal Bank, 0.30%, 7/5/2012 (3)	433	433
Katahdin Trust Company, 0.30%, 7/5/2012 (3)	2,338	2,338
KeyBank National Association, 0.30%, 7/5/2012 (3)	1,679	1,679
KeySource Commercial Bank, 0.30%, 7/5/2012 (3)	150	150
Lake Forest Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Lake National Bank, 0.30%, 7/5/2012 (3)	8	8
Landmark Community Bank, 0.30%, 7/5/2012 (3)	873	873
Landmark National Bank, 0.30%, 7/5/2012 (3)	228	228
Leader Bank National Association, 0.30%, 7/5/2012 (3)	1,031	1,031
Legacy Bank, 0.30%, 7/5/2012 (3)	103	103
Legacy National Bank, 0.30%, 7/5/2012 (3)	438	438
LegacyTexas Bank, 0.30%, 7/5/2012 (3)	8	8
Level One Bank, 0.30%, 7/5/2012 (3)	2,638	2,638
Lewis & Clark Bank, 0.30%, 7/5/2012 (3)	432	432

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Libertad Bank SSB, 0.30%, 7/5/2012 (3)	400	400
Liberty Bank, 0.30%, 7/5/2012 (3)	3,419	3,419
Liberty Bank, 0.30%, 7/5/2012 (3)	430	430
Liberty Bank National Association, 0.30%, 7/5/2012 (3)	1	1
Liberty Bank of Arkansas, 0.30%, 7/5/2012 (3)	3,955	3,955
Libertyville Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Lifestore Bank, 0.30%, 7/5/2012 (3)	104	104
Lone Star National Bank, 0.30%, 7/5/2012 (3)	4,878	4,878
MainStreet Bank, 0.30%, 7/5/2012 (3)	2,352	2,352
Manufacturers Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
MB Financial Bank N.A., 0.30%, 7/5/2012 (3)	137	137
mBank, 0.30%, 7/5/2012 (3)	984	984
Mercantil Commercebank National Association, 0.30%, 7/5/2012 (3)	542	542
Mercantile Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,840	1,840
Mercantile Bank of Michigan, 0.30%, 7/5/2012 (3)	5,175	5,175
Merchants & Farmers Bank, 0.30%, 7/5/2012 (3)	213	213
Merchants Bank, 0.30%, 7/5/2012 (3)	53	53
Meridian Bank, 0.30%, 7/5/2012 (3)	272	272
Metropolitan Capital Bank & Trust, 0.30%, 7/5/2012 (3)	1,911	1,911
Metropolitan National Bank, 0.30%, 7/5/2012 (3)	12,123	12,123
Midwest Regional Bank, 0.30%, 7/5/2012 (3)	51	51
Mifflin County Savings Bank, 0.30%, 7/5/2012 (3)	212	212
MileStone Bank, 0.30%, 7/5/2012 (3)	651	651
Miners Bank, 0.30%, 7/5/2012 (3)	873	873
Minnesota Bank & Trust, 0.30%, 7/5/2012 (3)	1,838	1,838
Morris Bank, 0.30%, 7/5/2012 (3)	161	161
National Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,134	1,134
National Bank of California, 0.30%, 7/5/2012 (3)	41	41
Needham Bank, 0.30%, 7/5/2012 (3)	3,036	3,036
New Mexico Bank & Trust, 0.30%, 7/5/2012 (3)	1,506	1,506
Newburyport Five Cents Savings Bank, 0.30%, 7/5/2012 (3)	19	19
NOA Bank, 0.30%, 7/5/2012 (3)	130	130
Noah Bank, 0.30%, 7/5/2012 (3)	774	774
North Jersey Community Bank, 0.30%, 7/5/2012 (3)	2,188	2,188
North Shore Community Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Northbrook Bank & Trust Company, 0.30%, 7/5/2012 (3)	9	9
Northern Bank & Trust Company, 0.30%, 7/5/2012 (3)	4,789	4,789

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Nuvo Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,356	1,356
Oak View National Bank, 0.30%, 7/5/2012 (3)	211	211
Oasis Bank SSB, 0.30%, 7/5/2012 (3)	28	28
OceanFirst Bank, 0.30%, 7/5/2012 (3)	103	103
Ohio Commerce Bank, 0.30%, 7/5/2012 (3)	473	473
Old Plank Trail Community Bank National Assoc, 0.30%, 7/5/2012 (3)	46	46
One Bank & Trust National Association, 0.30%, 7/5/2012 (3)	212	212
OneWest Bank FSB, 0.30%, 7/5/2012 (3)	3,047	3,047
Ossian State Bank, 0.30%, 7/5/2012 (3)	81	81
Pacific Commerce Bank, 0.30%, 7/5/2012 (3)	2,502	2,502
Pacific Enterprise Bank, 0.30%, 7/5/2012 (3)	2,855	2,855
Paragon Commercial Bank, 0.30%, 7/5/2012 (3)	9,584	9,584
Parkside Financial Bank & Trust, 0.30%, 7/5/2012 (3)	1,326	1,326
Peapack-Gladstone Bank, 0.30%, 7/5/2012 (3)	1	1
Pegasus Bank, 0.30%, 7/5/2012 (3)	318	318
Peoples Bank National Association, 0.30%, 7/5/2012 (3)	116	116
Peoples Bank of Commerce, 0.30%, 7/5/2012 (3)	870	870
Peoples Community Bank, 0.30%, 7/5/2012 (3)	1,287	1,287
Peoples United Bank, 0.30%, 7/5/2012 (3)	240,000	240,000
Petit Jean State Bank, 0.30%, 7/5/2012 (3)	766	766
Pine Bluff National Bank, 0.30%, 7/5/2012 (3)	547	547
Plaza Bank, 0.30%, 7/5/2012 (3)	104	104
PNC Bank National Association, 0.30%, 7/5/2012 (3)	2,029	2,029
Post Oak Bank N.A., 0.30%, 7/5/2012 (3)	434	434
Premier Bank, 0.30%, 7/5/2012 (3)	2,347	2,347
Premier Bank, 0.30%, 7/5/2012 (3)	1,127	1,127
PrinsBank, 0.30%, 7/5/2012 (3)	542	542
Private Bank Minnesota, 0.30%, 7/5/2012 (3)	1,330	1,330
ProAmérica Bank, 0.30%, 7/5/2012 (3)	2,343	2,343
Professional Business Bank, 0.30%, 7/5/2012 (3)	434	434
Progress Bank and Trust, 0.30%, 7/5/2012 (3)	441	441
Quad City Bank and Trust Company, 0.30%, 7/5/2012 (3)	4,938	4,938
Quontic Bank, 0.30%, 7/5/2012 (3)	102	102
RBS Citizens National Association, 0.30%, 7/5/2012 (3)	147	147
Regent Bank, 0.30%, 7/5/2012 (3)	107	107
Regions Bank, 0.30%, 7/5/2012 (3)	11,552	11,552
Renasant Bank, 0.30%, 7/5/2012 (3)	4,106	4,106
Republic Bank, 0.30%, 7/5/2012 (3)	435	435
Republic Bank & Trust, 0.30%, 7/5/2012 (3)	257	257
Republic Bank & Trust Company, 0.30%, 7/5/2012 (3)	103	103

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
River Community Bank N.A., 0.30%, 7/5/2012 (3)	1,020	1,020
RiverBend Bank, 0.30%, 7/5/2012 (3)	21	21
Riverside Bank, 0.30%, 7/5/2012 (3)	132	132
Riverview Bank, 0.30%, 7/5/2012 (3)	869	869
Rockland Trust Company, 0.30%, 7/5/2012 (3)	5,732	5,732
RSNB Bank, 0.30%, 7/5/2012 (3)	1,628	1,628
Saratoga National Bank & Trust Company, 0.30%, 7/5/2012 (3)	32	32
Sauk Valley Bank & Trust Company, 0.30%, 7/5/2012 (3)	4	4
Savings Institute Bank and Trust Company, 0.30%, 7/5/2012 (3)	651	651
Schaumburg Bank & Trust Company National Asso, 0.30%, 7/5/2012 (3)	1	1
Seaside National Bank & Trust, 0.30%, 7/5/2012 (3)	9,132	9,132
Seaway Bank and Trust Company, 0.30%, 7/5/2012 (3)	2,334	2,334
Security First Bank, 0.30%, 7/5/2012 (3)	16	16
SharePlus Federal Bank, 0.30%, 7/5/2012 (3)	176	176
Signature Bank, 0.30%, 7/5/2012 (3)	1,014	1,014
Signature Bank, 0.30%, 7/5/2012 (3)	199,340	199,340
Signature Bank National Association, 0.30%, 7/5/2012 (3)	112	112
Solera National Bank, 0.30%, 7/5/2012 (3)	476	476
Southern Bancorp Bank, 0.30%, 7/5/2012 (3)	75	75
Southern Bank, 0.30%, 7/5/2012 (3)	10	10
Southwest Bank, 0.30%, 7/5/2012 (3)	2,434	2,434
Sovereign Bank National Association, 0.30%, 7/5/2012 (3)	240,000	240,000
St. Charles Bank & Trust Company, 0.30%, 7/5/2012 (3)	146	146
State Bank and Trust Company, 0.30%, 7/5/2012 (3)	265	265
State Bank of the Lakes, 0.30%, 7/5/2012 (3)	1	1
Sterling National Bank, 0.30%, 7/5/2012 (3)	34,411	34,411
Sturdy Savings Bank, 0.30%, 7/5/2012 (3)	103	103
Summit Bank, 0.30%, 7/5/2012 (3)	393	393
Summit Bank & Trust, 0.30%, 7/5/2012 (3)	1,904	1,904
Summit Community Bank Inc., 0.30%, 7/5/2012 (3)	448	448
TD Bank N.A., 0.30%, 7/5/2012 (3)	240,000	240,000
Team Capital Bank, 0.30%, 7/5/2012 (3)	11,180	11,180
Texas Capital Bank National Association, 0.30%, 7/5/2012 (3)	240,000	240,000
Touchmark National Bank, 0.30%, 7/5/2012 (3)	1,389	1,389
Town Bank, 0.30%, 7/5/2012 (3)	3	3
Transportation Alliance Bank Inc., 0.30%, 7/5/2012 (3)	8	8
Treynor State Bank, 0.30%, 7/5/2012 (3)	2,373	2,373
TriSummit Bank, 0.30%, 7/5/2012 (3)	2,280	2,280

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
U.S. Bank National Association, 0.30%, 7/5/2012 (3)	165	165
Uinta Bank, 0.30%, 7/5/2012 (3)	1,442	1,442
UMB Bank Arizona National Association, 0.30%, 7/5/2012 (3)	107	107
UMB Bank Colorado National Association, 0.30%, 7/5/2012 (3)	16	16
UMB Bank National Association, 0.30%, 7/5/2012 (3)	134	134
Umpqua Bank, 0.30%, 7/5/2012 (3)	81	81
Union Bank National Association, 0.30%, 7/5/2012 (3)	135	135
Union Bank of Mena, 0.30%, 7/5/2012 (3)	16	16
Union Center National Bank, 0.30%, 7/5/2012 (3)	46,382	46,382
United Bank, 0.30%, 7/5/2012 (3)	2,152	2,152
United Bank, 0.30%, 7/5/2012 (3)	105	105
United Bank Inc., 0.30%, 7/5/2012 (3)	1,967	1,967
USNY Bank, 0.30%, 7/5/2012 (3)	666	666
Valley Bank, 0.30%, 7/5/2012 (3)	759	759
Valley National Bank, 0.30%, 7/5/2012 (3)	220,141	220,141
Valliance Bank, 0.30%, 7/5/2012 (3)	126	126
Veritex Community Bank National Association, 0.30%, 7/5/2012 (3)	43	43
Verus Bank of Commerce, 0.30%, 7/5/2012 (3)	3,444	3,444
Victory Bank, 0.30%, 7/5/2012 (3)	217	217
ViewPoint Bank National Association, 0.30%, 7/5/2012 (3)	5,278	5,278
Village Bank & Trust, 0.30%, 7/5/2012 (3)	8	8
Virginia Heritage Bank, 0.30%, 7/5/2012 (3)	3,297	3,297
Warren Bank & Trust Company, 0.30%, 7/5/2012 (3)	1,088	1,088
Washington Trust Bank, 0.30%, 7/5/2012 (3)	1,405	1,405
Washington Trust Company of Westerly, 0.30%, 7/5/2012 (3)	152	152
Webster Bank National Association, 0.30%, 7/5/2012 (3)	104	104
Wells Fargo Bank National Association, 0.30%, 7/5/2012 (3)	238	238
West Town Savings Bank, 0.30%, 7/5/2012 (3)	16	16
Western Alliance Bank, 0.30%, 7/5/2012 (3)	53	53
Western National Bank, 0.30%, 7/5/2012 (3)	197	197
Wheaton Bank & Trust Company, 0.30%, 7/5/2012 (3)	1	1
Whidbey Island Bank, 0.30%, 7/5/2012 (3)	74	74
Wilmington Savings Fund Society FSB, 0.30%, 7/5/2012 (3)	4,324	4,324
Wilmington Trust National Association, 0.30%, 7/5/2012 (3)	108	108
Wisconsin Community Bank, 0.30%, 7/5/2012 (3)	42,621	42,621
Wolverine Bank Federal Savings Bank, 0.30%, 7/5/2012 (3)	4	4

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Strategic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Bank Obligations — continued
Xenith Bank, 0.30%, 7/5/2012 (3)	3,914	3,914
Total Bank Obligations (Cost $5,004,521)		5,004,521

Floating Rate Demand Notes — 2.5%
Caterpillar Financial Power Investment Floating Rate Demand Note, 0.60%, 7/1/2012 (4)	2,002,547	2,002,547
Total Floating Rate Demand Notes (Cost $2,002,547)		2,002,547

U.S. Government Obligations — 2.5%
U.S. Treasury Bill, 0.12%, due 9/6/2012 (5)	2,000,000	1,999,752
Total U.S. Government Obligations (Cost $1,999,560)		1,999,752
Total Investments — 99.6% (Cost $77,811,331 )(1)		78,764,813
Other Assets less Liabilities — 0.4%		299,490
Total Net Assets — 100.0%		79,064,303

Trustee Deferred Compensation (6)
The Flex-funds Aggressive Growth Fund	1,417	11,251
The Flex-funds Balanced Fund	751	7,292
The Flex-funds Dynamic Growth Fund	452	3,756
The Flex-funds Muirfield Fund	1,321	7,332
The Flex-funds Quantex Fund	582	13,211
The Flex-funds Utilities & Infrastructure Fund	162	3,825
Total Trustee Deferred Compensation (Cost $42,720)		46,667
The Strategic Growth Fund
	Long Contracts	Unrealized Appreciation (Depreciation) ($)

Futures Contracts
Standard & Poors 500 expiring September 2012, notional value $6,782,000	20	189,600
Standard & Poors Mid Cap 400 E-Mini expiring September 2012, notional value $8,737,350	93	215,993
Total Futures Contracts	113	405,593

(1)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $317,330. Cost for federal income tax purposes of $78,128,661 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,287,904
Unrealized depreciation	(1,651,752)
Net unrealized appreciation (depreciation)	$636,152

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2012.

(3)
Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request. The maximum number of days from a redemption request to receiving the proceeds is nine days. Hence the Fund may not be able to receive its proceeds within seven days. As of June 30, 2012, illiquid securities represented 6.4% of Total Investments.

(4)	Floating rate security. The rate shown represents the rate in effect at June 30, 2012.

(5)	Pledged as collateral on futures contracts.

(6)	Assets of affiliates to The Strategic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Common Stocks — 96.3%
Basic Materials — 2.0%
Alpha Natural Resources, Inc. (2)	9,985	86,969
United States Steel Corp.	7,700	158,620
Vulcan Materials Company	5,175	205,500
(Cost $ 633,802)		451,089
Business Services — 7.1%
Cintas Corporation	5,855	226,062
DeVry, Inc.	5,305	164,296
H&R Block, Inc.	12,495	199,670
Interpublic Group of Companies, Inc./The	20,965	227,470
Robert Half International, Inc.	7,165	204,704
R.R. Donnelly & Sons Company	14,135	166,369
Ryder System, Inc.	3,840	138,278
Total System Services, Inc.	10,435	249,710
(Cost $ 1,665,637)		1,576,559
Communications — 0.9%
Cablevision Systems Corp.	14,355	190,778
(Cost $ 211,233)		190,778
Consumer Cyclical — 1.9%
Hasbro, Inc.	6,390	216,430
Netflix, Inc. (2)	2,945	201,688
(Cost $ 448,063)		418,118
Consumer Goods — 12.8%
Avery Dennison Corp.	7,110	194,388
Bemis Company, Inc.	6,780	212,485
Constellation Brands, Inc. (2)	9,870	267,082
Dean Foods Company (2)	18,215	310,202
Harman International Industries, Inc.	5,360	212,256
Hormel Foods Corp.	6,970	212,027
International Flavors & Fragrances, Inc.	3,890	213,172
JC Penney Company, Inc.	5,800	135,198
Masco Corp.	19,470	270,049
Newell Rubbermaid, Inc.	12,635	229,199
Owens-Illinois, Inc. (2)	10,530	201,860
Pitney Bowes, Inc.	10,995	164,595
Sealed Air Corp.	11,845	182,887
(Cost $ 2,893,112)		2,805,400
Consumer Services — 14.1%
Abercrombie and Fitch Co.	4,170	142,364
AutoNation, Inc. (2)	5,530	195,098
Big Lots, Inc. (2)	5,395	220,062
D.R. Horton, Inc.	16,175	297,297
Expedia, Inc.	7,030	337,931
GameStop Corp.	8,445	155,050
Lennar Corp.	10,385	321,000
PulteGroup, Inc. (2)	32,343	346,070
Sears Holdings Corp. (2)	6,415	382,976
SUPERVALU, Inc.	25,125	130,148
TripAdvisor, Inc. (2)	8,090	361,542
Urban Outfitters, Inc. (2)	7,400	204,166
(Cost $ 2,642,097)		3,093,704
Energy — 5.7%
Diamond Offshore Drilling, Inc.	3,690	218,190
Nabors Industries, Ltd. (2)	11,765	169,416

The Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Common Stocks — continued
Newfield Exploration Company (2)	5,395	158,127
Rowan Companies (2)	6,715	217,096
SunCoke Energy, Inc. (2)	2,635	38,603
Sunoco, Inc.	4,965	235,837
Tesoro Corp.	8,730	217,901
(Cost $ 1,312,380)		1,255,170
Financial Services — 15.2%
Apartment Investment & Management Company (3)	8,900	240,567
Assurant, Inc.	4,960	172,806
Cincinnati Financial Corporation	6,690	254,688
E*TRADE Financial Corp. (2)	25,627	206,041
Equifax, Inc.	5,265	245,349
Federated Investors, Inc.	13,470	294,319
First Horizon National Corp.	25,502	220,592
Genworth Financial, Inc. (2)	31,150	176,309
Hudson City Bancorp, Inc.	32,640	207,917
Huntington Bancshares, Inc.	37,160	237,824
Legg Mason, Inc.	8,475	223,486
NASDAQ OMX Group, Inc./The	8,330	188,841
People's United Financial, Inc.	15,870	184,251
Torchmark Corp.	4,695	237,332
Wells Fargo & Co. Preferred (2)	1,700	0
Zions Bancorporation	12,535	243,430
(Cost $ 3,362,551)		3,333,752
Hardware — 7.5%
Advanced Micro Devices, Inc. (2)	37,780	216,479
Jabil Circuit, Inc.	10,380	211,025
JDS Uniphase Corp. (2)	19,547	215,017
Lam Research Corp. (2)	5,557	209,721
Lexmark International, Inc.	6,175	164,132
LSI Corp. (2)	34,285	218,395
Molex, Inc.	8,540	204,448
Teradyne, Inc. (2)	14,965	210,408
(Cost $ 1,727,869)		1,649,625
Healthcare — 6.2%
Coventry Health Care, Inc.	6,710	213,311
DENTSPLY International, Inc.	5,820	220,054
Hospira, Inc. (2)	6,710	234,716
Patterson Companies, Inc.	6,905	238,015
PerkinElmer, Inc.	10,195	263,031
Tenet Healthcare Corp. (2)	39,770	208,395
(Cost $ 1,310,854)		1,377,522
Industrial Materials — 7.4%
Allegheny Technologies, Inc.	4,265	136,011
FLIR Systems, Inc.	8,135	158,633
Goodyear Tire & Rubber Company/The (2)	14,395	170,005
Leggett & Platt, Inc.	8,850	187,000
Leucadia National Corp.	8,960	190,579
SAIC, Inc.	16,595	201,131
Snap-on, Inc.	4,030	250,868
Titanium Metals Corp.	13,615	153,986
Xylem, Inc,	7,950	200,101
(Cost $ 1,947,513)		1,648,314

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Common Stocks — continued
Media — 3.2%
Gannett Company, Inc.	15,250	224,633
Scripps Networks Interactive	4,805	273,212
Washington Post Company/The	540	201,863
(Cost $ 682,554)		699,708
Real Estate Management — 1.0%
CBRE Group, Inc. (2)	13,400	219,224
(Cost $ 223,240)		219,224
Software — 1.9%
Compuware Corp. (2)	24,520	228,036
Dun & Bradstreet Corp./The	2,725	193,938
(Cost $ 445,324)		421,974
Technology — 3.6%
Computer Sciences Corp.	8,610	213,700
First Solar, Inc. (2)	6,040	90,963
Harris Corp.	5,660	236,871
Whirlpool Corp.	4,300	262,988
(Cost $ 882,873)		804,522
Utilities — 6.1%
AGL Resources, Inc.	4,826	187,008
Integrys Energy Group, Inc.	3,760	213,831
MetroPCS Communications, Inc. (2)	23,505	142,205
NRG Energy, Inc. (2)	11,255	195,387
Pepco Holdings, Inc.	10,055	196,776
Quanta Services, Inc. (2)	9,465	227,823
TECO Energy, Inc.	10,660	192,520
(Cost $ 1,429,520)		1,355,550
Total Common Stocks (Cost $ 21,818,622)		21,301,009

Money Market Registered Investment Companies — 3.2%
The Flex-funds Money Market Fund - Institutional Class, 0.17% (4)	709,530	709,530
Total Money Market Registered Investment Companies (Cost $709,530)		709,530

Floating Rate Demand Notes — 0.0%
Caterpillar Financial Power Investment Floating Rate Demand Note, 0.60%, 7/1/2012 (5)	86	86
Total Floating Rate Demand Notes (Cost $86)		86

U.S. Government Obligations — 0.5%
U.S. Treasury Bill, 0.12%, due 9/6/2012 (6)	100,000	99,988
Total U.S. Government Obligations (Cost $99,978)		99,988
Total Investments — 99.9% (Cost $ 22,628,216 )(1)		22,110,613
Other Assets less Liabilities — 0.1%		32,779
Total Net Assets — 100.0%		22,143,392

The Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Trustee Deferred Compensation (7)
The Flex-funds Aggressive Growth Fund	742	5,891
The Flex-funds Balanced Fund	389	3,777
The Flex-funds Dynamic Growth Fund	236	1,961
The Flex-funds Muirfield Fund	1,578	8,758
The Flex-funds Quantex Fund	1,102	25,015
The Flex-funds Utilities & Infrastructure Fund	85	2,007
Total Trustee Deferred Compensation (Cost $37,654)		47,409

	Long Contracts	Unrealized Appreciation (Depreciation) ($)

Futures Contracts
Standard & Poors Mid Cap 400 E-Mini expiring September 2012, notional value $657,650	7	16,258
Total Futures Contracts	7	16,258

(1)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $158,145. Cost for federal income tax purposes of $22,786,361 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,769,195
Unrealized depreciation	(2,444,943)
Net unrealized appreciation (depreciation)	$(675,748)

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2012.

(5)	Floating rate security. The rate shown represents the rate in effect at June 30, 2012.

(6)	Pledged as collateral on Futures Contracts.

(7)	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Utilities and Infrastructure Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Common Stocks — 96.7%
Electric Utility 18.2%
AES Corp. (2)	60,812	780,218
Enersis S.A. - ADR (3)	43,251	808,794
General Electric Co.	58,764	1,224,642
ITC Holdings Corp.	16,978	1,169,954
MDU Resources Group, Inc.	54,783	1,183,861
Northeast Utilities	15,068	584,789
(Cost $ 5,369,839)		5,752,258
Natural Gas Distribution 12.9%
Energy Transfer Equity, L.P.	17,674	724,988
MarkWest Energy Partners, L.P.	15,397	759,226
National Grid PLC - ADR (3)	16,308	864,161
ONEOK, Inc.	15,278	646,412
Williams Companies, Inc./The	38,615	1,112,884
(Cost $ 3,388,616)		4,107,671
Oil Exploration & Production 8.3%
CARBO Ceramics, Inc.	7,252	556,446
Energen Corporation	11,931	538,446
Ensco PLC - ADR (3)	13,087	614,696
EQT Corp.	17,216	923,294
(Cost $ 3,098,849)		2,632,882
Pipelines 18.1%
Enterprise Products Partners, L.P.	26,354	1,350,379
Kinder Morgan Energy Partners, L.P.	12,857	1,010,303
National Fuel Gas Co.	20,831	978,641
Questar Corp.	76,826	1,602,590
Spectra Energy Corp.	26,919	782,266
(Cost $ 4,494,700)		5,724,179
Telephone & Telecommunications 19.9%
American Tower Corp.	10,635	743,493
AT&T, Inc.	39,215	1,398,407
NII Holdings, Inc. (2)	60,865	622,649
QUALCOMM, Inc.	21,369	1,189,826
Telephone and Data Systems, Inc.	30,104	640,914
Verizon Communications, Inc.	17,409	773,656
Vodafone Group PLC - ADR (3)	32,442	914,216
(Cost $ 7,082,688)		6,283,161
Utility Services — 13.4%
ABB Limited - ADR (2)(3)	34,435	561,979
EnerSys (2)	13,480	472,744
Fluor Corp.	8,645	426,544
NiSource, Inc.	112,054	2,773,268
(Cost $ 3,758,646)		4,234,535
Water Utility — 6.0%
American Water Works Co., Inc.	37,299	1,278,610
Veolia Environnement - ADR (3)	48,641	613,849
(Cost $ 1,657,313)		1,892,459
Total Common Stocks (Cost $ 28,850,651)		30,627,145

The Utilities and Infrastructure Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Money Market Registered Investment Companies — 3.2%
The Flex-funds Money Market Fund - Institutional Class, 0.17% (4)	1,009,813	1,009,813
Total Money Market Registered Investment Companies (Cost $1,009,813)		1,009,813
Total Investments — 99.9% (Cost $29,860,464 )(1)		31,636,958
Other Assets less Liabilities — 0.1%		39,675
Total Net Assets — 100.0%		31,676,633

Trustee Deferred Compensation (5)
The Flex-funds Aggressive Growth Fund	892	7,082
The Flex-funds Balanced Fund	470	4,564
The Flex-funds Dynamic Growth Fund	284	2,360
The Flex-funds Muirfield Fund	1,485	8,242
The Flex-funds Quantex Fund	958	21,747
The Flex-funds Utilities & Infrastructure Fund	102	2,408
Total Trustee Deferred Compensation (Cost $37,811)		46,403

(1)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $99,197. Cost for federal income tax purposes of $29,959,661 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,432,468
Unrealized depreciation	(2,755,171)
Net unrealized appreciation (depreciation)	$1,677,297

(2)	Represents non-income producing securities.

(3)	American Depositary Receipt

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2012.

(5)	Assets of affiliates to The Utilities & Infrastructure Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Total Return Bond Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Registered Investment Companies — 99.2%
AllianceBernstein High Income Fund	389,578	3,502,303
DoubleLine Total Return Bond Fund	459,242	5,134,321
Federated Bond Fund	1,022,264	9,609,278
Fidelity Capital & Income Fund	623,823	5,651,834
iShares iBoxx $ High Yield Corporate Bond Fund	30,400	2,775,216
iShares iBoxx $ Investment Grade Corporate Bond Fund	89,925	10,574,281
iShares JP Morgan USD Emerging Markets Bond Fund	35,950	4,124,184
SPDR Barclays Capital High Yield Bond ETF	70,125	2,767,132
TCW Emerging Markets Income Fund	744,045	6,480,634
Vanguard Intermediate-Term Corporate Bond ETF	113,025	9,630,860
Vanguard Total Bond Market ETF	99,575	8,402,138
Total Registered Investment Companies (Cost $68,023,157)		68,652,181

Money Market Registered Investment Companies — 0.9%
The Flex-funds Money Market Fund - Institutional Class, 0.17% (2)	614,726	614,726
Total Money Market Registered Investment Companies (Cost $614,726)		614,726

U.S. Government Obligations — 0.2%
Government National Mortgage Association, 6.50%, due 07/20/2038	31,415	39,790
U.S. Treasury Bill, 0.12%, due 9/6/2012 (3)	100,000	99,988
Total U.S. Government Obligations (Cost $139,923)		139,778
Total Investments — 100.2% (Cost $68,777,806 )(1)		69,406,685
Liabilities less Other Assets — (0.2%)		(113,514)
Total Net Assets — 100.0%		69,293,171

The Total Return Bond Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Trustee Deferred Compensation (4)
The Flex-funds Aggressive Growth Fund	211	1,675
The Flex-funds Balanced Fund	109	1,058
The Flex-funds Dynamic Growth Fund	72	598
The Flex-funds Muirfield Fund	244	1,354
The Flex-funds Quantex Fund	114	2,588
The Flex-funds Utilities & Infrastructure Fund	25	590
Total Trustee Deferred Compensation (Cost $7,476)		7,863

(1)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $344,653. Cost for federal income tax purposes of $69,122,459 differs from value by net unrealized appreciation (depreciation) of securities as follows

Unrealized appreciation	$679,986
Unrealized depreciation	(395,760)
Net unrealized appreciation (depreciation)	$284,226

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2012.

(3)	Pledged as collateral on futures contracts.

(4)	Assets of affiliates to The Total Return Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — 6.9%
Access National Bank (3)	0.30	%(2)	07/05/12	9,213	9,213
Allied Bank (3)	0.30	%(2)	07/05/12	4,053	4,053
Alma Bank (3)	0.30	%(2)	07/05/12	44,836	44,836
AloStar Bank of Commerce (3)	0.30	%(2)	07/05/12	35,445	35,445
Alpine Bank (3)	0.30	%(2)	07/05/12	28,558	28,558
Ameriana Bank (3)	0.30	%(2)	07/05/12	175	175
American Enterprise Bank of Florida (3)	0.30	%(2)	07/05/12	4,592	4,592
American Momentum Bank (3)	0.30	%(2)	07/05/12	53,144	53,144
American National Bank (3)	0.30	%(2)	07/05/12	21,255	21,255
American National Bank-Fox Cities (3)	0.30	%(2)	07/05/12	2,011	2,011
American Savings Bank F.S.B. (3)	0.30	%(2)	07/05/12	152	152
American Savings Bank FSB (3)	0.30	%(2)	07/05/12	1,447	1,447
Americas United Bank (3)	0.30	%(2)	07/05/12	12,186	12,186
AmFirst Bank N.A. (3)	0.30	%(2)	07/05/12	359	359
Anthem Bank & Trust (3)	0.30	%(2)	07/05/12	8,150	8,150
Arizona Bank & Trust (3)	0.30	%(2)	07/05/12	39,132	39,132
Arvest Bank (3)	0.30	%(2)	07/05/12	2,052	2,052
Austin Bank of Chicago (3)	0.30	%(2)	07/05/12	8,109	8,109
Avidia Bank (3)	0.30	%(2)	07/05/12	39,132	39,132
Bancorp Bank (3)	0.30	%(2)	07/05/12	100,327	100,327
Bank Hapoalim B.M. (3)	0.30	%(2)	07/05/12	14,106	14,106
Bank Leumi USA (3)	0.30	%(2)	07/05/12	240,000	240,000
Bank Midwest Deposit Account	0.65	%(2)	07/01/12	250,073	250,073
Bank of America National Association (3)	0.30	%(2)	07/05/12	896	896
Bank of Augusta (3)	0.30	%(2)	07/05/12	8,557	8,557
Bank of Cadiz and Trust Company (3)	0.30	%(2)	07/05/12	9,844	9,844
Bank of Cave City (3)	0.30	%(2)	07/05/12	4,083	4,083
Bank of England (3)	0.30	%(2)	07/05/12	17,425	17,425
Bank of Fayetteville (3)	0.30	%(2)	07/05/12	4,069	4,069
Bank of Hawaii (3)	0.30	%(2)	07/05/12	46,507	46,507
Bank of Houston (3)	0.30	%(2)	07/05/12	24,836	24,836
Bank of Jackson Hole (3)	0.30	%(2)	07/05/12	4,123	4,123
Bank of Manhattan N.A. (3)	0.30	%(2)	07/05/12	15,540	15,540
Bank of Marin (3)	0.30	%(2)	07/05/12	2,031	2,031
Bank of Missouri (3)	0.30	%(2)	07/05/12	46,367	46,367
Bank of Princeton (3)	0.30	%(2)	07/05/12	6,073	6,073
Bank of the Ozarks (3)	0.30	%(2)	07/05/12	1,013	1,013
Bank of the Panhandle (3)	0.30	%(2)	07/05/12	9,915	9,915
Bank of the West (3)	0.30	%(2)	07/05/12	126,563	126,563
Bar Harbor Bank & Trust (3)	0.30	%(2)	07/05/12	8,109	8,109
Belmont Savings Bank (3)	0.30	%(2)	07/05/12	42,941	42,941
Benchmark Bank (3)	0.30	%(2)	07/05/12	7	7
Benefit Bank (3)	0.30	%(2)	07/05/12	12,550	12,550
Berkshire Bank (3)	0.30	%(2)	07/05/12	58,394	58,394
Beverly Bank & Trust Company National Associa (3)	0.30	%(2)	07/05/12	277	277
Biltmore Bank of Arizona (3)	0.30	%(2)	07/05/12	22,481	22,481
BMO Harris Bank National Association (3)	0.30	%(2)	07/05/12	23,268	23,268
BOKF National Association (3)	0.30	%(2)	07/05/12	55,714	55,714

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — continued
Boone Bank & Trust Co. (3)	0.30	%(2)	07/05/12	11,384	11,384
Boston Private Bank & Trust Company (3)	0.30	%(2)	07/05/12	20,386	20,386
Branch Banking and Trust Company (3)	0.30	%(2)	07/05/12	18,480	18,480
Brookhaven Bank (3)	0.30	%(2)	07/05/12	2,330	2,330
Business Bank (3)	0.30	%(2)	07/05/12	13,353	13,353
Business Bank (3)	0.30	%(2)	07/05/12	4,315	4,315
Business Bank of Saint Louis (3)	0.30	%(2)	07/05/12	19,548	19,548
Business First Bank (3)	0.30	%(2)	07/05/12	19,530	19,530
Cache Valley Bank (3)	0.30	%(2)	07/05/12	28,534	28,534
Cadence Bank N.A. (3)	0.30	%(2)	07/05/12	240,000	240,000
California Bank & Trust (3)	0.30	%(2)	07/05/12	811	811
Capital Bank (3)	0.30	%(2)	07/05/12	10,788	10,788
Capital One National Association (3)	0.30	%(2)	07/05/12	240,000	240,000
CapitalMark Bank & Trust (3)	0.30	%(2)	07/05/12	27,101	27,101
CapStar Bank (3)	0.30	%(2)	07/05/12	104,359	104,359
CapStone Bank (3)	0.30	%(2)	07/05/12	19,848	19,848
Cardinal Bank (3)	0.30	%(2)	07/05/12	37,594	37,594
Carolina Alliance Bank (3)	0.30	%(2)	07/05/12	1,074	1,074
Carver Federal Savings Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
Cathay Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
Celtic Bank (3)	0.30	%(2)	07/05/12	22,784	22,784
Centennial Bank (3)	0.30	%(2)	07/05/12	4,349	4,349
Centra Bank Inc. (3)	0.30	%(2)	07/05/12	19,448	19,448
Central Bank (3)	0.30	%(2)	07/05/12	6,487	6,487
Central Bank Illinois (3)	0.30	%(2)	07/05/12	65	65
Central Bank of Kansas City (3)	0.30	%(2)	07/05/12	358	358
CheckSpring Bank (3)	0.30	%(2)	07/05/12	215	215
Chemical Bank (3)	0.30	%(2)	07/05/12	3,726	3,726
Chickasha Bank & Trust Company (3)	0.30	%(2)	07/05/12	4,128	4,128
Citizens Bank & Trust Company (3)	0.30	%(2)	07/05/12	35,192	35,192
Citizens Bank of Pennsylvania (3)	0.30	%(2)	07/05/12	267	267
Citizens National Bank (3)	0.30	%(2)	07/05/12	1,974	1,974
Citizens National Bank of Bluffton (3)	0.30	%(2)	07/05/12	4,159	4,159
City First Bank of D.C. National Association (3)	0.30	%(2)	07/05/12	14,909	14,909
City National Bank (3)	0.30	%(2)	07/05/12	543	543
City National Bank of Sulphur Springs (3)	0.30	%(2)	07/05/12	1,364	1,364
City National Bank of Taylor (3)	0.30	%(2)	07/05/12	9,050	9,050
Cole Taylor Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
Collin Bank (3)	0.30	%(2)	07/05/12	10,595	10,595
Columbia State Bank (3)	0.30	%(2)	07/05/12	36,249	36,249
Columbus First Bank Demand Deposit Account	0.55	%(2)	07/01/12	249,917	249,917
Comerica Bank (3)	0.30	%(2)	07/05/12	45,151	45,151
Commencement Bank (3)	0.30	%(2)	07/05/12	12,384	12,384
Commerce Bank & Trust Company (3)	0.30	%(2)	07/05/12	63,657	63,657

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — continued
Commerce National Bank (3)	0.30	%(2)	07/05/12	754	754
Community Bank & Trust (3)	0.30	%(2)	07/05/12	27,719	27,719
Community Bank of Oelwein (3)	0.30	%(2)	07/05/12	8,466	8,466
Community Bank of Santa Maria (3)	0.30	%(2)	07/05/12	962	962
Community Bank of the Bay (3)	0.30	%(2)	07/05/12	1,560	1,560
Community Mutual Savings Bank (3)	0.30	%(2)	07/05/12	10,900	10,900
Community Trust Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
Congaree State Bank (3)	0.30	%(2)	07/05/12	11,690	11,690
Congressional Bank (3)	0.30	%(2)	07/05/12	12,653	12,653
Cooper State Bank (3)	0.30	%(2)	07/05/12	4,019	4,019
Crescent State Bank (3)	0.30	%(2)	07/05/12	19,972	19,972
Crystal Lake Bank and Trust Company N.A. (3)	0.30	%(2)	07/05/12	9	9
Delta Trust & Bank (3)	0.30	%(2)	07/05/12	40,412	40,412
DeWitt Bank & Trust Company (3)	0.30	%(2)	07/05/12	3,003	3,003
Diamond Bank (3)	0.30	%(2)	07/05/12	30,074	30,074
DMB Community Bank (3)	0.30	%(2)	07/05/12	28,654	28,654
Dollar Bank Federal Savings Bank (3)	0.30	%(2)	07/05/12	10,224	10,224
Dubuque Bank & Trust Company (3)	0.30	%(2)	07/05/12	4,019	4,019
Eagle Bank and Trust Company (3)	0.30	%(2)	07/05/12	10,439	10,439
EagleBank (3)	0.30	%(2)	07/05/12	240,000	240,000
East River Bank (3)	0.30	%(2)	07/05/12	1,077	1,077
East West Bank (3)	0.30	%(2)	07/05/12	240,955	240,955
Empire National Bank (3)	0.30	%(2)	07/05/12	4,048	4,048
Encore Bank National Association (3)	0.30	%(2)	07/05/12	2,974	2,974
Encore National Bank (3)	0.30	%(2)	07/05/12	1,168	1,168
Enterprise Bank & Trust (3)	0.30	%(2)	07/05/12	71,793	71,793
Equity Bank A National Association (3)	0.30	%(2)	07/05/12	9,279	9,279
EverBank Money Market Account	0.76	%(2)	07/01/12	250,269	250,269
Excel Bank Demand Deposit Account	0.40	%(2)	07/01/12	249,716	249,716
Exchange Bank & Trust Company (3)	0.30	%(2)	07/05/12	21,492	21,492
Exchange State Bank (3)	0.30	%(2)	07/05/12	4,045	4,045
Fannin Bank (3)	0.30	%(2)	07/05/12	7	7
Farmers & Merchants Bank of Long Beach (3)	0.30	%(2)	07/05/12	644	644
Farmers & Merchants State Bank (3)	0.30	%(2)	07/05/12	1,159	1,159
Farmers and Merchants State Bank of Blooming (3)	0.30	%(2)	07/05/12	7,833	7,833
Farmers Bank (3)	0.30	%(2)	07/05/12	270	270
Farmers Exchange Bank (3)	0.30	%(2)	07/05/12	14,750	14,750
Farmers State Bank (3)	0.30	%(2)	07/05/12	7	7
Fidelity Bank (3)	0.30	%(2)	07/05/12	27,766	27,766
First Bank & Trust (3)	0.30	%(2)	07/05/12	18	18

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — continued
First Bank Financial Centre (3)	0.30	%(2)	07/05/12	964	964
First Choice Bank (3)	0.30	%(2)	07/05/12	18,008	18,008
First Commercial Bank (3)	0.30	%(2)	07/05/12	953	953
First Commercial Bank (3)	0.30	%(2)	07/05/12	7,961	7,961
First Community Bank (3)	0.30	%(2)	07/05/12	19,201	19,201
First County Bank (3)	0.30	%(2)	07/05/12	55,098	55,098
First Federal Bank (3)	0.30	%(2)	07/05/12	14,830	14,830
First Foundation Bank (3)	0.30	%(2)	07/05/12	108,810	108,810
First International Bank & Trust (3)	0.30	%(2)	07/05/12	273	273
First Internet Bank of Indiana (3)	0.30	%(2)	07/05/12	44,991	44,991
First Interstate Bank (3)	0.30	%(2)	07/05/12	747	747
First Merchants Bank Demand Deposit Account	0.30	%(2)	07/01/12	249,527	249,527
First N.A. (3)	0.30	%(2)	07/05/12	17,345	17,345
First National Bank - Fox Valley (3)	0.30	%(2)	07/05/12	295	295
First National Bank (3)	0.30	%(2)	07/05/12	38,932	38,932
First National Bank (3)	0.30	%(2)	07/05/12	969	969
First National Bank in Green Forest (3)	0.30	%(2)	07/05/12	2,061	2,061
First National Bank in Sioux Falls (3)	0.30	%(2)	07/05/12	953	953
First National Bank of America (3)	0.30	%(2)	07/05/12	1,040	1,040
First National Bank of Fort Smith (3)	0.30	%(2)	07/05/12	1,528	1,528
First National Bank of Long Island (3)	0.30	%(2)	07/05/12	99,927	99,927
First National Bank of Omaha (3)	0.30	%(2)	07/05/12	657	657
First National Bank of Santa Fe (3)	0.30	%(2)	07/05/12	22,460	22,460
First Premier Bank (3)	0.30	%(2)	07/05/12	30,069	30,069
First Security Bank & Trust Company (3)	0.30	%(2)	07/05/12	103	103
First Security Bank (3)	0.30	%(2)	07/05/12	83,403	83,403
First State Bank (3)	0.30	%(2)	07/05/12	376	376
First State Bank (3)	0.30	%(2)	07/05/12	8,170	8,170
First State Bank of DeQueen (3)	0.30	%(2)	07/05/12	8,627	8,627
First State Bank of Northwest Arkansas (3)	0.30	%(2)	07/05/12	5,842	5,842
First Trade Union Bank (3)	0.30	%(2)	07/05/12	1,562	1,562
First Utah Bank (3)	0.30	%(2)	07/05/12	999	999
First Virginia Community Bank (3)	0.30	%(2)	07/05/12	8,325	8,325
First Western Bank (3)	0.30	%(2)	07/05/12	19	19
FirstAtlantic Bank (3)	0.30	%(2)	07/05/12	967	967
FirstBank (3)	0.30	%(2)	07/05/12	12,380	12,380
First-Citizens Bank & Trust Company (3)	0.30	%(2)	07/05/12	98,770	98,770
FirstMerit Bank National Association (3)	0.30	%(2)	07/05/12	2,039	2,039
Flagship Community Bank (3)	0.30	%(2)	07/05/12	951	951
Flatirons Bank (3)	0.30	%(2)	07/05/12	12,384	12,384

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — continued
Florida Business Bank (3)	0.30	%(2)	07/05/12	4,048	4,048
Florida Parishes Bank (3)	0.30	%(2)	07/05/12	811	811
Forrest City Bank NA (3)	0.30	%(2)	07/05/12	1,984	1,984
Fortune Bank (3)	0.30	%(2)	07/05/12	13,085	13,085
Fox Chase Bank (3)	0.30	%(2)	07/05/12	8,334	8,334
Franklin Synergy Bank (3)	0.30	%(2)	07/05/12	36,266	36,266
Frost National Bank (3)	0.30	%(2)	07/05/12	262	262
Genesee Regional Bank (3)	0.30	%(2)	07/05/12	28,854	28,854
Georgia Bank & Trust Company of Augusta (3)	0.30	%(2)	07/05/12	21,910	21,910
Georgia Banking Company (3)	0.30	%(2)	07/05/12	13,134	13,134
German American Bancorp (3)	0.30	%(2)	07/05/12	6,074	6,074
Glacier Bank (3)	0.30	%(2)	07/05/12	68,927	68,927
Glens Falls National Bank and Trust Company (3)	0.30	%(2)	07/05/12	302	302
Golden Pacific Bank National Association (3)	0.30	%(2)	07/05/12	957	957
Gotham Bank of New York (3)	0.30	%(2)	07/05/12	17,765	17,765
Grand Savings Bank (3)	0.30	%(2)	07/05/12	10,224	10,224
Grand Valley Bank (3)	0.30	%(2)	07/05/12	4,019	4,019
Green Bank National Association (3)	0.30	%(2)	07/05/12	22,225	22,225
Guaranty Bank (3)	0.30	%(2)	07/05/12	12,465	12,465
Guaranty Bond Bank (3)	0.30	%(2)	07/05/12	173,707	173,707
GulfShore Bank (3)	0.30	%(2)	07/05/12	12,384	12,384
Happy State Bank (3)	0.30	%(2)	07/05/12	272	272
Heartland Bank (3)	0.30	%(2)	07/05/12	31	31
Heartland Bank (3)	0.30	%(2)	07/05/12	15	15
Helena National Bank (3)	0.30	%(2)	07/05/12	7,244	7,244
Heritage Oaks Bank (3)	0.30	%(2)	07/05/12	43,147	43,147
Hingham Institution for Savings (3)	0.30	%(2)	07/05/12	39,132	39,132
Home Federal Bank (3)	0.30	%(2)	07/05/12	13,152	13,152
Horizon Bank National Association (3)	0.30	%(2)	07/05/12	1,339	1,339
Hyperion Bank (3)	0.30	%(2)	07/05/12	2,063	2,063
IBERIABANK (3)	0.30	%(2)	07/05/12	240,000	240,000
Icon Bank of Texas National Association (3)	0.30	%(2)	07/05/12	2,798	2,798
Independence Bank (3)	0.30	%(2)	07/05/12	642	642
Independent Bank of Texas (3)	0.30	%(2)	07/05/12	967	967
Inland Bank and Trust (3)	0.30	%(2)	07/05/12	175	175
Integrity Bank (3)	0.30	%(2)	07/05/12	8,291	8,291
Investors Community Bank (3)	0.30	%(2)	07/05/12	4,047	4,047
Isabella Bank (3)	0.30	%(2)	07/05/12	1,054	1,054
Israel Discount Bank of New York (3)	0.30	%(2)	07/05/12	240,000	240,000
JPMorgan Chase Bank National Association (3)	0.30	%(2)	07/05/12	137	137
Kaiser Federal Bank (3)	0.30	%(2)	07/05/12	4,045	4,045
Katahdin Trust Company (3)	0.30	%(2)	07/05/12	21,828	21,828
KeyBank National Association (3)	0.30	%(2)	07/05/12	15,669	15,669
KeySource Commercial Bank (3)	0.30	%(2)	07/05/12	1,404	1,404

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — continued
Lake Forest Bank & Trust Company (3)	0.30	%(2)	07/05/12	9	9
Lake National Bank (3)	0.30	%(2)	07/05/12	16	16
Landmark Community Bank (3)	0.30	%(2)	07/05/12	8,150	8,150
Landmark National Bank (3)	0.30	%(2)	07/05/12	2,131	2,131
Leader Bank National Association (3)	0.30	%(2)	07/05/12	9,625	9,625
Legacy Bank (3)	0.30	%(2)	07/05/12	959	959
Legacy National Bank (3)	0.30	%(2)	07/05/12	4,084	4,084
LegacyTexas Bank (3)	0.30	%(2)	07/05/12	16	16
Level One Bank (3)	0.30	%(2)	07/05/12	24,623	24,623
Lewis & Clark Bank (3)	0.30	%(2)	07/05/12	4,032	4,032
Libertad Bank SSB (3)	0.30	%(2)	07/05/12	3,733	3,733
Liberty Bank (3)	0.30	%(2)	07/05/12	31,909	31,909
Liberty Bank (3)	0.30	%(2)	07/05/12	4,019	4,019
Liberty Bank National Association (3)	0.30	%(2)	07/05/12	4	4
Liberty Bank of Arkansas (3)	0.30	%(2)	07/05/12	36,917	36,917
Libertyville Bank & Trust Company (3)	0.30	%(2)	07/05/12	4	4
Lifestore Bank (3)	0.30	%(2)	07/05/12	967	967
Lone Star National Bank (3)	0.30	%(2)	07/05/12	45,533	45,533
MainStreet Bank (3)	0.30	%(2)	07/05/12	21,950	21,950
Manufacturers Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
MB Financial Bank N.A. (3)	0.30	%(2)	07/05/12	274	274
mBank (3)	0.30	%(2)	07/05/12	9,181	9,181
Mercantil Commercebank National Association (3)	0.30	%(2)	07/05/12	5,059	5,059
Mercantile Bank & Trust Company (3)	0.30	%(2)	07/05/12	17,174	17,174
Mercantile Bank of Michigan (3)	0.30	%(2)	07/05/12	48,305	48,305
Merchants & Farmers Bank (3)	0.30	%(2)	07/05/12	1,991	1,991
Merchants Bank (3)	0.30	%(2)	07/05/12	496	496
Meridian Bank (3)	0.30	%(2)	07/05/12	2,537	2,537
Metropolitan Capital Bank & Trust (3)	0.30	%(2)	07/05/12	17,833	17,833
Metropolitan National Bank (3)	0.30	%(2)	07/05/12	113,155	113,155
Midwest Regional Bank (3)	0.30	%(2)	07/05/12	471	471
Mifflin County Savings Bank (3)	0.30	%(2)	07/05/12	1,978	1,978
MileStone Bank (3)	0.30	%(2)	07/05/12	6,073	6,073
Miners Bank (3)	0.30	%(2)	07/05/12	8,150	8,150
Minnesota Bank & Trust (3)	0.30	%(2)	07/05/12	17,155	17,155
Morris Bank (3)	0.30	%(2)	07/05/12	322	322
National Bank & Trust Company (3)	0.30	%(2)	07/05/12	10,590	10,590
National Bank of California (3)	0.30	%(2)	07/05/12	388	388
Nationwide Bank Deposit Account	0.77	%(2)	07/01/12	250,220	250,220
Needham Bank (3)	0.30	%(2)	07/05/12	28,338	28,338
New Mexico Bank & Trust (3)	0.30	%(2)	07/05/12	14,056	14,056
Newburyport Five Cents Savings Bank (3)	0.30	%(2)	07/05/12	37	37
NOA Bank (3)	0.30	%(2)	07/05/12	1,211	1,211
Noah Bank (3)	0.30	%(2)	07/05/12	7,229	7,229
North Jersey Community Bank (3)	0.30	%(2)	07/05/12	20,423	20,423

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — continued
North Shore Community Bank & Trust Company (3)	0.30	%(2)	07/05/12	9	9
Northbrook Bank & Trust Company (3)	0.30	%(2)	07/05/12	19	19
Northern Bank & Trust Company (3)	0.30	%(2)	07/05/12	44,696	44,696
Nuvo Bank & Trust Company (3)	0.30	%(2)	07/05/12	12,653	12,653
Oak View National Bank (3)	0.30	%(2)	07/05/12	1,966	1,966
Oasis Bank SSB (3)	0.30	%(2)	07/05/12	263	263
OceanFirst Bank (3)	0.30	%(2)	07/05/12	963	963
Ohio Commerce Bank (3)	0.30	%(2)	07/05/12	4,417	4,417
Old Plank Trail Community Bank National Assoc (3)	0.30	%(2)	07/05/12	429	429
One Bank & Trust National Association (3)	0.30	%(2)	07/05/12	1,984	1,984
OneWest Bank FSB (3)	0.30	%(2)	07/05/12	28,439	28,439
Ossian State Bank (3)	0.30	%(2)	07/05/12	754	754
Pacific Commerce Bank (3)	0.30	%(2)	07/05/12	23,356	23,356
Pacific Enterprise Bank (3)	0.30	%(2)	07/05/12	26,651	26,651
Paragon Commercial Bank (3)	0.30	%(2)	07/05/12	89,456	89,456
Parkside Financial Bank & Trust (3)	0.30	%(2)	07/05/12	12,380	12,380
Peapack-Gladstone Bank (3)	0.30	%(2)	07/05/12	9	9
Pegasus Bank (3)	0.30	%(2)	07/05/12	2,973	2,973
Peoples Bank National Association (3)	0.30	%(2)	07/05/12	1,082	1,082
Peoples Bank of Commerce (3)	0.30	%(2)	07/05/12	8,117	8,117
Peoples Community Bank (3)	0.30	%(2)	07/05/12	12,011	12,011
Peoples United Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
Petit Jean State Bank (3)	0.30	%(2)	07/05/12	7,148	7,148
Pine Bluff National Bank (3)	0.30	%(2)	07/05/12	5,103	5,103
Plaza Bank (3)	0.30	%(2)	07/05/12	971	971
PNC Bank National Association (3)	0.30	%(2)	07/05/12	18,936	18,936
Post Oak Bank N.A. (3)	0.30	%(2)	07/05/12	4,048	4,048
Premier Bank (3)	0.30	%(2)	07/05/12	21,906	21,906
Premier Bank (3)	0.30	%(2)	07/05/12	10,522	10,522
PrinsBank (3)	0.30	%(2)	07/05/12	5,060	5,060
Private Bank Minnesota (3)	0.30	%(2)	07/05/12	12,413	12,413
ProAmérica Bank (3)	0.30	%(2)	07/05/12	21,871	21,871
Professional Business Bank (3)	0.30	%(2)	07/05/12	4,048	4,048
Progress Bank and Trust (3)	0.30	%(2)	07/05/12	4,116	4,116
Quad City Bank and Trust Company (3)	0.30	%(2)	07/05/12	46,095	46,095
Quontic Bank (3)	0.30	%(2)	07/05/12	956	956
RBS Citizens National Association (3)	0.30	%(2)	07/05/12	294	294
Regent Bank (3)	0.30	%(2)	07/05/12	1,002	1,002
Regions Bank (3)	0.30	%(2)	07/05/12	107,830	107,830
Renasant Bank (3)	0.30	%(2)	07/05/12	38,323	38,323
Republic Bank & Trust (3)	0.30	%(2)	07/05/12	2,395	2,395
Republic Bank & Trust Company (3)	0.30	%(2)	07/05/12	966	966
Republic Bank (3)	0.30	%(2)	07/05/12	4,065	4,065

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — continued
River Community Bank N.A. (3)	0.30	%(2)	07/05/12	9,523	9,523
RiverBend Bank (3)	0.30	%(2)	07/05/12	197	197
Riverside Bank (3)	0.30	%(2)	07/05/12	264	264
Riverview Bank (3)	0.30	%(2)	07/05/12	8,107	8,107
Rockland Trust Company (3)	0.30	%(2)	07/05/12	53,502	53,502
RSNB Bank (3)	0.30	%(2)	07/05/12	15,192	15,192
Saratoga National Bank & Trust Company (3)	0.30	%(2)	07/05/12	302	302
Sauk Valley Bank & Trust Company (3)	0.30	%(2)	07/05/12	35	35
Savings Institute Bank and Trust Company (3)	0.30	%(2)	07/05/12	6,073	6,073
Schaumburg Bank & Trust Company National Asso (3)	0.30	%(2)	07/05/12	9	9
Seaside National Bank & Trust (3)	0.30	%(2)	07/05/12	85,240	85,240
Seaway Bank and Trust Company (3)	0.30	%(2)	07/05/12	21,783	21,783
Security First Bank (3)	0.30	%(2)	07/05/12	151	151
SharePlus Federal Bank (3)	0.30	%(2)	07/05/12	1,639	1,639
Signature Bank (3)	0.30	%(2)	07/05/12	9,469	9,469
Signature Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
Signature Bank National Association (3)	0.30	%(2)	07/05/12	1,044	1,044
Solera National Bank (3)	0.30	%(2)	07/05/12	4,444	4,444
Southern Bancorp Bank (3)	0.30	%(2)	07/05/12	698	698
Southern Bank (3)	0.30	%(2)	07/05/12	19	19
Southwest Bank (3)	0.30	%(2)	07/05/12	22,716	22,716
St. Charles Bank & Trust Company (3)	0.30	%(2)	07/05/12	1,364	1,364
State Bank and Trust Company (3)	0.30	%(2)	07/05/12	2,470	2,470
State Bank of the Lakes (3)	0.30	%(2)	07/05/12	3	3
Sterling National Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
Sturdy Savings Bank (3)	0.30	%(2)	07/05/12	964	964
Summit Bank & Trust (3)	0.30	%(2)	07/05/12	17,772	17,772
Summit Bank (3)	0.30	%(2)	07/05/12	3,668	3,668
Summit Community Bank Inc. (3)	0.30	%(2)	07/05/12	4,183	4,183
TD Bank Demand Deposit Account	0.30	%(2)	07/01/12	249,437	249,437
TD Bank N.A. (3)	0.30	%(2)	07/05/12	240,000	240,000
Team Capital Bank (3)	0.30	%(2)	07/05/12	104,359	104,359
Texas Capital Bank National Association (3)	0.30	%(2)	07/05/12	240,000	240,000
Touchmark National Bank (3)	0.30	%(2)	07/05/12	12,970	12,970
Town Bank (3)	0.30	%(2)	07/05/12	6	6
Transportation Alliance Bank Inc. (3)	0.30	%(2)	07/05/12	16	16
Treynor State Bank (3)	0.30	%(2)	07/05/12	22,152	22,152
TriSummit Bank (3)	0.30	%(2)	07/05/12	21,285	21,285
U.S. Bank National Association (3)	0.30	%(2)	07/05/12	331	331
Uinta Bank (3)	0.30	%(2)	07/05/12	13,459	13,459
UMB Bank Arizona National Association (3)	0.30	%(2)	07/05/12	997	997

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — continued
UMB Bank Colorado National Association (3)	0.30	%(2)	07/05/12	148	148
UMB Bank National Association (3)	0.30	%(2)	07/05/12	269	269
Umpqua Bank (3)	0.30	%(2)	07/05/12	760	760
Union Bank National Association (3)	0.30	%(2)	07/05/12	271	271
Union Bank of Mena (3)	0.30	%(2)	07/05/12	32	32
Union Center National Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
United Bank (3)	0.30	%(2)	07/05/12	20,086	20,086
United Bank (3)	0.30	%(2)	07/05/12	979	979
United Bank Inc. (3)	0.30	%(2)	07/05/12	18,359	18,359
USNY Bank (3)	0.30	%(2)	07/05/12	6,214	6,214
Valley Bank (3)	0.30	%(2)	07/05/12	7,090	7,090
Valley National Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
Valliance Bank (3)	0.30	%(2)	07/05/12	1,176	1,176
Veritex Community Bank National Association (3)	0.30	%(2)	07/05/12	401	401
Verus Bank of Commerce (3)	0.30	%(2)	07/05/12	32,149	32,149
Victory Bank (3)	0.30	%(2)	07/05/12	2,027	2,027
ViewPoint Bank National Association (3)	0.30	%(2)	07/05/12	49,265	49,265
Village Bank & Trust (3)	0.30	%(2)	07/05/12	15	15
Virginia Heritage Bank (3)	0.30	%(2)	07/05/12	30,771	30,771
Warren Bank & Trust Company (3)	0.30	%(2)	07/05/12	10,155	10,155
Washington Trust Bank (3)	0.30	%(2)	07/05/12	13,116	13,116
Washington Trust Company of Westerly (3)	0.30	%(2)	07/05/12	305	305
Webster Bank National Association (3)	0.30	%(2)	07/05/12	972	972
Wells Fargo Bank National Association (3)	0.30	%(2)	07/05/12	477	477
West Town Savings Bank (3)	0.30	%(2)	07/05/12	151	151
Western Alliance Bank (3)	0.30	%(2)	07/05/12	497	497
Western National Bank (3)	0.30	%(2)	07/05/12	1,841	1,841
Wheaton Bank & Trust Company (3)	0.30	%(2)	07/05/12	9	9
Whidbey Island Bank (3)	0.30	%(2)	07/05/12	687	687
Wilmington Savings Fund Society FSB (3)	0.30	%(2)	07/05/12	40,358	40,358
Wilmington Trust National Association (3)	0.30	%(2)	07/05/12	1,006	1,006
Wisconsin Community Bank (3)	0.30	%(2)	07/05/12	240,000	240,000
Wolverine Bank Federal Savings Bank (3)	0.30	%(2)	07/05/12	35	35
Xenith Bank (3)	0.30	%(2)	07/05/12	36,537	36,537
Total Bank Obligations (Cost $11,763,023)					11,763,023

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — 3.2%
Ally Bank	0.45%	06/06/13	249,000	249,000
Amboy Bank	0.30%	03/12/13	249,000	249,000
Bank Hapoalim	0.30%	03/07/13	249,000	249,000
Bank of Baroda	0.35%	03/08/13	249,000	249,000
Bank of China	0.60%	11/30/12	249,000	249,000
Bank of the West	0.50%	06/13/13	248,000	248,000
Beal Bank SSB	0.35%	02/06/13	249,000	249,000
Beal Bank USA	0.35%	02/06/13	249,000	249,000
BMW Bank NA	0.45%	11/30/12	249,000	249,000
Compass Bank FDIC	0.35%	05/16/13	249,000	249,000
Discover Bank	0.45%	11/30/12	249,000	249,000
Doral Bank	0.50%	02/08/13	249,000	249,000
Fifth Third Bank	0.55%	12/21/12	249,000	249,000
First Bank of Puerto Rico	0.55%	12/31/12	249,000	249,000
Goldman Sachs Bank	0.35%	02/08/13	249,000	249,000
Huntington National Bank	0.45%	06/07/13	249,000	249,000
Medallion Bank	0.30%	03/08/13	249,000	249,000
Mizuho Corp. Bank	0.30%	03/14/13	249,000	249,000
Private Bank & Trust	0.35%	05/10/13	249,000	249,000
Safra National Bank	0.40%	05/17/13	249,000	249,000
Sovereign Bank	0.40%	02/07/13	249,000	249,000
Synovus Bank FDIC	0.35%	05/24/13	249,000	249,000
Total Certificates of Deposit (Cost $5,477,000)				5,477,000

Commercial Paper — 6.6%
Bank Nova Scotia	0.40%	07/11/12	250,000	249,975
Bank of Tokyo	0.35%	07/02/12	110,000	110,000
Bank of Tokyo	0.40%	08/16/12	1,000,000	999,500
Prudential Funding	0.26%	07/06/12	1,000,000	999,971
Prudential Funding	0.35%	08/06/12	1,000,000	999,660
Prudential Funding	0.40%	08/31/12	1,000,000	999,333
Prudential Funding	0.42%	12/13/12	1,000,000	998,087
Toyota Motor Credit	0.52%	09/14/12	1,000,000	998,931
Toyota Motor Credit	0.51%	10/01/12	1,000,000	998,711
Toyota Motor Credit	0.63%	11/19/12	1,000,000	997,550
Toyota Motor Credit	0.45%	12/04/12	1,000,000	998,063
Toyota Motor Credit	0.50%	01/02/13	1,000,000	997,444
Toyota Motor Credit	0.57%	02/04/13	1,000,000	996,564
Total Commercial Paper (Cost $11,360,000)				11,343,789

Corporate Obligations — 43.6%
Bank Nova Scotia	2.25%		01/22/13	5,000,000	5,049,919
Bank Nova Scotia Yankee CD	0.79	%(2)	08/15/12	1,250,000	1,251,949
Bath Technologies (5)	0.29%		07/05/12	735,000	735,000
Canadian Imperial Bank (5)	2.00%		02/04/13	5,000,000	5,048,017
Canadian Imperial Bank NY Yankee CD	0.66	%(2)	09/12/12	4,000,000	4,001,125
Caterpillar Financial Power Investment Floating Rate Demand Note	0.60	%(4)	07/01/12	9,766,457	9,766,457
Clinic Building, LLC. (5)	0.24%		07/05/12	3,675,000	3,675,000

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Schedule of Investments
June 30, 2012 (unaudited)

The Money Market Fund
Security Description	Coupon/ Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)
Corporate Obligations —continued
Commonwealth Bank of Australia (5)	1.25	%(2)	08/20/12	5,000,000	5,009,760
Commonwealth Bank of Australia (5)	1.02	%(2)	09/19/12	5,000,000	5,016,546
GE Demand Note	0.70	%(2)	07/01/12	9,252,807	9,252,807
JP Morgan Chase	5.38%		10/01/12	5,000,000	5,060,533
Martin Wheel Co. Inc. (5)	3.00%		07/05/12	1,580,000	1,580,000
Met Life Global Funding	2.50%		01/11/13	1,000,000	1,010,136
National Bank of Australia (5)	2.35%		11/16/12	2,000,000	2,013,678
National Bank of Australia (5)	2.50%		01/08/13	1,500,000	1,515,072
Royal Bank of Canada Yankee CD	2.25%		03/15/13	1,300,000	1,314,909
Royal Bank of Canada Yankee CD	0.56	%(2)	09/13/12	5,000,000	5,000,000
Springside Corp. Exchange Partners, LLC (5)	0.24%		07/05/12	2,000,000	2,000,000
Toyota Motor Credit	0.67	%(2)	07/24/12	1,000,000	1,000,000
Westpac Banking Corp.	0.57	%(2)	08/10/12	5,000,000	5,000,000
Total Corporate Obligations (Cost $74,059,264)					74,300,908

U.S. Government Agency Obligations — 8.6%
Fannie Mae	0.38	%(2)	09/13/12	4,000,000	4,000,929
Federal Farm Credit	0.20	%(2)	07/06/12	2,000,000	2,000,000
Federal Farm Credit	0.19	%(2)	07/27/12	2,000,000	2,000,000
Federal Farm Credit	4.55%		08/10/12	35,000	35,152
Federal Farm Credit	0.24	%(2)	08/17/12	1,000,000	1,000,000
Federal Farm Credit	0.28	%(2)	09/07/12	1,700,000	1,700,016
Federal Home Loan Bank	0.21	%(2)	07/18/12	4,000,000	3,999,973
Total U.S. Government Agency Obligations (Cost $14,735,000)					14,736,070

Security Description	Shares or Principal Amount ($)	Fair Value ($)

Money Market Registered Investment Companies — 31.1%
Dreyfus Treasury & Agency Cash Management Institutional Fund, 0.01% (6)	687	687
Federated Prime Value Obligations Fund, 0.22% (6)	40,896,046	40,896,046
Fidelity Institutional Money Market Portfolio, 0.22% (6)	12,232,292	12,232,292
Total Money Market Registered Investment Companies (Cost $53,129,025)		53,129,025
Total Investments — 99.9% (Cost $170,749,815 ) (1)		170,749,815
Other Assets less Liabilities — 0.1%		238,827
Total Net Assets — 100.0%		170,988,642

The Money Market Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Trustee Deferred Compensation (7)
The Flex-funds Aggressive Growth Fund	627	4,978
The Flex-funds Balanced Fund	325	3,156
The Flex-funds Dynamic Growth Fund	198	1,645
The Flex-funds Muirfield Fund	1,347	7,476
The Flex-funds Quantex Fund	954	21,656
The Flex-funds Utilities & Infrastructure Fund	71	1,676
Total Trustee Deferred Compensation (Cost $34,572)		40,587

(1)	Cost for federal income tax and financial reporting purposes are the same.

(2)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2012. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(3)
Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. These securities were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company, and are insured through the Federal Deposit Insurance Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. The securities are classified as illiquid because if the Fund were to redeem its investment in the program, the proceeds are delivered only once per week; on the Wednesday of the next week following the redemption request. The maximum number of days from a redemption request to receiving the proceeds is nine days. Hence the Fund may not be able to receive its proceeds within seven days. As of June 30, 2012, illiquid securities represented 5.9% of Total Investments, but at the time of purchase was below 5.0%.

(4)	Floating rate security. The rate shown represents the rate in effect at June 30, 2012. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(5)
Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. Bath Technologies was acquired on 10/18/1999. Clinic Building, LLC was acquired on 11/4/2011. Martin Wheel Co., Inc. was acquired on 1/26/2001. Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004. Canadian Imperial Bank was acquired on 3/7/2012. Commonwealth Bank of Australia was acquired on 2/8/2012. Commonwealth Bank of Australia was acquired on 3/7/2012. National Bank of Australia was acquired on 3/6/2012. National Bank of Australia was acquired on 3/7/2012. As of June 30, 2012, securities restricted as to resale to institutional investors represented 15.6% of Total Investments. The acquisition cost is the same as amortized cost. The fair value noted approximates amortized cost.

(6)	7-day yield as of June 30, 2012.

(7)	Assets of affiliates to The Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Statements of Assets & Liabilities June 30, 2012 (unaudited)

	The Muirfield Fund	The Dynamic Growth Fund
Assets
Investments, at fair value*	$89,659,111	$67,353,500
Investments in affiliates, at fair value*	23,827,920	22,861,445
Trustee deferred compensation investments, at fair value	131,655	72,788
Receivable for net variation margin on futures contracts	874,040	835,980
Receivable for capital stock issued	109,451	34,343
Interest and dividend receivable	95,801	78,891
Prepaid expenses/other assets	18,393	13,800
Total Assets	114,716,371	91,250,747

Liabilities
Payable for Trustee Deferred Compensation Plan	131,655	72,788
Payable for capital stock redeemed	27,011	21,332
Dividends payable	—	—
Dividends payable - The Money Market Fund - Retail Class
Dividends payable - The Money Market Fund - Institutional Class
Payable to investment advisor	10,650	7,620
Accrued distribution plan (12b-1) and administrative service plan fees	96,206	104,100
Accrued transfer agent, fund accounting, CCO, and administrative fees	3,965	3,537
Accrued trustee fees	7,012	5,757
Other accrued liabilities	19,961	16,818
Total Liabilities	296,460	231,952

Net Assets	$114,419,911	$91,018,795

Net Assets
Capital	$114,250,336	$94,392,111
Accumulated undistributed (distributions in excess of) net investment income	(413,701)	(323,462)
Accumulated undistributed net realized gain (loss) from investments and futures contracts	(2,421,911)	(5,618,447)
Net unrealized appreciation (depreciation) of investments and futures contracts	3,005,187	2,568,593
Total Net Assets	$114,419,911	$91,018,795

Net Assets
The Money Market Fund - Retail Class
The Money Market Fund - Institutional Class
Total Net Assets

Capital Stock Outstanding (unlimited number of shares authorized, $0.10 par value)	20,598,224	10,955,923
The Money Market Fund - Retail Class
The Money Market Fund - Institutional Class
Total Capital Stock Outstanding

Net Asset Value, Offering and Redemption Price Per Share	$5.55	$8.31
The Money Market Fund - Retail Class
The Money Market Fund - Institutional Class

* Investments and affiliated investments at cost	$111,437,994	$88,554,722

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

The Aggressive Growth Fund	The Balanced Fund	The Strategic Growth Fund	The Quantex Fund	The Utilities and Infrastructure Fund	The Total Return Bond Fund	The Money Market Fund

$25,072,315	$72,650,429	$70,965,129	$21,401,083	$30,627,145	$68,791,959	$170,749,815
6,008,908	16,463,885	7,799,684	709,530	1,009,813	614,726	—
42,543	53,614	46,667	47,409	46,403	7,863	40,587
312,200	515,740	419,240	18,760	—	—	—
22,048	76,675	9,253	12,899	12,628	69,045	—
24,591	84,962	13,030	21,298	96,456	54,967	261,384
12,595	18,910	15,376	12,880	13,430	33,139	16,584
31,495,200	89,864,215	79,268,379	22,223,859	31,805,875	69,571,699	171,068,370

42,543	53,614	46,667	47,409	46,403	7,863	40,587
15	65,784	34,668	6,835	28,079	179,845	—
—	—	—	—	435	60
						167
						12,035
2,871	8,125	6,314	2,221	15,138	2,037	1,967
36,997	89,421	90,914	11,536	20,632	71,447	1,600
1,802	3,541	3,102	1,309	1,699	2,381	4,606
2,567	5,209	5,370	1,832	2,544	3,826	1,590
12,414	14,614	17,041	9,325	14,312	11,069	17,176
99,209	240,308	204,076	80,467	129,242	278,528	79,728

$31,395,991	$89,623,907	$79,064,303	$22,143,392	$31,676,633	$69,293,171	$170,988,642

$36,663,593	$90,737,517	$80,943,009	$23,279,503	$30,081,100	$70,476,013	$170,988,642
(172,876)	72,642	(179,813)	11,875	168,473	(107,877)	—
(5,926,806)	(3,087,669)	(3,057,968)	(646,641)	(349,434)	(1,703,844)	—
832,080	1,901,417	1,359,075	(501,345)	1,776,494	628,879	—
$31,395,991	$89,623,907	$79,064,303	$22,143,392	$31,676,633	$69,293,171	$170,988,642

						$75,562,703
						95,425,939
						$170,988,642

3,952,563	9,225,666	8,423,530	975,668	1,341,687	7,056,612
						75,562,703
						95,425,939
						170,988,642

$7.94	$9.71	$9.39	$22.70	$23.61	$9.82
						$1.00
						$1.00

$30,587,341	$87,776,102	$77,811,331	$22,628,216	$29,860,464	$68,777,806	$170,749,815

2012 Semi-Annual Report | June 30, 2012

Statements of Operations For the Period Ended June 30, 2012 (unaudited)

	The Muirfield Fund	The Dynamic Growth Fund
Investment Income
Interest	$45,254	$12,550
Interest from affiliates	23,664	21,750
Dividends	347,342	297,259
Total Investment Income	416,260	331,559

Fund Expenses
Investment advisor	495,804	353,461
Transfer agent	71,661	56,554
Transfer agent - The Money Market Fund - Retail Class
Transfer agent - The Money Market Fund - Institutional Class
Fund accounting	24,472	23,213
Administrative	52,774	42,702
Trustee	6,593	5,496
Audit	5,466	5,466
Legal	2,664	2,664
Custody	8,765	7,788
Printing	5,316	4,189
Distribution plan (12b-1)	118,706	117,301
Distribution plan (12b-1) - The Money Market Fund - Retail Class
Distribution plan (12b-1) - The Money Market Fund - Institutional Class
Administrative service plan	118,941	93,794
Postage	3,174	2,516
Registration and filing	12,355	12,097
Insurance	5,259	4,535
Chief Compliance Officer	2,664	2,664
Other	7,193	6,432
Total Expenses Before Reductions	941,807	740,872

Expenses reimbursed/waived by investment advisor	(56,430)	(51,667)
Expenses paid indirectly	(20,966)	(17,778)
Distribution plan (12b-1) expenses waived	(7,128)	(8,906)
Administrative service plan expenses waived	(27,322)	(7,500)
Transfer agent expenses waived	—	—

Net Expenses	829,961	655,021

Net Investment Income (Loss)	(413,701)	(323,462)

Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from investments	3,606,744	3,700,356
Net realized gains (losses) from futures contracts	1,887,075	1,475,222
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	5,493,819	5,175,578

Net change in unrealized appreciation (depreciation) of investments and futures contracts	4,004,698	2,661,023

Net Realized and Unrealized Gain (Loss) from Investments	9,498,517	7,836,601

Net Change in Net Assets Resulting from Operations	$9,084,816	$7,513,139

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

The Aggressive Growth Fund	The Balanced Fund	The Strategic Growth Fund	The Quantex Fund	The Utilities and Infrastructure Fund	The Total Return Bond Fund	The Money Market Fund

$7,035	$68,472	$15,470	$488	$—	$46,212	$349,027
5,714	12,262	7,349	384	374	1,625	—
81,013	639,908	399,590	181,279	558,660	1,396,218	—
93,762	720,642	422,409	182,151	559,034	1,444,055	349,027

125,716	326,157	324,253	105,162	160,708	128,117	299,801
20,115	52,185	51,881	12,687	19,285	25,486
						38,025
						41,008
17,842	22,849	22,771	13,072	17,713	20,906	27,492
16,762	39,790	39,587	10,572	16,071	30,623	76,936
2,339	5,073	5,234	1,621	2,212	3,859	1,314
5,466	5,466	5,466	5,466	5,466	5,466	5,466
2,664	2,664	2,664	2,664	2,664	2,664	2,664
4,142	7,363	7,563	3,607	2,816	5,540	6,744
1,563	3,808	4,006	926	1,468	2,850	7,640
41,696	108,109	107,608	20,989	39,975	79,779
						77,018
						15,380
33,315	86,365	85,878	20,992	31,923	63,782	—
1,159	2,322	2,470	800	2,311	1,783	3,682
11,075	12,280	11,439	11,161	12,112	19,829	15,375
2,313	3,287	4,672	1,195	1,576	—	5,001
2,664	2,664	2,664	2,664	2,664	2,664	2,664
5,342	6,385	6,278	5,069	6,581	5,311	13,424
294,173	686,767	684,434	218,647	325,545	398,659	639,634

(14,794)	(21,954)	(56,051)	(25,868)	—	(66,534)	(298,806)
(3,071)	(12,485)	(12,831)	—	—	(360)	—
(4,835)	(2,163)	(8,170)	(8,412)	(7,833)	(5,416)	(91,142)
(4,835)	(2,163)	(5,160)	(14,091)	(11,031)	(2,230)	—
—	—	—	—	—	(6,268)	(24,538)

266,638	648,002	602,222	170,276	306,681	317,851	225,148

(172,876)	72,640	(179,813)	11,875	252,353	1,126,204	123,879

752,152	1,719,338	(279,282)	364,975	(424,943)	(397,137)
330,683	411,538	697,676	92,692	—	(401,808)
1,082,835	2,130,876	418,394	457,667	(424,943)	(798,945)

1,432,890	2,774,404	4,647,942	(94,586)	(348,746)	1,256,589

2,515,725	4,905,280	5,066,336	363,081	(773,689)	457,644

$2,342,849	$4,977,920	$4,886,523	$374,956	$(521,336)	$1,583,848	$123,879

2012 Semi-Annual Report | June 30, 2012

Statements of Changes in Net Assets For the Period Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011

	The Muirfield Fund		The Dynamic Growth Fund
	2012	2011	2012	2011
Operations
Net investment income (loss)	$(413,701)	$(134,080)	$(323,462)	$(75,334)
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	5,493,819	8,319,052	5,175,578	6,399,074
Net change in unrealized appreciation (depreciation) of investments and futures contracts	4,004,698	(15,948,476)	2,661,023	(13,161,740)
Net change in net assets resulting from operations	9,084,816	(7,763,504)	7,513,139	(6,838,000)

Distributions to Shareholders
From net investment income	—	(171,704)	—	—
Net change in net assets resulting from distributions	—	(171,704)	—	—

Capital Transactions
Issued	16,044,489	46,474,732	11,316,978	28,124,254
Reinvested	—	171,192	—	—
Redeemed	(30,495,936)	(41,190,644)	(18,713,812)	(25,623,187)
Net change in net assets resulting from capital transactions	(14,451,447)	5,455,280	(7,396,834)	2,501,067

Total Change in Net Assets	(5,366,631)	(2,479,928)	116,305	(4,336,933)

Net Assets - Beginning of Year	119,786,542	122,266,470	90,902,490	95,239,423

Net Assets - End of Year	$114,419,911	$119,786,542	$91,018,795	$90,902,490

Accumulated undistributed (distributions in excess of) net investment income	$(413,701)	$—	$(323,462)	$—

Share Transactions
Issued	2,892,152	8,711,044	1,361,806	3,460,348
Reinvested	—	33,112	—	—
Redeemed	(5,469,422)	(7,393,311)	(2,249,589)	(3,310,326)
Net change in shares	(2,577,270)	1,350,845	(887,783)	150,022

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

The Aggressive Growth Fund		The Balanced Fund		The Strategic Growth Fund
2012	2011	2012	2011	2012	2011

$(172,876)	$(291,584)	$72,640	$962,717	$(179,813)	$(305,636)
1,082,835	2,730,480	2,130,876	473,406	418,394	(1,521,176)
1,432,890	(5,857,907)	2,774,404	(4,953,875)	4,647,942	(8,642,047)
2,342,849	(3,419,011)	4,977,920	(3,517,752)	4,886,523	(10,468,859)

—	—	—	(962,717)	—	—
—	—	—	(962,717)	—	—

6,718,889	24,363,507	20,827,163	51,025,191	11,617,330	74,435,544
—	—	—	961,698	—	—
(9,833,064)	(22,685,494)	(21,978,477)	(19,487,752)	(22,111,344)	(41,725,732)
(3,114,175)	1,678,013	(1,151,314)	32,499,137	(10,494,014)	32,709,812

(771,326)	(1,740,998)	3,826,606	28,018,668	(5,607,491)	22,240,953

32,167,317	33,908,315	85,797,301	57,778,633	84,671,794	62,430,841

$31,395,991	$32,167,317	$89,623,907	$85,797,301	$79,064,303	$84,671,794

$(172,876)	$—	$72,642	$2	$(179,813)	$—

835,046	3,029,752	2,141,115	5,370,164	1,212,547	7,582,758
—	—	—	105,708	—	—
(1,226,841)	(2,941,080)	(2,259,186)	(2,074,924)	(2,305,427)	(4,495,548)
(391,795)	88,672	(118,071)	3,400,948	(1,092,880)	3,087,210

2012 Semi-Annual Report | June 30, 2012

Statements of Changes in Net Assets For the Period Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011

	The Quantex Fund
	2012	2011
Operations
Net investment income (loss)	$11,875	$2,030
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	457,667	1,162,400
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(94,586)	(3,349,847)
Net change in net assets resulting from operations	374,956	(2,185,417)

Distributions to Shareholders
From net investment income	—	(5,803)
Net change in net assets resulting from distributions	—	(5,803)

Distributions to Shareholders - The Money Market Fund
From net investment income (Retail Class)
From net investment income (Institutional Class)
Net change in net assets resulting from distributions

Capital Transactions
Issued	6,909,248	13,071,807
Reinvested	6	5,745
Redeemed	(2,574,367)	(10,476,424)
Net change in net assets resulting from capital transactions	4,334,887	2,601,128

Total Change in Net Assets	4,709,843	409,908

Net Assets - Beginning of Year	17,433,549	17,023,641

Net Assets - End of Year	$22,143,392	$17,433,549

Accumulated undistributed (distributions in excess of) net investment income	$11,875	$—

Share Transactions
Issued	287,481	543,000
Reinvested	—	263
Redeemed	(109,937)	(492,877)
Net change in shares	177,544	50,386

*	Commenced operations June 30, 2011.

The accompanying notes are an integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

The Utilities and Infrastructure Fund		The Total Return Bond Fund		The Money Market Fund
2012	2011	2012	2011*	2012	2011

$252,353	$264,736	$1,126,204	$1,038,809	$123,879	$158,254
(424,943)	234,752	(798,945)	(904,899)	—	—
(348,746)	804	1,256,589	(627,710)	—	—
(521,336)	500,292	1,583,848	(493,800)	123,879	158,254

(83,959)	(487,367)	(1,234,081)	(1,038,809)
(83,959)	(487,367)	(1,234,081)	(1,038,809)

				(37,759)	(99,688)
				(86,120)	(58,566)
				(123,879)	(158,254)

4,323,678	17,335,004	21,899,602	62,982,890	345,304,197	373,929,928
81,787	474,790	1,233,910	1,038,808	43,960	114,790
(4,732,926)	(9,357,157)	(11,188,232)	(5,490,965)	(276,493,611)	(401,582,218)
(327,461)	8,452,637	11,945,280	58,530,733	68,854,546	(27,537,500)

(932,756)	8,465,562	12,295,047	56,998,124	68,854,546	(27,537,500)

32,609,389	24,143,827	56,998,124	—	102,134,096	129,671,596

$31,676,633	$32,609,389	$69,293,171	$56,998,124	$170,988,642	$102,134,096

$168,473	$79	$(107,877)	$—	$—	$—

179,516	705,848	2,207,831	6,309,532	345,304,197	373,929,928
3,421	19,781	125,039	105,778	43,960	114,790
(196,380)	(397,554)	(1,135,641)	(555,926)	(276,493,611)	(401,582,218)
(13,443)	328,075	1,197,229	5,859,384	68,854,546	(27,537,500)

2012 Semi-Annual Report | June 30, 2012

Financial Highlights For a Share Outstanding Through the Period Ended June 30, 2012 (unaudited) and Each Fiscal Year Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities, futures, and options (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Tax Return of Capital	Total Distributions
The Muirfield Fund (1)(2)(3)(4)
2012	$5.17	(0.02)	0.40	0.38	0.00	0.00	0.00	0.00
2011	$5.60	(0.01)	(0.41)	(0.42)	(0.01)	0.00	0.00	(0.01)
2010	$4.99	0.02	0.61	0.63	(0.02)	0.00	0.00	(0.02)
2009	$4.21	0.01	0.79	0.80	(0.02)	0.00	0.00	(0.02)
2008	$6.02	0.02	(1.83)	(1.81)	0.00	0.00	0.00	0.00
2007	$5.81	0.18	0.23	0.41	(0.20)	0.00	0.00	(0.20)
The Dynamic Growth Fund (1)(2)(3)(4)
2012	$7.68	(0.03)	0.66	0.63	0.00	0.00	0.00	0.00
2011	$8.14	(0.01)	(0.45)	(0.46)	0.00	0.00	0.00	0.00
2010	$7.06	0.02	1.08	1.10	(0.02)	0.00	0.00	(0.02)
2009	$5.48	0.00	1.58	1.58	0.00 *	0.00	0.00	0.00 *
2008	$9.24	0.04	(3.71)	(3.67)	(0.04)	(0.05)	0.00	(0.09)
2007	$9.56	0.29	0.38	0.67	(0.30)	(0.69)	0.00	(0.99)
The Aggressive Growth Fund (1)(2)(3)(4)
2012	$7.40	(0.04)	0.58	0.54	0.00	0.00	0.00	0.00
2011	$7.97	(0.07)	(0.50)	(0.57)	0.00	0.00	0.00	0.00
2010	$6.89	(0.01)	1.09	1.08	0.00	0.00	0.00	0.00
2009	$5.19	(0.01)	1.71	1.70	0.00	0.00	0.00	0.00
2008	$8.59	0.05	(3.40)	(3.35)	(0.05)	0.00	0.00	(0.05)
2007	$8.13	0.04	0.46	0.50	(0.04)	0.00	0.00	(0.04)
The Balanced Fund (1)(2)(3)(4)
2012	$9.18	0.01	0.52	0.53	0.00	0.00	0.00	0.00
2011	$9.72	0.13	(0.57)	(0.44)	(0.10)	0.00	0.00	(0.10)
2010	$8.98	0.14	0.74	0.88	(0.14)	0.00	0.00	(0.14)
2009	$7.86	0.03	1.12	1.15	(0.03)	0.00	0.00	(0.03)
2008	$10.46	0.07	(2.60)	(2.53)	(0.07)	0.00	0.00	(0.07)
2007	$10.51	0.07	0.45	0.52	(0.07)	(0.50)	0.00	(0.57)
The Strategic Growth Fund (1)(2)(3)(4)
2012	$8.90	(0.02)	0.51	0.49	0.00	0.00	0.00	0.00
2011	$9.71	(0.04)	(0.77)	(0.81)	0.00	0.00	0.00	0.00
2010	$8.12	0.04	1.58	1.62	(0.03)	0.00	0.00	(0.03)
2009	$5.98	(0.01)	2.15	2.14	0.00	0.00	0.00	0.00
2008	$10.58	0.05	(4.60)	(4.55)	(0.05)	0.00	0.00	(0.05)
2007	$10.73	0.08	0.46	0.54	(0.07)	(0.62)	0.00	(0.69)

1
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.

2012 Semi-Annual Report | June 30, 2012

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	Ratio of Expenses to Average Net Assets Before Reductions	Portfolio Turnover Rate

$5.55	7.35%	$114,420	1.39%	(0.69%)	1.43%	1.58%	90%
$5.17	(7.55%)	$119,787	1.39%	(0.11%)	1.46%	1.58%	189%
$5.60	12.65%	$122,266	1.39%	0.40%	1.47%	1.60%	128%
$4.99	18.95%	$115,138	1.43%	0.17%	1.51%	1.66%	166%
$4.21	(30.07%)	$86,310	1.39%	0.54%	1.48%	1.75%	173%
$6.02	7.02%	$50,374	1.38%	3.01%	1.52%	1.88%	144%

$8.31	8.20%	$91,019	1.39%	(0.69%)	1.43%	1.57%	92%
$7.68	(5.65%)	$90,902	1.39%	(0.08%)	1.46%	1.57%	176%
$8.14	15.54%	$95,239	1.39%	0.23%	1.47%	1.59%	119%
$7.06	28.87%	$84,358	1.37%	(0.04%)	1.48%	1.63%	148%
$5.48	(39.77%)	$67,298	1.34%	0.95%	1.46%	1.69%	122%
$9.24	7.06%	$19,115	1.32%	2.94%	1.46%	1.86%	150%

$7.94	7.30%	$31,396	1.59%	(1.03%)	1.61%	1.75%	78%
$7.40	(7.15%)	$32,167	1.59%	(0.73%)	1.65%	1.70%	224%
$7.97	15.67%	$33,908	1.59%	(0.07%)	1.66%	1.77%	124%
$6.89	32.76%	$29,895	1.54%	(0.25%)	1.63%	1.82%	156%
$5.19	(38.98%)	$20,715	1.62%	0.77%	1.65%	1.84%	213%
$8.59	6.14%	$28,841	1.70%	0.49%	1.70%	1.83%	170%

$9.71	5.77%	$89,624	1.49%	0.17%	1.52%	1.58%	116%
$9.18	(4.49%)	$85,797	1.44%	1.29%	1.51%	1.60%	164%
$9.72	9.76%	$57,779	1.52%	1.51%	1.57%	1.66%	161%
$8.98	14.65%	$49,388	1.54%	0.41%	1.59%	1.72%	182%
$7.86	(24.16%)	$34,766	1.54%	0.67%	1.55%	1.70%	204%
$10.46	5.03%	$74,290	1.56%	0.79%	1.56%	1.66%	137%

$9.39	5.51%	$79,064	1.39%	(0.42%)	1.42%	1.58%	60%
$8.90	(8.34%)	$84,672	1.39%	(0.37%)	1.48%	1.58%	166%
$9.71	19.96%	$62,431	1.49%	0.48%	1.59%	1.70%	115%
$8.12	35.79%	$34,052	1.54%	(0.13%)	1.65%	1.80%	75%
$5.98	(43.00%)	$21,074	1.57%	0.47%	1.59%	1.74%	178%
$10.58	5.08%	$63,785	1.58%	0.75%	1.58%	1.68%	134%

4
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year.

5	Except for The Money Market Fund, net investment income per share is based on average shares outstanding during the period.

*	Actual amounts were less than one-half of a cent per share

The accompanying notes are integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Financial Highlights For a Share Outstanding Through the Period Ended June 30, 2012 (unaudited) and Each Fiscal Year Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities, futures, and options (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Tax Return of Capital	Total Distributions
The Quantex Fund (3)(4)
2012	$21.84	0.01	0.85	0.86	0.00	0.00	0.00	0.00
2011	$22.77	0.00	(0.92)	(0.92)	(0.01)	0.00	0.00	(0.01)
2010	$18.48	(0.06)	4.35	4.29	0.00	0.00	0.00	0.00
2009	$10.42	(0.01)	8.07	8.06	0.00 **	0.00	0.00	0.00 **
2008	$18.32	0.00	(7.90)	(7.90)	0.00	0.00	0.00	0.00
2007	$19.86	0.16	(1.54)	(1.38)	(0.16)	0.00	0.00	(0.16)
The Utilities and Infrastructure Fund (3)(4)
2012	$24.06	0.19	(0.58)	(0.39)	(0.06)	0.00	0.00	(0.06)
2011	$23.51	0.22	0.70	0.92	(0.37)	0.00	0.00	(0.37)
2010	$20.73	0.15	2.76	2.91	(0.13)	0.00	0.00	(0.13)
2009	$16.13	0.15	4.74	4.89	(0.16)	0.00	(0.13)	(0.29)
2008	$26.14	0.09	(9.90)	(9.81)	(0.14)	0.00	(0.06)	(0.20)
2007	$22.23	0.14	3.91	4.05	(0.14)	0.00	0.00	(0.14)
The Total Return Bond Fund (1)(2)(3)(4)
2012	$9.73	0.17	0.11	0.28	(0.19)	0.00	0.00	(0.19)
2011*	$10.00	0.25	(0.31)	(0.06)	(0.21)	0.00	0.00	(0.21)
The Money Market Fund - Retail Class (3)(4)
2012	$1.00	0.000	N/A	0.000	0.000	0.000	0.000	0.000
2011	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
2010	$1.00	0.002	N/A	0.002	(0.002)	0.000	0.000	(0.002)
2009	$1.00	0.006	N/A	0.006	(0.006)	0.000	0.000	(0.006)
2008	$1.00	0.026	N/A	0.026	(0.026)	0.000	0.000	(0.026)
2007	$1.00	0.048	N/A	0.048	(0.048)	0.000	0.000	(0.048)
The Money Market Fund - Institutional Class (3)(4)
2012	$1.00	0.001	N/A	0.001	(0.001)	0.000	0.000	(0.001)
2011	$1.00	0.002	N/A	0.002	(0.002)	0.000	0.000	(0.002)
2010	$1.00	0.003	N/A	0.003	(0.003)	0.000	0.000	(0.003)
2009	$1.00	0.008	N/A	0.008	(0.008)	0.000	0.000	(0.008)
2008	$1.00	0.028	N/A	0.028	(0.028)	0.000	0.000	(0.028)
2007	$1.00	0.050	N/A	0.050	(0.050)	0.000	0.000	(0.050)

1
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.

4
Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year.

2012 Semi-Annual Report | June 30, 2012

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	Ratio of Expenses to Average Net Assets Before Reductions	Portfolio Turnover Rate

$22.70	3.94%	$22,143	1.61%	0.11%	1.61%	2.07%	27%
$21.84	(4.05%)	$17,434	1.62%	0.01%	1.62%	2.06%	57%
$22.77	23.21%	$17,024	1.65%	(0.26%)	1.65%	2.17%	55%
$18.48	77.37%	$12,667	1.79%	(0.05%)	1.79%	2.39%	34%
$10.42	(43.12%)	$6,743	1.73%	0.01%	1.73%	2.26%	49%
$18.32	(7.00%)	$17,450	1.56%	0.76%	1.56%	2.09%	56%

$23.61	(1.61%)	$31,677	1.91%	1.57%	1.91%	2.03%	15%
$24.06	3.93%	$32,609	1.90%	0.87%	1.90%	2.02%	43%
$23.51	14.10%	$24,144	1.92%	0.70%	1.92%	2.11%	53%
$20.73	30.63%	$20,731	2.00%	0.90%	2.00%	2.20%	35%
$16.13	(37.63%)	$15,859	1.96%	0.42%	1.96%	2.14%	48%
$26.14	18.24%	$27,333	1.90%	0.57%	1.90%	2.10%	50%

$9.82	2.85%	$69,293	0.99%	3.52%	0.99%	1.24%	114%
$9.73	(0.57%)	$56,998	0.99%	4.97%	1.06%	1.36%	125%

$1.00	0.05%	$75,563	0.29%	0.10%	0.29%	0.82%	N/A
$1.00	0.11%	$78,903	0.30%	0.11%	0.30%	0.90%	N/A
$1.00	0.20%	$96,087	0.38%	0.20%	0.38%	0.86%	N/A
$1.00	0.64%	$122,142	0.55%	0.66%	0.55%	0.84%	N/A
$1.00	2.65%	$161,232	0.49%	2.64%	0.49%	0.83%	N/A
$1.00	4.95%	$195,479	0.48%	4.83%	0.48%	0.84%	N/A

$1.00	0.08%	$95,426	0.22%	0.17%	0.22%	0.63%	N/A
$1.00	0.20%	$23,231	0.21%	0.20%	0.21%	0.71%	N/A
$1.00	0.28%	$33,584	0.29%	0.29%	0.29%	0.68%	N/A
$1.00	0.75%	$46,249	0.43%	0.83%	0.43%	0.67%	N/A
$1.00	2.79%	$77,294	0.37%	2.55%	0.37%	0.68%	N/A
$1.00	5.09%	$20,333	0.34%	4.98%	0.34%	0.67%	N/A

5	Except for The Money Market Fund, net investment income per share is based on average shares outstanding during the period.

*	Commenced Operations June 30, 2011

**	Actual amounts were less than one-half of a cent per share

The accompanying notes are integral part of these financial statements.

2012 Semi-Annual Report | June 30, 2012

Notes to Financial Statements June 30, 2012 (unaudited)

1.      Organization and Significant Accounting Policies

The Flex-funds® Trust (the “Trust”) was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust offers nine separate series and is presently comprised of nine separate funds as follows: The Muirfield Fund® (“Muirfield”), The Dynamic Growth Fund (“Dynamic”), The Aggressive Growth Fund (“Aggressive”), The Balanced Fund (f.k.a. The Defensive Balanced Fund)(“Balanced”)(please see second paragraph of Note #1 for more information), The Strategic Growth Fund (“Strategic”), The Quantex Fund™ (“Quantex”), The Utilities and Infrastructure Fund, The Total Return Bond Fund (“Total Bond”), and The Money Market Fund (“Money Market”) (each a “Fund” and collectively the “Funds”). Money Market offers two classes of shares (the Retail Class (“Retail Class”) and the Institutional Class (“Institutional Class”)). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and transfer agent expenses. The investment objective of Muirfield, Dynamic, Aggressive, and Strategic is growth of capital. The investment objective of Balanced is growth of capital, with current income usually of secondary importance. The investment objective of Quantex is long term capital appreciation. The investment objective of Utilities is total returns, including current income and growth of income. The investment objective of Total Bond is total returns, including current income and capital growth. The investment objective of Money Market is current income while maintaining a stable share price of $1.00.

Effective April 30, 2012, the Board of Trustees (“Trustees”), including a majority of non-interested or independent Trustees, approved the change of name of The Defensive Balanced Fund to The Balanced Fund. The investment strategy remains the same with an investment objective seeking growth of capital, with current income usually of secondary importance.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation. All investments in securities are recorded at their estimated fair value, as described in Note #2.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or if the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

To the extent that the Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash (disclosed as cash held at broker on the Statements of Assets & Liabilities) or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where futures contracts trade, is received or paid and is recorded as an unrealized gain or loss until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market and Utilities, it is normal practice for each Fund to invest in futures contracts on a daily basis. Although Utilities is permitted to invest in futures contracts, it typically does not.

2012 Semi-Annual Report | June 30, 2012

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30, 2012, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2012.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of June 30, 2012 was as follows:

Amount of Net Variation Margin and Unrealized Appreciation (Depreciation) on Derivatives

	Type of Derivative/Risk	Statements of Assets & Liabilities Location*	Fair Value of Variation Margin	Fair Value of Unrealized Appreciation
The Muirfield Fund®	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation of investments and futures contracts	$874,040	$956,150
The Dynamic Growth Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation of investments and futures contracts	835,980	908,370
The Aggressive Growth Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation of investments and futures contracts	312,200	338,198
The Balanced Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation of investments and futures contracts	515,740	563,205
The Strategic Growth Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation of investments and futures contracts	419,240	405,593
The Quantex Fund™	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation of investments and futures contracts	18,760	16,258

*	Unrealized appreciation on futures contracts is included with unrealized appreciation (depreciation) of investments on the Statements of Assets & Liabilities.

2012 Semi-Annual Report | June 30, 2012

The effect of derivative instruments on the Statements of Operations for the period January 1, 2012 through June 30, 2012 was as follows:

Amount of Realized Gain on Derivatives Recognized in Income

	Type of Derivative/Risk	Contracts Opened During the Year	Contracts Closed During the Year	Statement of Operations Location	For the Six Months Ended June 30, 2012
The Muirfield Fund®	Equity contracts	531	417	Net realized gains (losses) from futures contracts	$1,887,075
The Dynamic Growth Fund	Equity contracts	431	317	Net realized gains (losses) from futures contracts	1,475,222
The Aggressive Growth Fund	Equity contracts	165	120	Net realized gains (losses) from futures contracts	330,683
The Balanced Fund	Equity contracts	452	385	Net realized gains (losses) from futures contracts	411,538
The Strategic Growth Fund	Equity contracts	388	287	Net realized gains (losses) from futures contracts	697,676
The Quantex Fund™	Equity contracts	16	11	Net realized gains (losses) from futures contracts	92,691
The Total Return Bond Fund	US Treasury Bond contracts	205	235	Net realized gains (losses) from futures contracts	(401,809)

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income

	Type of Derivative/Risk	Statement of Operations Location	For the Six Months Ended June 30, 2012
The Muirfield Fund®	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	$865,510
The Dynamic Growth Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	832,025
The Aggressive Growth Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	315,538
The Balanced Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	495,225
The Strategic Growth Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	264,383
The Quantex Fund™	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(20,527)
The Total Return Bond Fund	US Treasury Bond contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(17,588)

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

As of and during the six months ended June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended June 30, 2012, the Funds did not incur any interest or penalties.

2012 Semi-Annual Report | June 30, 2012

The Funds are not subject to examination by U.S. federal and state tax authorities for tax years before 2008.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Quantex, Dynamic, Aggressive, Balanced, and Strategic declare and pay dividends from net investment income, if any, on a quarterly basis. Utilities and Total Bond declare and pay dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatments of unrealized gains and losses of futures contracts held by each Fund. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2011, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Accumulated Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Undistributed Net Realized Gain (Loss) from Investments and Futures Contracts
The Muirfield Fund®	$(134,080)	$134,080	$—
The Dynamic Growth Fund	(75,334)	75,334	—
The Aggressive Growth Fund	(291,584)	291,584	—
The Strategic Growth Fund	(305,636)	305,636	—
The Quantex Fund™	(3,773)	3,773	—
The Utilities & Infrastructure Fund	(250,770)	223,498	27,272

Investment income & expenses. For Money Market, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. Money Market is authorized to issue an unlimited number of shares in the Retail Class and the Institutional Class. Transactions in the capital shares of the Fund for the six months ended June 30, 2012 and the year ended December 31, 2011 were as follows:

	2012		2011
	Amount	Shares	Amount	Shares
Retail Class
Issued	$43,652,563	43,652,563	$96,538,959	96,538,959
Reinvested	37,206	37,206	97,230	97,230
Redeemed	(47,029,670)	(47,029,670)	(113,821,031)	(113,821,031)
Net increase (decrease)	$(3,339,901)	(3,339,901)	$(17,184,842)	(17,184,842)

Institutional Class
Issued	$301,651,634	301,651,634	$277,390,969	277,390,969
Reinvested	6,754	6,754	17,560	17,560
Redeemed	(229,463,941)	(229,463,941)	(287,761,187)	(287,761,187)
Net increase (decrease)	$72,194,447	72,194,447	$(10,352,658)	(10,352,658)

2012 Semi-Annual Report | June 30, 2012

Other. The Funds record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains are broken out as such. Discounts and premiums are amortized over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.      Securities Valuations

As described in Note #1, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, american depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Short-term notes (including bank obligations, commercial paper, corporate obligations, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds, except Money Market, maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as level 2.

2012 Semi-Annual Report | June 30, 2012

All securities held in Money Market, other than money market funds, are valued at amortized cost, which approximates fair value, and will be categorized as level 2.

Certificates of deposit. Certificates of deposit are valued at acquisition cost and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

For the six months ended June 30, 2012, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. Also, there were no significant transfers between level 1 and level 2 securities. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2012.

Muirfield – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$68,533,119	$—	$—	$68,533,119
Money market registered investment companies	23,827,920	—	—	23,827,920
Bank obligations	—	5,004,521	—	5,004,521
Floating rate demand notes	—	12,621,905	—	12,621,905
U.S. government obligations	—	3,499,566	—	3,499,566
Total	$92,361,039	$21,125,992	$—	$113,487,031
Trustee deferred compensation	$131,655	$—	$—	$131,655
Futures contracts*	$956,150	$—	$—	$956,150

Dynamic – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$57,537,288	$—	$—	$57,537,288
Money market registered investment companies	22,861,445	—	—	22,861,445
Bank obligations	—	5,004,521	—	5,004,521
Floating rate demand notes	—	1,812,063	—	1,812,063
U.S. government obligations	—	2,999,628	—	2,999,628
Total	$80,398,733	$9,816,212	$—	$90,214,945
Trustee deferred compensation	$72,788	$—	$—	$72,788
Futures contracts*	$908,370	$—	$—	$908,370

Aggressive – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$18,367,311	$—	$—	$18,367,311
Money market registered investment companies	6,008,908	—	—	6,008,908
Bank obligations	—	5,004,521	—	5,004,521
Floating rate demand notes	—	200,669	—	200,669
U.S. government obligations	—	1,499,814	—	1,499,814
Total	$24,376,219	$6,705,004	$—	$31,081,223
Trustee deferred compensation	$42,543	$—	$—	$42,543
Futures contracts*	$338,198	$—	$—	$338,198

2012 Semi-Annual Report | June 30, 2012

Balanced – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$60,094,557	$—	$—	$60,094,557
Money market registered investment companies	16,463,885	—	—	16,463,885
Bank obligations	—	5,004,521	—	5,004,521
Floating rate demand notes	—	5,551,599	—	5,551,599
U.S. government obligations	—	1,999,752	—	1,999,752
Total	$76,558,442	$12,555,872	$—	$89,114,314
Trustee deferred compensation	$53,614	$—	$—	$53,614
Futures contracts*	$563,205	$—	$—	$563,205

Strategic – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$61,958,309	$—	$—	$61,958,309
Money market registered investment companies	7,799,684	—	—	7,799,684
Bank obligations	—	5,004,521	—	5,004,521
Floating rate demand notes	—	2,002,547	—	2,002,547
U.S. government obligations	—	1,999,752	—	1,999,752
Total	$69,757,993	$9,006,820	$—	$78,764,813
Trustee deferred compensation	$46,667	$—	$—	$46,667
Futures contracts*	$405,593	$—	$—	$405,593

Quantex – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks**	$21,301,009	$—	$—	$21,301,009
Money market registered investment companies	709,530	—	—	709,530
Floating rate demand notes	—	86	—	86
U.S. government obligations	—	99,988	—	99,988
Total	$22,010,539	$100,074	$—	$22,110,613
Trustee deferred compensation	$47,409	$—	$—	$47,409
Futures contracts*	$16,258	$—	$—	$16,258

Utilities – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks**	$30,627,145	$—	$—	$30,627,145
Money market registered investment companies	1,009,813	—	—	1,009,813
Total	$31,636,958	$—	$—	$31,636,958
Trustee deferred compensation	$46,403	$—	$—	$46,403

Total Bond – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$68,652,181	$—	$—	$68,652,181
Money market registered investment companies	614,726	—	—	614,726
U.S. government obligations	—	139,778	—	139,778
Total	$69,266,907	$139,778	$—	$69,406,685
Trustee deferred compensation	$7,863	$—	$—	$7,863

2012 Semi-Annual Report | June 30, 2012

Money Market – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$11,763,023	$—	$11,763,023
Certificates of deposit	—	5,477,000	—	5,477,000
Commercial paper	—	11,343,789	—	11,343,789
Corporate obligations	—	74,300,908	—	74,300,908
U.S. government agency obligations	—	14,736,070	—	14,736,070
Money Market registered investment companies	53,129,025	—	—	53,129,025
Total	$53,129,025	$117,620,790	$—	$170,749,815
Trustee deferred compensation	$40,587	$—	$—	$40,587

*	Futures contracts include cumulative unrealized gain/loss on contracts open at June 30, 2012.

**	See schedule of investments for industry classifications.

3.      Investment Transactions

For the six months ended June 30, 2012, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, including U.S. Government investments, were as follows:

	Purchases	Sales
The Muirfield Fund®	$67,160,520	$111,340,504
The Dynamic Growth Fund	57,509,349	93,484,598
The Aggressive Growth Fund	17,079,192	31,853,227
The Balanced Fund	73,396,844	98,676,814
The Strategic Growth Fund	41,450,126	63,247,983
The Quantex Fund™	9,956,908	5,459,743
The Utilities & Infrastructure Fund	4,883,799	5,147,990
The Total Return Bond Fund	84,047,357	71,496,418

For the six months ended June 30, 2012, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
The Balanced Fund	$3,354,400	$5,623,790
The Total Return Bond Fund	—	5,544,210

4.      Investment Advisory Fees and Other Transactions with Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Financial, Inc. (“Meeder”), provides each Fund, under a separate Investment Advisory Contract, with investment management, research, statistical and advisory services. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a fee at the following annual rates:

2012 Semi-Annual Report | June 30, 2012

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets up to $100 Million	Percentage of Average Daily Net Assets up to $200 Million	Percentage of Average Daily Net Assets Exceeding $100 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	N/A	N/A	0.60%	N/A
Quantex*	1.00%	0.75%	N/A	N/A	0.60%	N/A
Utilities**	1.00%	0.75%	N/A	N/A	0.60%	N/A
Dynamic	N/A	N/A	N/A	0.75%	N/A	0.60%
Aggressive	N/A	N/A	N/A	0.75%	N/A	0.60%
Balanced	N/A	N/A	N/A	0.75%	N/A	0.60%
Strategic	N/A	N/A	N/A	0.75%	N/A	0.60%
Total Bond	N/A	N/A	0.40%	N/A	0.20%	N/A
Money Market***	N/A	N/A	0.40%	N/A	0.25%	N/A

*
MAM has contractually agreed to reduce its investment advisory fee by 0.25% for Quantex for average daily net assets up to $50 million. The foregoing reduction in investment advisory fees shall automatically renew annually on or about April 30th, unless MAM elects to terminate this reduction. During the six months ended June 30, 2012, $25,868 of investment advisory fees was waived in Quantex.

**
Under a separate Investment Subadvisory Agreement with MAM, Miller/Howard Investments, Inc. (“Miller/Howard”) serves as subadvisor of Utilities. The Investment Subadvisory Agreement provides that it will terminate automatically if assigned, and that it may be terminated by MAM without penalty to the Fund by MAM, the Trustees of the Fund, or by the vote of a majority of the outstanding voting securities of the Fund upon not less than 30 days written notice. As subadvisor to Utilities, Miller/Howard receives a fee paid by MAM.

***	During the six months ended June 30, 2012, MAM voluntarily agreed to reduce $20,284 of investment advisory fees in Money Market.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of the following:

	Minimum Fee	Amount Per Active Shareholder Account	Percentage of Average Daily Net Assets
Muirfield	$4,000	$15	0.12%
Quantex	4,000	15	0.12%
Utilities	4,000	15	0.12%
Dynamic	4,000	15	0.12%
Aggressive	4,000	15	0.12%
Balanced	4,000	15	0.12%
Strategic	4,000	15	0.12%
Total Bond	4,000	15	0.08%
Retail Class	4,000	20	0.08%
Institutional Class	4,000	20	0.08%

2012 Semi-Annual Report | June 30, 2012

For fixed income Funds that are subject to an expense cap and which are above the voluntary expense cap, the basis point fee will be reduced by 0.02%. During the six months ended June 30, 2012, MFSCo waived $6,268 and $24,538 of transfer agent fees for Total Bond and the Institutional Class, respectively.

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million
Muirfield	0.10%	0.08%
Quantex	0.10%	0.08%
Utilities	0.10%	0.08%
Dynamic	0.10%	0.08%
Aggressive	0.10%	0.08%
Balanced	0.10%	0.08%
Strategic	0.10%	0.08%
Total Bond	0.10%	0.08%
Money Market	0.10%	0.08%

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Utilities	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Aggressive	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Strategic	7,500	0.15%	0.10%	0.02%	0.01%
Total Bond	7,500	0.15%	0.10%	0.02%	0.01%
Money Market	30,000	0.15%	0.10%	0.02%	0.01%

For the six months ended June 30, 2012, MAM voluntarily agreed to reduce its fees and/or reimburse expenses (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses), to limit the total annual operating expenses of certain Funds. Such reductions and/or reimbursements are limited to the total of fees charged to each Fund or Class by MAM and MFSCo. For the six months ended June 30, 2012, the annual operating expense limitations and amounts voluntarily reimbursed for each Fund are as follows:

2012 Semi-Annual Report | June 30, 2012

	Annual Expense Limitation as a Percentage of Average Daily Net Assets	Voluntary Expense Reimbursements
Muirfield	1.39%	$56,430
Dynamic	1.39%	51,667
Aggressive	1.59%	14,794
Balanced	1.49%	21,954
Strategic	1.39%	56,051
Total Bond	0.99%	66,534
Retail Class	0.29%	119,392
Institutional Class	0.22%	159,130

Certain Funds have entered into an agreement with the Trust’s custodian, The Huntington National Bank (“HNB”), whereby HNB receives distribution, service, and administration fees (collectively the “fees”) from the underlying security holdings of the Funds, and forwards those fees to the appropriate Funds. The Funds use the fees received to reduce the gross expenses of each Fund. It is possible that the Funds may invest in security holdings in which fees are not paid. As such, the gross expenses of a Fund would not be decreased. Also, without this agreement it is likely that the Funds would not collect any fees from underlying security holdings. For the six months ended June 30, 2012, gross expenses were reduced by the following amounts:

Amount Received to Reduce Gross Expenses
Muirfield	$20,966
Dynamic	17,778
Aggressive	3,071
Balanced	12,485
Strategic	12,831
Total Bond	360

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The annual adopted distribution plan limitations and the amounts waived for the six months ended June 30, 2012 are as follows:

	Maximum Annual Rule 12b-1 Plan Expense Limitations as a Percentage of Average Daily Net Assets	Amount Waived
Muirfield	0.20%	$7,128
Quantex	0.20%	8,412
Utilities	0.25%	7,833
Dynamic	0.25%	8,906
Aggressive	0.25%	4,835
Balanced	0.25%	2,163
Strategic	0.25%	8,170
Total Bond	0.25%	5,416
Retail Class	0.20%	75,764
Institutional Class	0.03%	15,378

2012 Semi-Annual Report | June 30, 2012

An Administrative Services Plan has been adopted for each Fund of the Trust, except Money Market, to pay service organizations that provide administrative support services to their customers who own shares of record, or beneficially, of the Funds. The annual adopted administrative services plan limitations and the amounts waived for the six months ended June 30, 2012 are as follows:

	Maximum Annual Administrative Services Plan Expense Limitations as a Percentage of Average Daily Net Assets	Amount Waived
Muirfield	0.20%	$27,322
Quantex	0.20%	14,091
Utilities	0.20%	11,031
Dynamic	0.20%	7,500
Aggressive	0.20%	4,835
Balanced	0.20%	2,163
Strategic	0.20%	5,160
Total Bond	0.20%	2,230

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Once the eligible Trustees’ deferral amounts can be distributed, a lump sum or generally equal annual installments over a period of up to ten (10) years can be made to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

During the six months ended June 30, 2012, several of the Funds invested in The Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. As of June 30, 2012, the 7-day yield of the Institutional Class was 0.17%. A summary of the Funds’ investments in this affiliate during the year is noted below:

	12/31/11 Value	Purchases	Sales	6/30/12 Cost	Income	6/30/12 Value
The Muirfield Fund®	$295,130	$79,779,703	$(56,246,913)	$23,827,920	$23,664	$23,827,920
The Dynamic Growth Fund	392,637	66,153,123	(43,684,315)	22,861,445	21,750	22,861,445
The Aggressive Growth Fund	423,510	29,154,130	(23,568,732)	6,008,908	5,714	6,008,908
The Balanced Fund	994,119	71,290,518	(55,820,752)	16,463,885	12,262	16,463,885
The Strategic Growth Fund	1,437,882	57,658,192	(51,296,390)	7,799,684	7,349	7,799,684
The Quantex Fund™	323,007	6,858,674	(6,472,151)	709,530	384	709,530
The Utilities & Infrastructure Fund	355,581	3,597,561	(2,943,329)	1,009,813	374	1,009,813
The Total Return Bond Fund	1,420,475	39,775,891	(40,581,640)	614,726	1,625	614,726

2012 Semi-Annual Report | June 30, 2012

5.      Federal Tax Information

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2011 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Tax Return of Capital	Total Dividends Paid*
The Muirfield Fund®	$173,017	$—	$—	$—	$173,017
The Dynamic Growth Fund	189	—	—	—	189
The Aggressive Growth Fund	—	—	—	—	—
The Balanced Fund	966,354	—	—	—	966,354
The Strategic Growth Fund	149	—	—	—	149
The Quantex Fund™	5,745	—	—	—	5,745
The Utilities & Infrastructure Fund	480,205	—	—	—	480,205
The Total Return Bond Fund	1,038,809	—	—	—	1,038,809
The Money Market Fund	161,244	—	—	—	161,244

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2010 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Tax Return of Capital	Total Dividends Paid*
The Muirfield Fund®	$458,892	$—	$—	$—	$458,892
The Dynamic Growth Fund	198,567	—	—	—	198,567
The Aggressive Growth Fund	—	—	—	—	—
The Balanced Fund	792,255	—	—	—	792,255
The Strategic Growth Fund	198,274	—	—	—	198,274
The Quantex Fund™	25	—	—	—	25
The Utilities & Infrastructure Fund	133,540	—	—	—	133,540
The Money Market Fund	330,246	—	—	—	330,246

As of December 31, 2011, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Dividends Payable	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/(Depreciation)**	Total Accumulated Earnings/(Deficit)
The Muirfield Fund®	$509	$(509)	$(7,032,540)	$(1,882,701)	$(8,915,241)
The Dynamic Growth Fund	—	—	(10,299,112)	(587,343)	(10,886,455)
The Aggressive Growth Fund	—	—	(6,618,193)	(992,258)	(7,610,451)
The Balanced Fund	805	(803)	(4,802,814)	(1,288,718)	(6,091,530)
The Strategic Growth Fund	—	—	(3,017,822)	(3,747,407)	(6,765,229)
The Quantex Fund™	58	(58)	(909,378)	(601,689)	(1,511,067)
The Utilities & Infrastructure Fund	8,378	(7,511)	173,918	2,026,043	2,200,828
The Total Return Bond Fund	—	—	(542,658)	(989,951)	(1,532,609)
The Money Market Fund	3,084	(3,084)	—	—	—

*	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

**
The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: deferral of post October losses, wash sales, and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

2012 Semi-Annual Report | June 30, 2012

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Funds’ fiscal year ended December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Additionally, post Act losses that are carried forward will retain their character as either short-term or long-term capital loss carryovers rather than being considered all short-term as under previous law.

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2011, which are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

Post Act Carryforwards (no expiration)	Amount	Tax Character
The Strategic Growth Fund	$1,180,663	Short-term
The Total Return Bond Fund	542,658	Short-term

Pre Act Carryforwards	Amount	Expires
The Muirfield Fund®	$1,549,155	2016
The Muirfield Fund®	5,483,385	2017
The Dynamic Growth Fund	10,299,112	2017
The Aggressive Growth Fund	3,263,651	2016
The Aggressive Growth Fund	3,354,542	2017
The Balanced Fund	3,888,973	2016
The Balanced Fund	913,841	2017
The Strategic Growth Fund	1,837,159	2017
The Quantex Fund™	909,378	2017

Under current tax laws, Management has elected to defer net capital losses incurred after October 31, within a Fund’s fiscal year, and are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2011, Total Bond deferred post October losses in the amount of $221,284.

6.      Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2012, account holders that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

	Name of Account Holder	Percent of Voting Securities
The Muirfield Fund®	Nationwide Trust Company, FSB held for the benefit of others	52%
The Dynamic Growth Fund	Nationwide Trust Company, FSB held for the benefit of others	73%
The Aggressive Growth Fund	Nationwide Trust Company, FSB held for the benefit of others	66%
The Balanced Fund	Nationwide Trust Company, FSB held for the benefit of others	75%
The Strategic Growth Fund	Nationwide Trust Company, FSB held for the benefit of others	88%
The Quantex Fund™	Nationwide Trust Company, FSB held for the benefit of others	27%
The Utilities & Infrastructure Fund	Charles Schwab & Co. held for the benefit of others	28%
The Total Return Bond Fund	Nationwide Life Insurance Company held for the benefit of others	78%
The Money Market Fund – Institutional Class	Carey & Co. held for the benefit of others	92%

2012 Semi-Annual Report | June 30, 2012

Trustees and Officers (unaudited)

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo. The Trustees oversee the management of the Trust and elect its officers. The officers are responsible for the Funds’ day-to-day operations. The Trustees’ and officers’ names, addresses, years of birth, positions held with the Trust, and length of service with The Flex-funds are listed below. Also included is each Board member’s principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are “interested persons”, as defined in the 1940 Act, by virtue of their affiliation with the Trust, are indicated by an asterisk (*).

Name, Address1, and Year of Birth	Year First Elected a Trustee or Officer of the Trust	Position and Number of Funds Overseen2	Principal Occupation During Past Five Years and Other Directorships Held
Robert S. Meeder, Jr.* Year of Birth: 1961	1992	Trustee and President	President of Meeder Asset Management, Inc.
Jack W. Nicklaus** Year of Birth: 1961	1998	Trustee	Designer, Nicklaus Design, a golf course design firm and division of The Nicklaus Companies.
Stuart M. Allen** Year of Birth: 1961	2006	Trustee	President of Gardiner Allen DeRoberts Insurance LLC, an insurance agency; Chairman of the Trust’s Audit Committee.
Anthony D’Angelo** Year of Birth: 1959	2006	Trustee	Director of Sales, WSYX ABC 6/WTTE Fox 28, television stations owned and operated by Sinclair Broadcast Group; Lead Trustee of the Trust.
Dale W. Smith Year of Birth: 1959	2006	Vice President	Chief Financial Officer of Meeder Asset Management, Inc. (2005 - present); formerly Senior Vice President of Financial Services of BISYS Fund Services (1996 – 2004).
Mary “Maggie” Bull Year of Birth: 1966	2011	Chief Compliance Officer
Chief Compliance Officer, Legal Counsel and Anti-Money Laundering Officer of the Funds (2011 – present); Independent Legal Consultant (2007 – 2010); Assistant General Counsel of Nationwide (2006 – 2007).

Stephen E. Hoffman Year of Birth: 1964	2011	Assistant Chief Compliance Officer
Director of Human Resources, Meeder Asset Management, Inc. (2011 – present); Chief Compliance Officer, Meeder Asset Management, Inc. (2011 – present); Financial Consultant for Beacon Hill Fund Services (2009 – present); Chief Financial Officer for Sanese Services (2006 – 2008).

2012 Semi-Annual Report | June 30, 2012

Name, Address1, and Year of Birth	Year First Elected a Trustee or Officer of the Trust	Position and Number of Funds Overseen2	Principal Occupation During Past Five Years and Other Directorships Held
Bruce E. McKibben Year of Birth: 1969	2002	Treasurer	Director of Fund Accounting of Mutual Funds Service Co., the Trust’s transfer agent (1997 – present). Interim Chief Operating Officer of Meeder Asset Management, Inc. (June 2008 – October 2008).
Ruth Kirkpatrick Year of Birth: 1951	2009	Secretary, pro tempore	Senior Legal Specialist of Meeder Asset Management, Inc.

1	The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.

2	Each Trustee serves for an indefinite term, until his or her resignation, death, or removal. Each Trustee oversees all nine Funds in the Trust.

*	Robert S. Meeder, Jr. is deemed an “interested person” of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Trust.

**	Each independent Trustee is a member of the Trust’s Audit Committee, Compensation Committee, and Nominating Committee.

The Statement of Additional Information includes additional information about each Trustee and is available without charge. To obtain a copy of the Statement of Additional Information, please contact your financial representative or call toll free 1-800-325-3539.

Other Information

The Funds file their complete schedules of portfolios holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. In addition, The Money Market Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Forms N-Q and N-MFP are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ schedules of positions are also available on the Funds’ website at www.flexfunds.com.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30, 2012, is available on the SEC’s website at http://www.sec.gov, or, without charge, upon request by calling toll-free 1-800-325-3539.

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2012 Semi-Annual Report | June 30, 2012

Manager and Investment Advisor

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Subadvisor / The Utilities and Infrastructure Fund

Miller/Howard Investments, Inc.
141 Upper Byrdcliffe Road, P.O. Box 549
Woodstock, New York 12498

Board of Trustees

Stuart Allen
Anthony D’Angelo
Robert S. Meeder, Jr.
Jack Nicklaus II

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

The Flex-funds®

Semiannual Report June 30, 2012

Mutual funds can be a quick, efficient, cost-effective way to achieve investment diversification. The investment options available through The Flex-funds® are suitable for a wide range of investors, from the conservative-minded to the growth-oriented, to help investors achieve their individual financial goals.

We provide professional management, ongoing supervision of clients' holdings, automatic diversification and e-Delivery of statements and fund mailings: all important elements of a well-rounded investment plan.

No matter what your objectives may be, The Flex-funds® can help you make the most of your personal investment plan and help you achieve your individual financial goals.

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Call Toll Free: 800-325-3539
Local: 614-760-2159
Fax: 614-766-6669

www.flexfunds.com
flexfunds@meederfinancial.com

FSC®

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.  Audit Committee Financial Expert.

Currently, The Flex-funds (the “Funds”) do not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Trustees believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board of Trustees believes that the members are qualified to evaluate the Funds’ financial statements, supervise the Funds’ preparation of its financial statements, and oversee the work of the Funds’ independent auditors.  The Board of Trustees also believes that, although no single Audit Committee member possesses all of the attributes required to be an “audit committee financial  expert”, the Audit Committee members collectively as a group possess the attributes required to be an “audit committee  financial expert.”

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2012	2011
Audit Fees	$67,500	$67,500
Audit-Related Fees	325	1,050
Tax Fees	13,500	20,250
All Other Fees	0	2,500

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements.  Tax fees include amounts related to tax compliance, tax planning, and tax advice.  All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1)  A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2)  100% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)  Not applicable.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $29,795 and $25,535 respectively.

(h)  Not applicable.

Items 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)  Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.  Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 7, 2012

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	September 7, 2012